UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

WisdomTree Europe Defense Fund

Ticker: WDEF

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Europe Defense Fund (the "Fund") for the period of July 17, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Defense Fund	$10	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 7/17/25. Actual expenses are calculated using a 76/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Key Fund Statistics

  Total Net Assets$21,702,090
  # of Portfolio Holdings33
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Thales SA	11.0%
Rheinmetall AG	10.5%
BAE Systems PLC	10.5%
Leonardo SpA	6.9%
Saab AB	6.1%
Hensoldt AG	4.8%
RENK Group AG	4.8%
Rolls-Royce Holdings PLC	4.4%
Safran SA	4.5%
Airbus SE	4.3%

Sector Breakdown (% of Net Assets)

Industrials	97.5%
Information Technology	1.6%
Communication Services	0.8%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Europe Defense Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: WDEF

WDEF - 092025

WisdomTree Europe Quality Dividend Growth Fund

Ticker: EUDG

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Europe Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Quality Dividend Growth Fund	$31	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$80,736,855
  # of Portfolio Holdings214
  Portfolio Turnover Rate2%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Novartis AG	5.2%
Roche Holding AG	4.9%
Nestle SA	4.4%
LVMH Moet Hennessy Louis Vuitton SE	4.3%
BP PLC	3.4%
Deutsche Telekom AG	3.1%
Unilever PLC	2.9%
L'Oreal SA	2.8%
AstraZeneca PLC	2.7%
Industria de Diseno Textil SA	2.6%

Sector Breakdown (% of Net Assets)

Industrials	22.8%
Health Care	17.8%
Consumer Staples	17.2%
Consumer Discretionary	15.1%
Information Technology	7.4%
Communication Services	5.8%
Energy	4.0%
Materials	3.9%
Financials	3.8%
Utilities	1.3%
Other Sectors	0.1%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Europe Quality Dividend Growth Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: EUDG

EUDG - 092025

WisdomTree Europe SmallCap Dividend Fund

Ticker: DFE

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Europe SmallCap Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe SmallCap Dividend Fund	$33	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$179,836,054
  # of Portfolio Holdings373
  Portfolio Turnover Rate7%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Plus500 Ltd.	1.7%
Lion Finance Group PLC	1.4%
BW LPG Ltd.	1.4%
Primary Health Properties PLC	1.4%
Bilfinger SE	1.3%
TBC Bank Group PLC	1.3%
Coface SA	1.2%
Valiant Holding AG	1.2%
Maire SpA	1.2%
Sonae SGPS SA	1.1%

Sector Breakdown (% of Net Assets)

Industrials	25.9%
Financials	15.4%
Consumer Discretionary	14.5%
Materials	8.2%
Real Estate	6.5%
Communication Services	6.0%
Consumer Staples	5.2%
Information Technology	5.1%
Energy	5.1%
Health Care	3.3%
Other Sectors	3.6%
Other Assets and Liabilities, Net	1.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Europe SmallCap Dividend Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: DFE

DFE - 092025

WisdomTree International AI Enhanced Value Fund

Ticker: AIVI

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree International AI Enhanced Value Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International AI Enhanced Value Fund	$32	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$57,106,876
  # of Portfolio Holdings122
  Portfolio Turnover Rate51%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Swedbank AB	3.3%
Oversea-Chinese Banking Corp. Ltd.	3.2%
TotalEnergies SE	3.1%
United Overseas Bank Ltd.	2.8%
Vinci SA	2.7%
British American Tobacco PLC	2.7%
BASF SE	2.5%
M&G PLC	2.5%
Imperial Brands PLC	2.4%
FinecoBank Banca Fineco SpA	2.3%

Sector Breakdown (% of Net Assets)

Financials	39.7%
Industrials	15.5%
Consumer Staples	10.3%
Materials	7.0%
Consumer Discretionary	6.8%
Energy	5.9%
Health Care	4.3%
Real Estate	3.2%
Utilities	3.1%
Communication Services	1.3%
Other Sectors	1.3%
Other Assets and Liabilities, Net	1.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International AI Enhanced Value Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: AIVI

AIVI - 092025

WisdomTree International Equity Fund

Ticker: DWM

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree International Equity Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Equity Fund	$26	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$600,418,760
  # of Portfolio Holdings1,411
  Portfolio Turnover Rate4%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	2.7%
Novartis AG	1.6%
Intesa Sanpaolo SpA	1.3%
Banco Bilbao Vizcaya Argentaria SA	1.2%
British American Tobacco PLC	1.2%
Toyota Motor Corp.	1.2%
Allianz SE	1.1%
Enel SpA	1.0%
Shell PLC	1.0%
Banco Santander SA	0.9%

Sector Breakdown (% of Net Assets)

Financials	24.1%
Industrials	17.9%
Consumer Discretionary	9.6%
Consumer Staples	8.9%
Health Care	6.9%
Utilities	6.6%
Materials	6.4%
Communication Services	6.1%
Energy	5.1%
Information Technology	4.1%
Other Sectors	3.3%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International Equity Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: DWM

DWM - 092025

WisdomTree International High Dividend Fund

Ticker: DTH

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree International High Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International High Dividend Fund	$32	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$490,105,291
  # of Portfolio Holdings578
  Portfolio Turnover Rate1%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	4.9%
Intesa Sanpaolo SpA	2.3%
British American Tobacco PLC	2.2%
Banco Bilbao Vizcaya Argentaria SA	1.9%
Allianz SE	1.9%
Shell PLC	1.8%
Enel SpA	1.8%
TotalEnergies SE	1.6%
Engie SA	1.5%
Iberdrola SA	1.5%

Sector Breakdown (% of Net Assets)

Financials	29.8%
Industrials	13.2%
Utilities	12.0%
Energy	9.5%
Materials	7.5%
Communication Services	7.1%
Consumer Staples	7.0%
Consumer Discretionary	5.8%
Real Estate	4.4%
Other Sectors	3.0%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International High Dividend Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: DTH

DTH - 092025

WisdomTree International LargeCap Dividend Fund

Ticker: DOL

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree International LargeCap Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International LargeCap Dividend Fund	$26	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$668,401,893
  # of Portfolio Holdings279
  Portfolio Turnover Rate1%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	3.8%
Novartis AG	2.1%
Intesa Sanpaolo SpA	1.9%
Banco Bilbao Vizcaya Argentaria SA	1.7%
British American Tobacco PLC	1.6%
Toyota Motor Corp.	1.6%
Allianz SE	1.6%
Shell PLC	1.4%
Enel SpA	1.3%
Banco Santander SA	1.3%

Sector Breakdown (% of Net Assets)

Financials	29.9%
Industrials	14.6%
Consumer Staples	9.5%
Health Care	8.5%
Consumer Discretionary	8.3%
Utilities	7.0%
Communication Services	6.2%
Materials	5.5%
Energy	5.4%
Information Technology	3.4%
Other Sectors	0.9%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International LargeCap Dividend Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: DOL

DOL - 092025

WisdomTree International MidCap Dividend Fund

Ticker: DIM

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree International MidCap Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International MidCap Dividend Fund	$32	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$155,274,671
  # of Portfolio Holdings591
  Portfolio Turnover Rate3%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Banca Monte dei Paschi di Siena SpA	1.1%
Banco BPM SpA	1.1%
BPER Banca SpA	1.0%
AIB Group PLC	1.0%
Repsol SA	0.9%
Singapore Airlines Ltd.	0.9%
Fortum OYJ	0.7%
Mapfre SA	0.7%
Koninklijke KPN NV	0.7%
Bank of Ireland Group PLC	0.7%

Sector Breakdown (% of Net Assets)

Financials	25.9%
Industrials	20.4%
Consumer Discretionary	9.0%
Real Estate	8.6%
Utilities	7.6%
Materials	6.1%
Communication Services	6.0%
Consumer Staples	5.5%
Energy	4.5%
Information Technology	3.2%
Other Sectors	2.5%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International MidCap Dividend Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: DIM

DIM - 092025

WisdomTree International Multifactor Fund

Ticker: DWMF

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree International Multifactor Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Multifactor Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$38,415,612
  # of Portfolio Holdings202
  Portfolio Turnover Rate58%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Banque Cantonale Vaudoise	1.2%
Hannover Rueck SE	1.0%
Novartis AG	1.0%
Swisscom AG	0.9%
BKW AG	0.9%
Schindler Holding AG	0.9%
Pearson PLC	0.8%
Nestle SA	0.8%
Admiral Group PLC	0.8%
Talanx AG	0.8%

Sector Breakdown (% of Net Assets)

Financials	22.7%
Industrials	16.5%
Consumer Staples	12.6%
Consumer Discretionary	8.7%
Utilities	8.4%
Health Care	8.3%
Communication Services	8.1%
Real Estate	5.2%
Information Technology	4.9%
Materials	3.0%
Other Sectors	0.8%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International Multifactor Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: DWMF

DWMF - 092025

WisdomTree International Quality Dividend Growth Fund

Ticker: IQDG

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree International Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Quality Dividend Growth Fund	$24	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$740,538,085
  # of Portfolio Holdings256
  Portfolio Turnover Rate2%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

BP PLC	5.1%
Industria de Diseno Textil SA	4.2%
ASML Holding NV	3.8%
GSK PLC	3.7%
SAP SE	3.5%
UBS Group AG	3.1%
Nintendo Co. Ltd.	2.8%
Deutsche Post AG	2.7%
Airbus SE	2.4%
Imperial Brands PLC	2.4%

Sector Breakdown (% of Net Assets)

Industrials	21.8%
Consumer Discretionary	17.0%
Information Technology	16.7%
Health Care	12.9%
Materials	7.4%
Energy	6.4%
Communication Services	6.2%
Financials	5.1%
Consumer Staples	4.9%
Other Sectors	0.9%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International Quality Dividend Growth Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: IQDG

IQDG - 092025

WisdomTree International SmallCap Dividend Fund

Ticker: DLS

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree International SmallCap Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International SmallCap Dividend Fund	$33	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$1,033,666,481
  # of Portfolio Holdings981
  Portfolio Turnover Rate5%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Sydbank AS	1.0%
Harel Insurance Investments & Financial Services Ltd.	0.9%
Hoegh Autoliners ASA	0.6%
Cofinimmo SA	0.6%
Menora Mivtachim Holdings Ltd.	0.6%
Plus500 Ltd.	0.5%
Johnson Electric Holdings Ltd.	0.5%
Coface SA	0.5%
First Pacific Co. Ltd.	0.5%
TP ICAP Group PLC	0.5%

Sector Breakdown (% of Net Assets)

Industrials	25.3%
Financials	15.1%
Consumer Discretionary	13.7%
Materials	10.1%
Information Technology	8.0%
Consumer Staples	7.7%
Real Estate	6.1%
Communication Services	3.9%
Health Care	3.6%
Other Sectors	5.5%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International SmallCap Dividend Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: DLS

DLS - 092025

WisdomTree Japan SmallCap Dividend Fund

Ticker: DFJ

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Japan SmallCap Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan SmallCap Dividend Fund	$32	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$320,293,165
  # of Portfolio Holdings760
  Portfolio Turnover Rate2%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Toyo Tire Corp.	0.9%
Mitsui Kinzoku Co. Ltd.	0.6%
Toyoda Gosei Co. Ltd.	0.6%
Nippon Electric Glass Co. Ltd.	0.5%
Nippon Gas Co. Ltd.	0.5%
Itoham Yonekyu Holdings, Inc.	0.5%
EXEO Group, Inc.	0.5%
Kokuyo Co. Ltd.	0.5%
Sankyu, Inc.	0.5%
Hirogin Holdings, Inc.	0.5%

Sector Breakdown (% of Net Assets)

Industrials	24.9%
Consumer Discretionary	17.9%
Materials	14.6%
Information Technology	11.2%
Financials	9.9%
Consumer Staples	8.9%
Health Care	3.7%
Real Estate	3.2%
Communication Services	1.7%
Other Sectors	2.8%
Other Assets and Liabilities, Net	1.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Japan SmallCap Dividend Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: DFJ

DFJ - 092025

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period (i.e., September 30, 2025) is included under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, including the financial highlights, are attached herewith.

WisdomTree Trust

Semi-Annual Financial Statements and Other Information

September 30, 2025 (unaudited)

WisdomTree Europe Defense Fund (WDEF)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree International AI Enhanced Value Fund (AIVI)

WisdomTree International Equity Fund (DWM)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Multifactor Fund (DWMF)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

Schedule of Investments (unaudited) WisdomTree Europe Defense Fund (WDEF) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
Czech Republic – 0.4%
Colt CZ Group SE	2,242	$83,594
France – 25.8%
Airbus SE	4,050	939,377
Dassault Aviation SA	2,713	907,240
Eutelsat Communications SACA*	18,478	74,145
Exail Technologies SA*	618	73,777
Exosens SAS	5,254	266,693
Safran SA	2,734	964,056
Thales SA	7,581	2,374,786
Total France		5,600,074
Germany – 20.1%
Hensoldt AG	8,041	1,042,134
RENK Group AG	10,062	1,035,800
Rheinmetall AG	984	2,294,478
Total Germany		4,372,412
Italy – 10.2%
Avio SpA	921	57,896
Fincantieri SpA*	25,272	663,377
Leonardo SpA	23,521	1,492,960
Total Italy		2,214,233
Luxembourg – 0.5%
SES SA	12,778	97,367
Norway – 4.4%
Kitron ASA	7,181	41,958
Kongsberg Gruppen ASA	28,884	923,305
Total Norway		965,263
Spain – 1.4%
Indra Sistemas SA	6,915	309,567
Sweden – 7.3%
INVISIO AB	4,883	163,544
Mildef Group AB	4,543	98,153
Saab AB, Class B	21,673	1,323,871
Total Sweden		1,585,568
Investments	Shares	Value
United Kingdom – 29.8%
Avon Technologies PLC	2,788	$79,759
Babcock International Group PLC	52,190	934,469
BAE Systems PLC	82,058	2,274,590
Chemring Group PLC	29,470	233,680
Cohort PLC	5,054	97,432
Melrose Industries PLC	94,878	777,617
QinetiQ Group PLC	58,485	432,651
Rolls-Royce Holdings PLC	60,247	965,180
Senior PLC	15,942	42,623
Serco Group PLC	76,309	243,267
Smiths Group PLC	11,960	378,699
Total United Kingdom		6,459,967
TOTAL COMMON STOCKS (Cost: $19,897,105)		21,688,045
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(a) (Cost: $16,696)	16,696	16,696
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $19,913,801)		21,704,741
Other Liabilities less Assets – 0.0%		(2,651)
NET ASSETS – 100.0%		$21,702,090

*     Non-income producing security.

(a)   Rate shown represents annualized 7-day yield as of September 30, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$21,688,045	$—	$—	$21,688,045
Mutual Fund	—	16,696	—	16,696
Total Investments in Securities	$21,688,045	$16,696	$—	$21,704,741

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (unaudited) WisdomTree Europe Quality Dividend Growth Fund (EUDG) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.2%
Australia – 0.9%
Glencore PLC*	153,879	$707,657
Austria – 0.8%
ANDRITZ AG	2,158	151,885
Kontron AG	3,375	108,500
Mondi PLC	11,610	160,051
Telekom Austria AG	12,266	131,154
Wienerberger AG	3,567	114,923
Total Austria		666,513
Belgium – 0.9%
Barco NV	6,171	98,032
Bekaert SA	2,712	123,959
Kinepolis Group NV	1,207	45,383
Melexis NV	1,673	132,592
Solvay SA	4,282	135,947
Syensqo SA	1,785	144,090
Tessenderlo Group SA	2,604	79,093
Total Belgium		759,096
Brazil – 0.1%
Yara International ASA	3,360	122,778
Chile – 0.3%
Antofagasta PLC	6,888	255,099
China – 0.5%
Prosus NV*	5,592	393,842
Denmark – 2.1%
Coloplast AS, Class B	1,991	170,179
DSV AS	491	97,732
Novo Nordisk AS, Class B	21,593	1,171,456
Novonesis Novozymes, Class B	2,614	160,104
Pandora AS	1,039	135,485
Total Denmark		1,734,956
Faroe Islands – 0.1%
Bakkafrost P/F	1,409	64,591
Finland – 1.6%
Kesko OYJ, Class B	10,327	219,630
Kone OYJ, Class B	7,989	544,450
Metso OYJ	16,499	226,529
Valmet OYJ	5,575	185,252
Wartsila OYJ Abp	5,170	154,602
Total Finland		1,330,463
France – 14.1%
Aeroports de Paris SA	1,857	245,036
Airbus SE	5,396	1,251,575
Alten SA	836	68,663
Bureau Veritas SA	6,792	212,603
Carrefour SA	23,955	362,957
Dassault Aviation SA	722	241,440
Edenred SE	5,562	132,014
FDJ UNITED	5,932	198,648
Investments	Shares	Value
Gaztransport & Technigaz SA	948	$175,551
Hermes International SCA	430	1,052,435
Interparfums SA	2,390	78,856
L’Oreal SA	5,214	2,257,596
LVMH Moet Hennessy Louis Vuitton SE	5,734	3,506,842
Nexans SA	401	59,368
Opmobility	8,493	136,317
Rexel SA	7,730	252,864
Technip Energies NV	4,596	216,444
Thales SA	2,438	763,715
Valeo SE	8,842	110,491
Vivendi SE*	15,504	54,615
Total France		11,378,030
Georgia – 0.2%
TBC Bank Group PLC	2,198	134,489
Germany – 11.9%
adidas AG	473	99,706
AIXTRON SE	4,269	73,987
Bechtle AG	2,487	114,668
Bilfinger SE	590	64,957
Brenntag SE	2,459	147,067
CTS Eventim AG & Co. KGaA	1,125	110,244
Daimler Truck Holding AG	22,360	920,080
Deutsche Post AG, Registered Shares	31,124	1,387,492
Deutsche Telekom AG, Registered Shares	74,302	2,532,713
Fielmann Group AG	1,795	108,409
GEA Group AG	2,291	169,187
HochTief AG	1,508	403,639
Hugo Boss AG	2,007	95,367
Jenoptik AG	2,563	51,738
Knorr-Bremse AG	1,772	166,256
Merck KGaA	446	57,357
Nemetschek SE	648	84,363
Rheinmetall AG	249	580,615
SAP SE	6,797	1,820,117
Scout24 SE(a)	1,132	141,789
Sixt SE	801	77,506
Stroeer SE & Co. KGaA	1,685	75,037
Suedzucker AG	11,880	130,726
Symrise AG	996	86,649
Wacker Neuson SE	2,843	73,492
Total Germany		9,573,161
Ireland – 0.1%
Kingspan Group PLC	583	48,500
Israel – 0.2%
Plus500 Ltd.	2,865	124,196
Italy – 2.3%
Brembo NV	8,887	93,823
Brunello Cucinelli SpA	781	85,344
Coca-Cola HBC AG*	5,587	263,553
Ferrari NV	651	314,843

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Europe Quality Dividend Growth Fund (EUDG) September 30, 2025
Investments	Shares	Value
Intercos SpA	3,368	$47,805
Leonardo SpA	3,599	228,441
Moncler SpA	3,751	219,798
Piaggio & C SpA(b)	22,737	52,310
Prysmian SpA	1,645	162,709
Recordati Industria Chimica & Farmaceutica SpA	1,145	69,556
Reply SpA	406	57,819
Sanlorenzo SpA	1,557	64,306
Sesa SpA	559	56,750
Technogym SpA(a)	7,223	122,553
Zignago Vetro SpA(b)	5,932	54,437
Total Italy		1,894,047
Netherlands – 5.0%
Aalberts NV	2,126	69,945
Arcadis NV	766	38,612
ASM International NV	221	132,642
ASML Holding NV	2,038	1,983,009
Corbion NV	2,482	47,770
Heineken Holding NV	4,580	314,010
IMCD NV	440	45,496
Koninklijke KPN NV	101,850	489,107
Universal Music Group NV	22,443	647,660
Wolters Kluwer NV	1,837	250,707
Total Netherlands		4,018,958
Norway – 1.2%
Aker ASA, Class A	1,951	153,103
Borregaard ASA	3,285	63,937
Europris ASA(a)	9,008	91,364
Kongsberg Gruppen ASA	5,484	175,301
Leroy Seafood Group ASA	23,503	116,033
Mowi ASA	11,507	243,107
Odfjell Drilling Ltd.	13,147	102,248
Total Norway		945,093
Portugal – 0.6%
Corticeira Amorim SGPS SA	7,823	66,182
Jeronimo Martins SGPS SA	15,692	381,669
Total Portugal		447,851
Spain – 5.0%
Amadeus IT Group SA	5,155	408,856
CIE Automotive SA	3,576	111,768
Endesa SA	30,904	988,055
Gestamp Automocion SA(a)	30,888	119,478
Indra Sistemas SA	3,552	159,014
Industria de Diseno Textil SA	38,651	2,133,139
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	37,147	56,305
Viscofan SA	1,413	96,462
Total Spain		4,073,077
Investments	Shares	Value
Sweden – 5.2%
Alfa Laval AB	4,004	$182,381
Assa Abloy AB, Class B	9,828	341,286
Atlas Copco AB, Class B	14,457	216,661
Atlas Copco AB, Class A	27,734	468,568
Axfood AB	5,277	163,891
Bilia AB, Class A	6,150	75,199
Billerud Aktiebolag	6,676	59,980
Dometic Group AB(a)	12,744	66,531
Epiroc AB, Class A	7,559	159,457
Epiroc AB, Class B	4,337	81,805
EQT AB	8,851	306,417
Evolution AB(a)	4,103	337,398
Granges AB	5,086	63,162
Hemnet Group AB	1,395	35,123
Indutrade AB	1,953	44,812
Investment AB Latour, Class B	4,172	98,876
JM AB	3,053	45,608
Lagercrantz Group AB, Class B	3,906	84,058
Lifco AB, Class B	1,544	52,172
Mycronic AB	3,797	86,779
New Wave Group AB, Class B	5,940	69,410
NP3 Fastigheter AB	2,198	58,776
Paradox Interactive AB	2,990	55,635
Saab AB, Class B	1,641	100,239
Sandvik AB	17,551	488,549
Securitas AB, Class B	8,163	122,899
SkiStar AB	3,639	60,939
Sweco AB, Class B	2,924	48,748
Thule Group AB(a)	3,434	84,197
Trelleborg AB, Class B	2,121	79,043
Truecaller AB, Class B	10,927	48,192
Vitec Software Group AB, Class B	1,189	41,896
Total Sweden		4,228,687
Switzerland – 6.4%
ABB Ltd., Registered Shares	17,394	1,253,094
Belimo Holding AG, Registered Shares	88	91,965
Clariant AG, Registered Shares*	8,161	75,389
Comet Holding AG, Registered Shares	180	43,527
Geberit AG, Registered Shares	461	346,018
Georg Fischer AG, Registered Shares	997	77,627
Logitech International SA, Registered Shares	1,970	214,864
Lonza Group AG, Registered Shares	183	121,256
Schindler Holding AG, Participation Certificate	337	127,574
Schindler Holding AG, Registered Shares	533	191,924
SFS Group AG	420	56,377
Sika AG, Registered Shares	1,303	290,029
Sonova Holding AG, Registered Shares	178	48,457
Stadler Rail AG	1,788	43,574

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments (unaudited) (continued) WisdomTree Europe Quality Dividend Growth Fund (EUDG) September 30, 2025
Investments	Shares	Value
Straumann Holding AG, Registered Shares	427	$45,563
Sulzer AG, Registered Shares	511	86,574
Swissquote Group Holding SA, Registered Shares	258	180,128
Temenos AG, Registered Shares	1,313	105,944
UBS Group AG, Registered Shares	39,922	1,631,200
VAT Group AG(a)	263	103,924
Total Switzerland		5,135,008
United Kingdom – 16.3%
4imprint Group PLC	617	26,830
Admiral Group PLC	7,934	358,032
Ashtead Group PLC	2,814	188,091
AstraZeneca PLC	14,616	2,200,259
Auto Trader Group PLC(a)	6,225	66,054
B&M European Value Retail SA	47,037	165,718
BAE Systems PLC	34,331	951,631
Barratt Redrow PLC	28,969	152,059
Bellway PLC	2,651	87,581
Compass Group PLC	16,736	569,805
Croda International PLC	2,501	91,043
Diageo PLC	35,040	837,550
Games Workshop Group PLC	616	120,496
Greggs PLC	1,715	37,033
Howden Joinery Group PLC	5,041	57,244
Imperial Brands PLC	29,340	1,247,378
Inchcape PLC	11,816	110,158
InterContinental Hotels Group PLC	1,232	148,841
Intertek Group PLC	1,811	115,125
ITV PLC	146,634	157,826
Man Group PLC	47,644	114,427
MONY Group PLC	26,749	71,373
Next PLC	1,540	256,562
Persimmon PLC	7,144	111,468
Reckitt Benckiser Group PLC	15,653	1,204,946
RELX PLC	16,003	766,321
Renishaw PLC	1,298	62,471
Rightmove PLC	7,755	73,979
Sage Group PLC	11,064	163,844
Softcat PLC	3,137	66,642
Spectris PLC	1,905	105,149
Telecom Plus PLC	2,830	71,397
Unilever PLC	39,981	2,368,275
Total United Kingdom		13,125,608
United States – 23.4%
Acerinox SA	14,003	182,634
BP PLC	472,685	2,709,270
Experian PLC	4,866	243,823
Ferrovial SE	7,717	442,311
Investments	Shares	Value
GSK PLC	85,680	$1,816,134
Nestle SA, Registered Shares	38,390	3,525,617
Novartis AG, Registered Shares	33,449	4,209,029
RHI Magnesita NV	1,273	35,304
Roche Holding AG	12,129	3,961,952
Roche Holding AG, Bearer Shares	1,533	524,455
Schneider Electric SE	4,429	1,236,488
Total United States		18,887,017
TOTAL COMMON STOCKS (Cost: $67,738,162)		80,048,717
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c) (Cost: $12,374)	12,374	12,374
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(c) (Cost: $109,785)	109,785	109,785
TOTAL INVESTMENTS IN SECURITIES – 99.3% (Cost: $67,860,321)		80,170,876
Other Assets less Liabilities – 0.7%		565,979
NET ASSETS – 100.0%		$80,736,855

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $104,367 and the total market value of the collateral held by the Fund was $111,012. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,227.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2025.

CURRENCY ABBREVIATIONS:
CHF	Swiss franc
EUR	Euro
GBP	British pound
SEK	Swedish krona
USD	United States dollar

See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Europe Quality Dividend Growth Fund (EUDG) September 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	10/2/2025	6,828	USD	64,222	SEK	$—	$ (0)^
Goldman Sachs	10/2/2025	10,363	USD	8,825	EUR	—	(7)
JPMorgan Chase Bank NA	10/2/2025	11,542	USD	9,187	CHF	—	(4)
JPMorgan Chase Bank NA	10/2/2025	19,804	USD	14,726	GBP	—	(21)
						$—	$(32)

^     Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$80,048,717	$—	$—	$80,048,717
Mutual Fund	—	12,374	—	12,374
Investment of Cash Collateral for Securities Loaned	—	109,785	—	109,785
Total Investments in Securities	$80,048,717	$122,159	$—	$80,170,876
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(32)	$—	$(32)
Total – Net	$80,048,717	$122,127	$—	$80,170,844

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.
See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments (unaudited) WisdomTree Europe SmallCap Dividend Fund (DFE) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 98.5%
Austria – 1.0%
Kontron AG(a)	22,159	$712,367
Oesterreichische Post AG(a)	20,937	728,189
SBO AG(a)	12,171	381,835
Total Austria		1,822,391
Belgium – 2.2%
Barco NV	44,896	713,218
Bekaert SA	30,263	1,383,246
Deceuninck NV	61,732	149,060
Fagron	19,426	451,489
Ion Beam Applications	7,389	91,509
Kinepolis Group NV	4,507	169,463
Recticel SA	17,468	183,492
Xior Student Housing NV	24,352	836,948
Total Belgium		3,978,425
Denmark – 0.7%
Cementir Holding NV	48,948	816,697
Chemometec AS	2,144	210,593
Matas AS	7,514	153,762
Total Denmark		1,181,052
Finland – 3.5%
Aktia Bank OYJ	21,597	253,765
Anora Group OYJ	39,782	140,933
Harvia OYJ	3,370	136,413
Kamux Corp.	26,475	62,216
Lassila & Tikanoja OYJ	16,395	201,117
Marimekko OYJ	15,308	225,196
Nokian Renkaat OYJ(a)	95,925	867,318
Oma Saastopankki OYJ(a)	15,253	205,389
Outokumpu OYJ	376,530	1,711,291
Puuilo OYJ	55,840	973,682
Raisio OYJ, Class V	84,932	244,498
Sanoma OYJ	26,619	334,042
Talenom OYJ	28,276	115,786
Terveystalo OYJ(b)	30,056	357,396
Tokmanni Group Corp.	46,327	494,535
Total Finland		6,323,577
France – 6.0%
ABC arbitrage	33,324	229,061
Bonduelle SCA	16,992	163,718
Cie des Alpes	26,657	667,158
Coface SA	113,722	2,120,602
Derichebourg SA	54,697	338,055
Etablissements Maurel & Prom SA	127,744	732,784
Fnac Darty SA	5,547	190,317
GL Events SACA	12,770	465,147
Manitou BF SA	16,153	354,162
Mersen SA	13,503	398,237
Investments	Shares	Value
Metropole Television SA	54,895	$823,041
Opmobility	112,045	1,798,378
Quadient SA	15,536	239,138
Television Francaise 1 SA	76,875	781,790
Vicat SACA	20,814	1,460,050
Total France		10,761,638
Georgia – 2.7%
Lion Finance Group PLC	24,900	2,564,405
TBC Bank Group PLC	38,031	2,327,005
Total Georgia		4,891,410
Germany – 6.1%
7C Solarparken AG*	34,910	68,338
AIXTRON SE	34,088	590,787
Bilfinger SE	21,368	2,352,563
Cancom SE	15,278	469,436
Dermapharm Holding SE	12,187	466,107
Deutz AG	64,101	675,232
Duerr AG	25,051	587,521
ElringKlinger AG(a)	32,341	174,803
GFT Technologies SE(a)	7,117	152,030
Hamborner REIT AG	52,480	350,251
Indus Holding AG	12,063	307,576
Instone Real Estate Group SE(b)	14,359	144,929
Jenoptik AG	10,055	202,975
M1 Kliniken AG	10,446	175,519
MLP SE	16,061	140,405
Norma Group SE	12,833	215,023
ProCredit Holding AG	13,404	144,267
SAF-Holland SE	43,746	759,715
Sirius Real Estate Ltd.	1,289,940	1,697,509
SMA Solar Technology AG*	14,001	354,029
Wacker Neuson SE	29,687	767,409
Wuestenrot & Wuerttembergische AG	16,365	259,590
Total Germany		11,056,014
Ireland – 1.3%
C&C Group PLC	105,014	195,098
Cairn Homes PLC	337,012	758,715
Dalata Hotel Group PLC	71,606	538,477
Kenmare Resources PLC	84,416	355,709
Origin Enterprises PLC	65,940	302,170
Uniphar PLC	29,410	136,153
Total Ireland		2,286,322
Israel – 1.7%
Plus500 Ltd.	71,038	3,079,444
Italy – 8.9%
Alerion Cleanpower SpA	12,456	282,178
Arnoldo Mondadori Editore SpA	213,756	538,745
Ascopiave SpA	123,469	441,757
Banca IFIS SpA	58,286	1,545,045

See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Europe SmallCap Dividend Fund (DFE) September 30, 2025
Investments	Shares	Value
Cairo Communication SpA*	129,003	$422,146
d’Amico International Shipping SA	80,407	409,280
Danieli & C Officine Meccaniche SpA	4,739	242,222
Danieli & C Officine Meccaniche SpA, RSP	10,192	367,890
Datalogic SpA	17,209	92,408
El.En. SpA	16,737	223,405
Equita Group SpA	39,400	261,567
Ferretti SpA(a)	124,345	393,608
Fiera Milano SpA	43,048	368,738
Fila SpA	7,943	86,984
IMMSI SpA(a)	340,458	236,823
Intercos SpA	13,992	198,602
Italian Sea Group SpA(a)	41,261	246,772
Maire SpA	138,827	2,055,333
MARR SpA	36,791	398,143
MFE-MediaForEurope NV, Class A(a)	290,104	1,083,292
Orsero SpA	10,922	243,577
OVS SpA(b)	79,914	393,437
Piaggio & C SpA(a)	320,414	737,160
RAI Way SpA(b)	166,280	1,178,135
Rizzoli Corriere Della Sera Mediagroup SpA	157,955	193,763
Sanlorenzo SpA	10,197	421,149
Sesa SpA	2,145	217,760
Sogefi SpA	195,139	597,296
Technogym SpA(b)	89,068	1,511,216
Wiit SpA	4,887	111,629
Zignago Vetro SpA(a)	63,813	585,596
Total Italy		16,085,656
Jersey – 0.8%
Ithaca Energy PLC	561,375	1,488,830
Netherlands – 2.9%
Acomo NV	11,679	321,114
Brunel International NV(a)	34,836	332,370
Corbion NV	16,272	313,179
ForFarmers NV	69,244	368,975
Koninklijke BAM Groep NV	128,797	1,215,989
Koninklijke Heijmans NV	15,354	1,068,024
PostNL NV(a)	304,469	373,850
Sligro Food Group NV	12,934	160,485
Wereldhave NV	52,049	1,163,217
Total Netherlands		5,317,203
Norway – 9.3%
ABG Sundal Collier Holding ASA	218,857	151,567
AF Gruppen ASA*	17,600	296,691
Aker Solutions ASA	227,874	683,316
AMSC ASA*	79,123	11,879
Austevoll Seafood ASA	86,098	819,751
Bonheur ASA	13,202	297,706
Borregaard ASA	20,799	404,815
Bouvet ASA	29,243	193,140
Investments	Shares	Value
Deep Value Driller AS*	119,719	$228,932
Elmera Group ASA(b)	115,025	392,532
Europris ASA(b)	85,312	865,278
Kid ASA(b)	21,263	317,524
Kitron ASA	60,426	353,067
Klaveness Combination Carriers ASA(b)	55,081	394,153
MPC Container Ships ASA	534,544	882,889
NORBIT ASA	29,961	553,110
Norconsult Norge AS	106,765	508,262
Odfjell Drilling Ltd.	126,801	986,165
Odfjell SE, Class A	34,717	427,273
Panoro Energy ASA*	86,588	199,595
Pexip Holding ASA	30,416	188,389
Protector Forsikring ASA	7,420	365,133
Rana Gruber ASA	70,363	466,839
Reach Subsea ASA	207,255	159,111
Solstad Maritime Holding AS	81,263	186,099
SpareBank 1 Nord Norge	55,534	782,545
SpareBank 1 Oestlandet	19,736	372,337
SpareBank 1 SMN	66,513	1,290,957
Sparebanken Norge	68,987	1,212,862
Stolt-Nielsen Ltd.	35,914	1,236,391
TGS ASA	123,991	918,332
Veidekke ASA	36,926	584,729
Total Norway		16,731,369
Portugal – 4.0%
Altri SGPS SA(a)	110,088	648,060
Corticeira Amorim SGPS SA	46,795	395,886
CTT-Correios de Portugal SA	90,148	767,948
Ibersol SGPS SA	16,498	193,852
NOS SGPS SA	272,827	1,247,024
REN – Redes Energeticas Nacionais SGPS SA	388,305	1,396,150
Semapa-Sociedade de Investimento & Gestao	22,181	475,904
Sonae SGPS SA	1,289,377	2,027,094
Total Portugal		7,151,918
Singapore – 1.4%
BW LPG Ltd.(b)	172,363	2,465,092
South Africa – 0.3%
Pan African Resources PLC	427,066	503,645
Spain – 5.0%
Aedas Homes SA(b)	21,907	545,703
Almirall SA	46,271	625,237
Atresmedia Corp. de Medios de Comunicacion SA	137,464	904,513
Construcciones y Auxiliar de Ferrocarriles SA	16,597	1,027,728
Elecnor SA	22,010	627,147
Ence Energia y Celulosa SA(a)	101,819	337,856
Ercros SA*	31,611	100,286
Faes Farma SA	98,523	493,736
Gestamp Automocion SA(b)	343,174	1,327,431

See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments (unaudited) (continued) WisdomTree Europe SmallCap Dividend Fund (DFE) September 30, 2025
Investments	Shares	Value
Global Dominion Access SA(b)	61,163	$235,003
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	213,998	324,367
Melia Hotels International SA	37,066	322,507
Neinor Homes SA*(b)	45,872	934,619
Pharma Mar SA*	1,949	207,595
Prosegur Cash SA(b)	230,690	206,548
Prosegur Cia de Seguridad SA	125,233	429,674
Tubacex SA(a)	74,461	308,846
Total Spain		8,958,796
Sweden – 11.7%
AcadeMedia AB(b)	33,051	342,982
AddLife AB, Class B	11,974	225,855
Addnode Group AB	15,285	170,644
AFRY AB	36,300	624,485
Alimak Group AB(b)	28,789	473,843
Alleima AB	83,705	634,122
Ambea AB(b)	25,686	371,153
AQ Group AB	17,246	329,880
Arjo AB, Class B	76,672	268,696
Atea ASA*	40,346	581,466
Attendo AB(b)	55,749	417,891
Bahnhof AB, Class B	50,989	325,285
Beijer Alma AB	13,726	359,747
Bergman & Beving AB	5,911	204,259
Bilia AB, Class A	45,128	551,798
BioGaia AB, Class B	22,739	259,181
Bravida Holding AB(b)	99,317	968,872
Bredband2 i Skandinavien AB	842,445	270,063
Bufab AB	43,925	412,671
Catella AB	42,193	139,745
Clas Ohlson AB, Class B	24,574	965,705
Cloetta AB, Class B	184,487	665,362
Coor Service Management Holding AB(b)	76,496	393,009
Corem Property Group AB, Class B	148,513	65,026
Dometic Group AB(b)	112,440	587,001
Duni AB(a)	21,131	219,508
Electrolux Professional AB, Class B	38,950	250,967
Engcon AB	18,792	148,256
Fagerhult Group AB	48,004	208,755
FastPartner AB, Class A	29,138	157,074
Ferronordic AB*	12,821	62,843
Granges AB	30,066	373,383
Heba Fastighets AB, Class B	44,458	149,610
Instalco AB	56,284	152,603
Inwido AB	21,984	416,067
ITAB Shop Concept AB*	71,016	127,759
JM AB	11,742	175,410
Know It AB	11,709	128,729
Lindab International AB	26,839	565,596
MEKO AB	15,822	136,433
Investments	Shares	Value
MIPS AB	3,759	$136,290
NCC AB, Class B	48,537	1,115,746
New Wave Group AB, Class B	33,849	395,531
Nolato AB, Class B	77,257	483,827
NP3 Fastigheter AB	6,121	163,680
OEM International AB, Class B	24,896	378,532
Paradox Interactive AB	17,809	331,371
Peab AB, Class B	59,220	481,689
Platzer Fastigheter Holding AB, Class B	26,353	193,337
Ratos AB, Class B	101,426	397,504
Rusta AB	38,236	246,570
Rvrc Holding AB	36,865	194,024
Scandi Standard AB	32,161	322,803
SkiStar AB	14,419	241,464
Svedbergs Group AB	27,777	162,437
Synsam AB	56,447	345,700
Systemair AB	45,493	378,741
Troax Group AB	12,835	187,781
Truecaller AB, Class B	32,733	144,365
VBG Group AB, Class B	7,961	266,126
Vitec Software Group AB, Class B	3,794	133,686
Volati AB	17,240	197,236
Zinzino AB, Class B(a)	17,640	262,581
Total Sweden		21,042,755
Switzerland – 2.9%
Arbonia AG	16,520	108,175
Ascom Holding AG, Registered Shares	24,481	107,382
Huber & Suhner AG, Registered Shares	4,276	733,044
Implenia AG, Registered Shares	4,143	346,790
Landis & Gyr Group AG*	9,426	760,572
Mobilezone Holding AG, Registered Shares	30,339	426,306
OC Oerlikon Corp. AG, Registered Shares	174,377	590,425
Valiant Holding AG, Registered Shares	12,837	2,074,830
Total Switzerland		5,147,524
United Kingdom – 25.8%
4imprint Group PLC	9,470	411,792
Advanced Medical Solutions Group PLC	26,844	81,131
AG Barr PLC	40,479	364,026
AJ Bell PLC	153,750	1,120,829
Alfa Financial Software Holdings PLC(b)	71,758	225,088
Alpha Group International PLC	4,584	259,191
Avon Technologies PLC	5,167	147,817
Bakkavor Group PLC(b)	185,281	531,296
Begbies Traynor Group PLC	96,198	150,228
Bloomsbury Publishing PLC	25,207	162,039
Bodycote PLC	77,424	671,255
BRAEMAR PLC	15,276	49,357
Breedon Group PLC	171,325	828,482
Brickability Group PLC	154,740	122,075
Brooks Macdonald Group PLC	6,661	162,309

See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Europe SmallCap Dividend Fund (DFE) September 30, 2025
Investments	Shares	Value
Bytes Technology Group PLC	86,227	$460,386
Card Factory PLC	202,724	277,830
Chemring Group PLC	48,801	386,963
Chesnara PLC	140,752	522,985
City of London Investment Group PLC	29,025	148,094
Clarkson PLC	13,539	668,927
CMC Markets PLC(b)	106,479	343,317
Coats Group PLC	557,202	624,861
Cohort PLC	8,053	155,248
Craneware PLC	4,313	138,772
CVS Group PLC	8,495	142,726
Domino’s Pizza Group PLC	131,292	351,913
Dr. Martens PLC	417,829	558,846
Elementis PLC	142,126	310,732
Elixirr International PLC	12,149	144,583
Empiric Student Property PLC	242,128	301,843
Epwin Group PLC	87,018	139,406
Essentra PLC	57,898	83,869
Fevertree Drinks PLC	24,116	283,430
Firstgroup PLC	237,039	719,921
Fonix PLC	43,858	119,269
FRP Advisory Group PLC	138,942	268,418
Fuller Smith & Turner PLC, Class A	6,828	52,396
Future PLC	13,060	115,162
Galliford Try Holdings PLC	42,641	301,953
Gamma Communications PLC	14,713	198,074
GB Group PLC	26,949	82,174
Genuit Group PLC	60,204	297,857
Genus PLC	9,694	309,298
GlobalData PLC	208,970	347,437
Great Portland Estates PLC	154,375	661,930
Halfords Group PLC	96,250	185,295
Hammerson PLC	249,284	975,250
Hargreaves Services PLC	21,941	209,720
Hays PLC	589,356	445,902
Helical PLC	20,488	56,543
Hill & Smith PLC	26,761	736,752
Hilton Food Group PLC	45,796	411,841
Hollywood Bowl Group PLC	92,901	315,797
Hunting PLC	34,950	159,269
Ibstock PLC(b)	93,928	176,019
Impax Asset Management Group PLC	88,601	227,823
IntegraFin Holdings PLC	89,638	418,743
James Halstead PLC(a)	168,524	339,179
Johnson Service Group PLC	86,135	173,939
Just Group PLC	230,708	656,899
Kainos Group PLC	42,408	539,232
Keller Group PLC	31,984	649,322
Kier Group PLC	146,797	435,764
Kitwave Group PLC(a)	30,511	94,473
Lancashire Holdings Ltd.	97,421	885,283
Investments	Shares	Value
LSL Property Services PLC	44,912	$159,622
Luceco PLC(b)	69,151	118,975
Macfarlane Group PLC	75,079	92,787
Marshalls PLC	50,859	123,792
Me Group International PLC	139,311	347,338
Mears Group PLC	50,471	217,429
Michelmersh Brick Holdings PLC	67,231	86,437
Midwich Group PLC	97,906	240,546
Mitie Group PLC	668,694	1,253,119
MJ Gleeson PLC	8,080	41,662
MONY Group PLC	335,547	895,329
Morgan Advanced Materials PLC	130,140	385,442
Morgan Sindall Group PLC	22,228	1,328,646
Mortgage Advice Bureau Holdings Ltd.	18,113	175,082
MP Evans Group PLC	28,106	512,701
NCC Group PLC	79,655	158,494
Next 15 Group PLC	24,829	109,303
Nichols PLC	14,867	222,163
Norcros PLC	50,850	180,726
Oxford Instruments PLC	6,885	171,290
PageGroup PLC	146,042	448,662
PayPoint PLC	55,780	563,955
Pennon Group PLC	279,541	1,759,729
Pets at Home Group PLC	195,519	539,069
Polar Capital Holdings PLC	89,338	576,701
Premier Foods PLC	117,759	304,383
Primary Health Properties PLC	1,989,216	2,444,998
Property Franchise Group PLC	26,255	210,307
Reach PLC	244,574	218,956
Renew Holdings PLC	19,416	211,724
Restore PLC	21,225	75,722
Ricardo PLC	23,942	138,597
Sabre Insurance Group PLC(b)	161,960	316,592
Safestore Holdings PLC	80,114	709,676
Savills PLC	29,597	380,121
Secure Trust Bank PLC	6,858	105,713
Senior PLC	109,825	293,634
Smiths News PLC	252,711	210,251
Speedy Hire PLC	298,905	96,576
Spire Healthcare Group PLC(b)	48,782	163,525
SSP Group PLC	173,870	400,966
SThree PLC	81,144	178,061
Tatton Asset Management PLC	19,465	182,385
Telecom Plus PLC	56,168	1,417,047
Vertu Motors PLC	93,993	76,556
Vesuvius PLC	164,838	829,955
Victrex PLC	57,650	558,802
Volex PLC	24,728	121,009
Volution Group PLC	44,660	380,582
Warpaint London PLC(a)	16,826	46,437
Wickes Group PLC	154,218	465,060
See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments (unaudited) (concluded) WisdomTree Europe SmallCap Dividend Fund (DFE) September 30, 2025
Investments	Shares	Value
Workspace Group PLC	85,450	$456,122
XPS Pensions Group PLC	85,428	389,875
YouGov PLC	17,905	72,193
Young & Co.’s Brewery PLC, Class A	7,092	76,381
Yu Group PLC	7,752	160,716
Zigup PLC	241,246	1,058,775
Total United Kingdom		46,359,276
United States – 0.3%
Noram Drilling AS*	45,482	123,986
RHI Magnesita NV	15,757	436,985
Total United States		560,971
TOTAL COMMON STOCKS (Cost: $146,539,513)		177,193,308
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
WisdomTree International MidCap Dividend Fund(c) (Cost: $558,278)	7,255	560,705
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(d) (Cost: $57,007)	57,007	57,007
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.3%
United States – 3.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(d) (Cost: $5,856,458)	5,856,458	$5,856,458
TOTAL INVESTMENTS IN SECURITIES – 102.1% (Cost: $153,011,256)		183,667,478
Other Liabilities less Assets – (2.1)%		(3,831,424)
NET ASSETS – 100.0%		$179,836,054

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,036,968 and the total market value of the collateral held by the Fund was $6,476,950. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $620,492.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)  Rate shown represents annualized 7-day yield as of September 30, 2025.

ABBREVIATIONS:
RSP	Risparmio Italian Savings Shares

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Dividend Income
WisdomTree International MidCap Dividend Fund	$516,282	$778,778	$807,820	$83,601	$(10,136)	$560,705	$17,399

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$177,193,308	$—	$—	$177,193,308
Exchange-Traded Fund	560,705	—	—	560,705
Mutual Fund	—	57,007	—	57,007
Investment of Cash Collateral for Securities Loaned	—	5,856,458	—	5,856,458
Total Investments in Securities	$177,754,013	$5,913,465	$—	$183,667,478

See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree International AI Enhanced Value Fund (AIVI) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 97.1%
Australia – 4.9%
APA Group	24,160	$142,187
National Australia Bank Ltd.	40,397	1,182,032
Scentre Group	178,256	482,008
Transurban Group	90,388	826,684
Vicinity Ltd.	84,865	141,735
Total Australia		2,774,646
Belgium – 1.6%
Anheuser-Busch InBev SA	4,952	295,585
Groupe Bruxelles Lambert NV	3,649	326,070
Syensqo SA	3,307	266,949
Total Belgium		888,604
Denmark – 0.6%
Carlsberg AS, Class B	2,119	246,430
Coloplast AS, Class B	1,456	124,450
Total Denmark		370,880
Finland – 0.2%
Sampo OYJ, Class A	12,330	141,661
France – 11.0%
Arkema SA	3,748	236,049
Bouygues SA	3,338	150,297
Capgemini SE	2,085	302,682
Carrefour SA	9,764	147,940
Cie Generale des Etablissements Michelin SCA	9,315	334,264
Eiffage SA	5,633	719,461
Gecina SA	1,596	159,963
Getlink SE	11,879	218,579
Klepierre SA	3,928	153,047
Publicis Groupe SA	2,189	210,087
Renault SA	4,752	194,309
Sodexo SA	2,309	145,285
TotalEnergies SE	29,068	1,766,833
Vinci SA	11,246	1,558,597
Total France		6,297,393
Germany – 6.1%
Allianz SE, Registered Shares	718	301,520
BASF SE	29,159	1,452,359
Bayer AG, Registered Shares	23,320	773,530
Evonik Industries AG	25,476	442,130
Fresenius Medical Care AG	2,852	149,660
Hannover Rueck SE	487	146,833
Mercedes-Benz Group AG	3,708	232,963
Total Germany		3,498,995
Hong Kong – 2.9%
CK Asset Holdings Ltd.	32,000	155,139
CLP Holdings Ltd.	17,000	140,822
Hang Seng Bank Ltd.	50,200	764,575
Hongkong Land Holdings Ltd.	26,200	165,846
Investments	Shares	Value
Power Assets Holdings Ltd.	21,500	$136,178
Sun Hung Kai Properties Ltd.	11,500	137,756
Wharf Real Estate Investment Co. Ltd.	48,000	141,895
Total Hong Kong		1,642,211
Ireland – 0.6%
Bank of Ireland Group PLC	21,333	351,304
Israel – 1.0%
Mizrahi Tefahot Bank Ltd.	9,098	600,107
Italy – 6.2%
Eni SpA	14,947	261,087
FinecoBank Banca Fineco SpA	61,255	1,324,693
Generali	3,805	149,372
Infrastrutture Wireless Italiane SpA(a)	35,535	417,954
Nexi SpA(a)(b)	46,556	263,451
Poste Italiane SpA(a)	8,162	193,629
Unipol Assicurazioni SpA	42,228	906,023
Total Italy		3,516,209
Japan – 18.3%
AGC, Inc.	32,500	1,061,804
Asahi Kasei Corp.	20,500	161,643
Bridgestone Corp.	27,900	1,293,694
Denso Corp.	9,800	141,706
FANUC Corp.	25,900	747,441
Isuzu Motors Ltd.	17,300	218,995
Japan Post Holdings Co. Ltd.	37,200	370,275
Kirin Holdings Co. Ltd.	9,900	145,297
Komatsu Ltd.	15,500	541,558
Kubota Corp.	52,400	661,010
Makita Corp.	14,600	475,117
Mitsubishi Chemical Group Corp.	120,000	691,715
Mitsubishi Corp.	16,600	396,889
Mitsubishi HC Capital, Inc.	17,900	148,172
MS&AD Insurance Group Holdings, Inc.	31,200	708,990
Nissan Motor Co. Ltd.*	113,400	279,344
ORIX Corp.	31,100	817,485
Otsuka Corp.	7,000	146,366
SG Holdings Co. Ltd.	12,700	131,485
Shin-Etsu Chemical Co. Ltd.	6,900	226,737
Sompo Holdings, Inc.	12,800	396,520
Takeda Pharmaceutical Co. Ltd.	4,800	140,244
Tokyo Metro Co. Ltd.(b)	11,800	135,390
Tokyu Corp.	10,800	131,924
Unicharm Corp.	20,900	135,772
West Japan Railway Co.	6,200	136,145
Total Japan		10,441,718
Netherlands – 3.0%
Aegon Ltd.	107,235	860,839
EXOR NV	1,651	161,402
Heineken Holding NV	1,983	135,957
Koninklijke Philips NV	10,062	272,398

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments (unaudited) (continued) WisdomTree International AI Enhanced Value Fund (AIVI) September 30, 2025
Investments	Shares	Value
Randstad NV(b)	3,375	$143,437
Wolters Kluwer NV	1,140	155,583
Total Netherlands		1,729,616
Norway – 1.7%
DNB Bank ASA	35,575	968,010
Singapore – 6.2%
CapitaLand Investment Ltd.	65,100	135,835
Oversea-Chinese Banking Corp. Ltd.	140,700	1,794,220
United Overseas Bank Ltd.	59,800	1,604,006
Total Singapore		3,534,061
South Korea – 0.3%
Delivery Hero SE*(a)	5,236	150,178
Spain – 2.5%
ACS Actividades de Construccion y Servicios SA	1,870	149,413
Aena SME SA(a)	12,967	354,547
Amadeus IT Group SA	4,497	356,668
Endesa SA	11,839	378,514
Grifols SA	11,203	162,240
Total Spain		1,401,382
Sweden – 5.3%
Essity AB, Class B	5,162	134,908
Industrivarden AB, Class C	16,802	666,177
L E Lundbergforetagen AB, Class B	3,979	206,627
Skandinaviska Enskilda Banken AB, Class A	7,793	152,378
Swedbank AB, Class A	62,380	1,878,344
Total Sweden		3,038,434
Switzerland – 3.5%
SGS SA, Registered Shares	1,391	144,196
Sonova Holding AG, Registered Shares	648	176,405
Swatch Group AG, Bearer Shares	1,987	373,226
Zurich Insurance Group AG	1,830	1,303,184
Total Switzerland		1,997,011
United Kingdom – 14.2%
Associated British Foods PLC	5,233	144,491
British American Tobacco PLC	28,999	1,540,905
Imperial Brands PLC	32,941	1,400,473
J Sainsbury PLC	35,985	161,806
M&G PLC	422,471	1,438,942
Phoenix Group Holdings PLC	118,926	1,030,270
Reckitt Benckiser Group PLC	10,520	809,815
Sage Group PLC	9,692	143,526
Schroders PLC	42,038	212,792
Segro PLC	17,128	151,126
Severn Trent PLC	4,164	145,078
United Utilities Group PLC	52,794	814,863
WPP PLC	26,653	131,972
Total United Kingdom		8,126,059
Investments	Shares	Value
United States – 7.0%
BP PLC	26,833	$153,798
GSK PLC	30,728	651,332
Haleon PLC	28,343	126,833
Holcim AG, Registered Shares*	6,414	542,850
Shell PLC	33,338	1,187,783
Swiss Re AG	7,080	1,308,508
Total United States		3,971,104
TOTAL COMMON STOCKS (Cost: $49,337,722)		55,439,583
PREFERRED STOCKS – 1.0%
Germany – 1.0%
Henkel AG & Co. KGaA, 3.01%	5,602	452,207
Porsche Automobil Holding SE, 5.61%	3,335	131,078
TOTAL PREFERRED STOCKS (Cost: $594,466)		583,285
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
iShares MSCI EAFE Value ETF(b) (Cost: $138,330)	2,260	153,296
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c) (Cost: $39,925)	39,925	39,925
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(c) (Cost: $141,352)	141,352	141,352
TOTAL INVESTMENTS IN SECURITIES – 98.7% (Cost: $50,251,795)		56,357,441
Other Assets less Liabilities – 1.3%		749,435
NET ASSETS – 100.0%		$57,106,876

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $681,457 and the total market value of the collateral held by the Fund was $709,471. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $568,119.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2025.

See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree International AI Enhanced Value Fund (AIVI) September 30, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$55,439,583	$—	$—	$55,439,583
Preferred Stocks	583,285	—	—	583,285
Exchange-Traded Fund	153,296	—	—	153,296
Mutual Fund	—	39,925	—	39,925
Investment of Cash Collateral for Securities Loaned	—	141,352	—	141,352
Total Investments in Securities	$56,176,164	$181,277	$—	$56,357,441

See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments (unaudited) WisdomTree International Equity Fund (DWM) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.0%
Australia – 7.3%
AGL Energy Ltd.	38,388	$225,159
ALS Ltd.	13,566	179,098
Ampol Ltd.	9,255	183,460
Ansell Ltd.	4,231	89,338
ANZ Group Holdings Ltd.	70,673	1,555,507
APA Group	97,955	576,487
ARB Corp. Ltd.	15	383
Aristocrat Leisure Ltd.	7,717	357,909
Aurizon Holdings Ltd.	38,816	82,064
Australian Clinical Labs Ltd.	29,461	46,861
Bendigo & Adelaide Bank Ltd.	10,584	91,680
BHP Group Ltd.	160,610	4,527,074
BlueScope Steel Ltd.	9,759	146,754
Brambles Ltd.	40,420	664,351
Breville Group Ltd.(a)	3,759	74,689
CAR Group Ltd.	10,239	249,585
Centuria Capital Group	109,062	159,741
Charter Hall Group	16,112	242,930
Cleanaway Waste Management Ltd.	69,573	127,723
Cochlear Ltd.	748	138,435
Coles Group Ltd.	43,156	666,132
Commonwealth Bank of Australia	33,127	3,664,275
Computershare Ltd.	17,758	427,101
Corporate Travel Management Ltd.*	12,273	130,712
Cromwell Property Group	298,419	89,989
Dalrymple Bay Infrastructure Ltd.	54,925	159,075
Dexus	29,385	139,830
Dicker Data Ltd.	13,799	89,715
Domino’s Pizza Enterprises Ltd.	3,626	32,394
Downer EDI Ltd.	21,827	106,613
Dyno Nobel Ltd.	34,504	70,889
Elders Ltd.	12,509	61,763
Endeavour Group Ltd.	51,834	124,701
Evolution Mining Ltd.	33,956	243,722
EVT Ltd.	11,750	101,780
Flight Centre Travel Group Ltd.	8,729	66,934
Fortescue Ltd.	203,910	2,524,440
G8 Education Ltd.	96,027	53,777
Glencore PLC^	151,744	697,839
Goodman Group	17,807	386,856
Growthpoint Properties Australia Ltd.	65,488	111,544
GWA Group Ltd.	45,893	77,256
Hansen Technologies Ltd.	31,567	122,806
Harvey Norman Holdings Ltd.	47,789	233,741
Helia Group Ltd.	17,767	68,060
Helloworld Travel Ltd.(a)	54,232	61,641
IDP Education Ltd.	4,747	20,670
Infomedia Ltd.	53,616	59,697
Ingenia Communities Group	24,520	88,403
Inghams Group Ltd.	39,530	66,282
Investments	Shares	Value
Insurance Australia Group Ltd.	18,716	$101,713
IPH Ltd.	21,442	50,732
IVE Group Ltd.	55,110	102,633
JB Hi-Fi Ltd.	6,929	532,694
Jumbo Interactive Ltd.	9,997	71,092
Lottery Corp. Ltd.	75,941	295,940
Lovisa Holdings Ltd.	7,044	174,552
Lycopodium Ltd.	8,665	67,879
Macquarie Group Ltd.	5,611	815,620
Metcash Ltd.	44,599	112,320
Mirvac Group	132,999	200,089
Monadelphous Group Ltd.	11,118	165,790
Monash IVF Group Ltd.(a)	89,045	39,540
Myer Holdings Ltd.	196,632	62,553
MyState Ltd.	22,944	65,386
National Australia Bank Ltd.	60,843	1,780,291
New Hope Corp. Ltd.	32,560	84,590
Northern Star Resources Ltd.	18,891	297,100
NRW Holdings Ltd.	41,304	126,743
Orica Ltd.	11,797	165,282
Origin Energy Ltd.	99,288	822,539
Orora Ltd.	31,740	43,754
Premier Investments Ltd.	1,553	19,813
Pro Medicus Ltd.	295	60,274
QBE Insurance Group Ltd.	21,919	299,107
Qube Holdings Ltd.	67,813	184,716
Ramelius Resources Ltd.	68,622	176,459
Ramsay Health Care Ltd.	2,558	53,792
REA Group Ltd.	1,324	202,751
Reece Ltd.	8,341	62,411
Rio Tinto Ltd.	15,532	1,256,156
Rio Tinto PLC	49,603	3,263,777
Santos Ltd.	142,980	637,735
Scentre Group	211,981	573,201
SEEK Ltd.	5,503	103,979
SGH Ltd.	7,803	258,210
SmartGroup Corp. Ltd.	18,393	97,276
Sonic Healthcare Ltd.	12,825	182,235
Stanmore Resources Ltd.	54,270	76,611
Stockland	98,012	397,540
Suncorp Group Ltd.	16,108	216,287
Super Retail Group Ltd.	15,999	172,410
Telstra Group Ltd.	539,674	1,723,964
TPG Telecom Ltd.	60,388	200,911
Transurban Group	92,542	846,384
Ventia Services Group Pty. Ltd.	62,067	210,199
Vicinity Ltd.	195,249	326,091
Viva Energy Group Ltd.(b)	62,773	75,509
Waypoint REIT Ltd.	49,268	88,161
Wesfarmers Ltd.	35,577	2,169,707
Westpac Banking Corp.	82,325	2,126,237
Whitehaven Coal Ltd.	30,270	132,205

See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2025
Investments	Shares	Value
WiseTech Global Ltd.	2,691	$160,957
Woolworths Group Ltd.	23,451	414,975
Worley Ltd.	18,834	175,375
Total Australia		43,592,112
Austria – 0.5%
ANDRITZ AG	5,020	353,320
CA Immobilien Anlagen AG	1,796	49,339
Erste Group Bank AG	15,503	1,515,573
Kontron AG(a)	4,264	137,079
Mondi PLC	4,996	68,873
Oesterreichische Post AG	5,476	190,455
SBO AG	3,525	110,588
Telekom Austria AG	37,865	404,871
Verbund AG	5,287	384,537
Wienerberger AG	2,996	96,527
Total Austria		3,311,162
Belgium – 0.9%
Ackermans & van Haaren NV	490	125,514
Aedifica SA	3,334	246,995
Ageas SA	3,962	274,200
Anheuser-Busch InBev SA	16,798	1,002,673
Azelis Group NV	3,176	43,065
Barco NV	7,640	121,369
Bekaert SA	3,706	169,392
Cofinimmo SA	2,944	255,289
Colruyt Group NV	4,783	188,383
D’ieteren Group	869	162,555
Elia Group SA	1,662	191,672
Fagron	149	3,463
KBC Group NV	11,806	1,407,319
Kinepolis Group NV	225	8,460
Melexis NV	1,660	131,561
Shurgard Self Storage Ltd.	1,427	54,074
Solvay SA	5,357	170,077
Syensqo SA	2,353	189,940
UCB SA	1,987	548,660
Warehouses De Pauw CVA	8,478	211,984
Xior Student Housing NV(a)	3,800	130,601
Total Belgium		5,637,246
Brazil – 0.0%
Yara International ASA	3,914	143,022
Canada – 0.0%
Champion Iron Ltd.	29,461	91,183
Chile – 0.1%
Antofagasta PLC	15,586	577,233
China – 0.6%
BOC Hong Kong Holdings Ltd.	474,444	2,228,187
Health & Happiness H&H International Holdings Ltd.	46,000	77,924
KLN Logistics Group Ltd.	64,500	61,346
Investments	Shares	Value
Morimatsu International Holdings Co. Ltd.	47,000	$66,389
Prosus NV^	12,302	866,423
VSTECS Holdings Ltd.	156,000	215,542
Wilmar International Ltd.	175,300	387,531
Total China		3,903,342
Denmark – 0.8%
Carlsberg AS, Class B	2,828	328,883
Coloplast AS, Class B	2,766	236,421
Danske Bank AS	23,119	985,854
DSV AS	1,064	211,785
H Lundbeck AS	17,834	127,843
ISS AS	6,417	203,233
Novo Nordisk AS, Class B	27,863	1,511,614
Novonesis Novozymes, Class B	4,225	258,775
Pandora AS	1,928	251,410
Rockwool AS, Class B	2,141	79,570
Sydbank AS	2,467	198,244
Tryg AS	5,522	140,206
Total Denmark		4,533,838
Faroe Islands – 0.0%
Bakkafrost P/F	8	367
Finland – 1.8%
Anora Group OYJ	17,800	63,059
Elisa OYJ	7,983	418,912
Fortum OYJ	46,751	884,687
Hiab OYJ, Class B	1,893	110,368
Huhtamaki OYJ	4,131	143,094
Kemira OYJ	6,954	155,902
Kesko OYJ, Class B	10,988	233,687
Kone OYJ, Class B	13,900	947,285
Konecranes OYJ	3,809	314,185
Lassila & Tikanoja OYJ	8,472	103,926
Metso OYJ	24,543	336,972
Nokia OYJ	117,968	565,400
Nokian Renkaat OYJ(a)	3,421	30,931
Nordea Bank Abp	247,774	4,068,603
Orion OYJ, Class B	3,583	274,283
Outokumpu OYJ	39,846	181,096
Puuilo OYJ	8,591	149,801
Raisio OYJ, Class V	28,401	81,759
Sampo OYJ, Class A	15,466	177,691
Sanoma OYJ	15,794	198,199
Terveystalo OYJ(b)	6,269	74,545
TietoEVRY OYJ	7,417	134,211
Tokmanni Group Corp.(a)	8,424	89,925
UPM-Kymmene OYJ	15,569	425,691
Valmet OYJ	6,640	220,641
Wartsila OYJ Abp	10,680	319,372
Total Finland		10,704,225
See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2025
Investments	Shares	Value
France – 9.4%
Accor SA	5,156	$244,149
Aeroports de Paris SA	2,714	358,119
Air Liquide SA	9,114	1,893,985
Airbus SE	6,798	1,576,762
Alten SA	894	73,426
Arkema SA	2,866	180,501
AXA SA	107,249	5,121,353
BioMerieux	982	131,308
Bollore SE	36,237	205,058
Bouygues SA	16,784	755,716
Bureau Veritas SA	12,608	394,656
Capgemini SE	2,461	357,266
Carrefour SA	23,368	354,063
Cie de Saint-Gobain SA	11,356	1,223,047
Cie des Alpes	8,356	209,130
Cie Generale des Etablissements Michelin SCA	28,348	1,017,254
Covivio SA	5,208	350,030
Credit Agricole SA	180,946	3,554,864
Danone SA	15,723	1,370,071
Dassault Aviation SA	1,133	378,881
Dassault Systemes SE	7,687	257,509
Edenred SE	2,228	52,882
Eiffage SA	3,203	409,095
Elis SA	4,916	141,404
Engie SA	219,387	4,705,768
EssilorLuxottica SA	5,431	1,761,273
Etablissements Maurel & Prom SA	15,110	86,676
FDJ UNITED	9,416	315,318
Gaztransport & Technigaz SA	1,519	281,288
Gecina SA	2,180	218,496
Getlink SE	17,514	322,266
Hermes International SCA	550	1,346,138
Imerys SA	3,850	101,513
Interparfums SA	2,463	81,264
Ipsen SA	1,052	140,421
IPSOS SA	2,932	130,431
Klepierre SA	16,432	640,240
Legrand SA	5,150	850,806
L’Oreal SA	6,318	2,735,614
LVMH Moet Hennessy Louis Vuitton SE	7,013	4,289,062
Manitou BF SA	5,258	115,284
Mersen SA	6,054	178,548
Metropole Television SA	11,592	173,799
Nexans SA	848	125,546
Opmobility	12,536	201,209
Orange SA	124,619	2,022,161
Pernod Ricard SA	7,062	693,202
Publicis Groupe SA	7,854	753,780
Renault SA	9,898	404,729
Rexel SA	15,452	505,466
Rubis SCA	11,061	413,034
Investments	Shares	Value
Safran SA	4,427	$1,561,037
SEB SA	328	24,068
Societe BIC SA	1,776	110,809
Societe Generale SA	1,503	99,533
Sopra Steria Group	853	162,168
SPIE SA	5,521	297,113
Technip Energies NV	5,320	250,540
Thales SA	3,203	1,003,356
TotalEnergies SE	84,993	5,166,107
Valeo SE	12,871	160,838
Veolia Environnement SA	22,781	775,727
Vicat SACA	3,352	235,134
Vinci SA	16,951	2,349,260
Vivendi SE^	14,205	50,039
Total France		56,449,590
Georgia – 0.0%
Lion Finance Group PLC	1,634	168,282
TBC Bank Group PLC	619	37,875
Total Georgia		206,157
Germany – 6.6%
adidas AG	722	152,194
AIXTRON SE	4,296	74,455
Allianz SE, Registered Shares	15,469	6,496,128
Aurubis AG	1,166	145,499
Bechtle AG	2,645	121,953
Beiersdorf AG	1,246	130,300
Bilfinger SE	2,389	263,023
Brenntag SE	3,546	212,077
Commerzbank AG	6,265	236,227
Continental AG	5,142	339,069
CTS Eventim AG & Co. KGaA	1,928	188,934
Daimler Truck Holding AG	27,782	1,143,187
Dermapharm Holding SE	1,694	64,789
Deutsche Bank AG, Registered Shares	14,458	508,795
Deutsche Boerse AG	1,844	494,224
Deutsche Lufthansa AG, Registered Shares	45,413	384,621
Deutsche Post AG, Registered Shares	38,641	1,722,596
Deutsche Telekom AG, Registered Shares	143,188	4,880,813
Deutz AG	10,600	111,659
DWS Group GmbH & Co. KGaA(b)	2,826	176,985
E.ON SE	109,034	2,051,761
Evonik Industries AG	23,032	399,715
Fielmann Group AG	2,868	173,213
Freenet AG	6,901	220,718
GEA Group AG	3,642	268,957
Hamborner REIT AG	10,975	73,247
Hannover Rueck SE	2,268	683,813
Heidelberg Materials AG	5,927	1,333,997
Henkel AG & Co. KGaA	6,393	474,369
HochTief AG	2,609	698,338
Hugo Boss AG	2,053	97,552

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2025
Investments	Shares	Value
Indus Holding AG	3,062	$78,073
KION Group AG	3,332	224,922
Knorr-Bremse AG	3,510	329,321
Lanxess AG	1,540	38,180
LEG Immobilien SE	1,907	151,697
Merck KGaA	1,206	155,096
MTU Aero Engines AG	509	233,788
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,241	2,069,362
Nemetschek SE	79	10,285
RENK Group AG	1,935	199,192
Rheinmetall AG	418	974,687
RWE AG	15,153	673,377
SAF-Holland SE	4,421	76,777
SAP SE	9,621	2,576,335
Scout24 SE(b)	59	7,390
Siemens AG, Registered Shares	14,258	3,839,821
Siemens Healthineers AG(b)	14,385	777,847
Sirius Real Estate Ltd.	154,683	203,557
Sixt SE	1,638	158,495
SMA Solar Technology AG^	2,572	65,036
Stroeer SE & Co. KGaA	2,965	132,039
Suedzucker AG	14,513	159,699
Symrise AG	1,312	114,140
Talanx AG	3,581	476,309
Traton SE	16,797	538,411
Vonovia SE	19,868	619,807
Wacker Neuson SE	6,192	160,063
Total Germany		39,366,914
Hong Kong – 2.6%
AIA Group Ltd.	113,165	1,085,775
Bank of East Asia Ltd.	59,400	92,378
Cafe de Coral Holdings Ltd.(a)	130,000	107,938
Cathay Pacific Airways Ltd.	529,000	711,870
CK Asset Holdings Ltd.	142,500	690,851
CK Infrastructure Holdings Ltd.	78,000	512,287
CLP Holdings Ltd.	109,000	902,916
CTF Services Ltd.	252,000	272,716
DFI Retail Group Holdings Ltd., Registered Shares	63,500	207,010
Dream International Ltd.(a)	62,000	100,087
Hang Lung Group Ltd.	103,000	194,075
Hang Seng Bank Ltd.	37,200	566,578
HKT Trust & HKT Ltd.	403,000	596,699
Hong Kong & China Gas Co. Ltd.	624,570	542,658
Hong Kong Exchanges & Clearing Ltd.	8,929	507,251
Hongkong Land Holdings Ltd.	95,200	602,616
Hutchison Telecommunications Hong Kong Holdings Ltd.	934,000	132,050
Jardine Matheson Holdings Ltd.	11,600	730,800
Johnson Electric Holdings Ltd.	77,500	405,410
Link REIT	120,373	618,853
Investments	Shares	Value
Luk Fook Holdings International Ltd.	65,000	$208,023
Man Wah Holdings Ltd.	174,400	96,610
MTR Corp. Ltd.(a)	161,553	547,757
Nissin Foods Co. Ltd.	171,000	152,529
Pacific Basin Shipping Ltd.	297,000	95,814
PCCW Ltd.	480,000	328,826
Power Assets Holdings Ltd.	80,000	506,709
SmarTone Telecommunications Holdings Ltd.	301,500	180,193
Stella International Holdings Ltd.	72,500	143,129
Sun Hung Kai Properties Ltd.	80,000	958,306
SUNeVision Holdings Ltd.	83,000	73,288
Swire Pacific Ltd., Class B	185,000	277,724
Swire Pacific Ltd., Class A	38,500	326,342
Techtronic Industries Co. Ltd.	32,500	415,837
United Laboratories International Holdings Ltd.(a)	122,000	235,520
VTech Holdings Ltd.	27,000	217,585
WH Group Ltd.(b)	500,500	542,288
Wharf Real Estate Investment Co. Ltd.	125,000	369,518
Yue Yuen Industrial Holdings Ltd.	58,500	99,625
Total Hong Kong		15,356,441
Indonesia – 0.1%
Bumitama Agri Ltd.	213,100	186,785
First Pacific Co. Ltd.	306,000	256,822
First Resources Ltd.	107,400	139,957
Nickel Industries Ltd.	212,045	99,778
Total Indonesia		683,342
Ireland – 0.2%
AIB Group PLC	37,255	337,721
C&C Group PLC	53,998	100,319
Cairn Homes PLC	40,563	91,319
Dalata Hotel Group PLC	22,221	167,102
Glanbia PLC	8,025	132,106
Kenmare Resources PLC	9,081	38,265
Kerry Group PLC, Class A	2,180	196,595
Kingspan Group PLC	1,495	124,369
Total Ireland		1,187,796
Israel – 0.7%
AudioCodes Ltd.(a)	5,621	54,075
Azrieli Group Ltd.	1,721	171,240
Bank Hapoalim BM	23,996	489,000
Bank Leumi Le-Israel BM	13,405	264,935
Bezeq The Israeli Telecommunication Corp. Ltd.	142,618	274,011
Camtek Ltd.^	847	88,687
Elbit Systems Ltd.	591	300,017
Electra Real Estate Ltd.^(a)	7,422	112,695
Fox Wizel Ltd.	1,178	125,021
ICL Group Ltd.	45,812	287,062
Matrix IT Ltd.	6,917	243,932
Mediterranean Towers Ltd.	56,283	231,197
Mivne Real Estate KD Ltd.	35,618	139,302

See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2025
Investments	Shares	Value
Mizrahi Tefahot Bank Ltd.	5,502	$362,914
Newmed Energy LP	65,055	343,442
Next Vision Stabilized Systems Ltd.	2,821	128,091
Oil Refineries Ltd.	70,285	19,021
Plus500 Ltd.	1,904	82,537
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,331	215,424
Sisram Medical Ltd.(b)	151,200	107,273
Strauss Group Ltd.	8,485	240,436
Total Israel		4,280,312
Italy – 5.6%
A2A SpA	152,846	399,956
ACEA SpA	11,834	285,608
Alerion Cleanpower SpA	4,697	106,406
Amplifon SpA	928	15,107
Arnoldo Mondadori Editore SpA	13,786	34,746
Ascopiave SpA	1,201	4,297
Azimut Holding SpA	4,336	167,772
Banca Generali SpA	2,626	146,317
Banca IFIS SpA	2,711	71,863
Banca Mediolanum SpA	16,143	323,405
Banca Monte dei Paschi di Siena SpA	32,623	289,023
Banco BPM SpA	43,935	656,910
BPER Banca SpA	24,693	273,779
Brembo NV	3,610	38,112
Brunello Cucinelli SpA	791	86,437
Coca-Cola HBC AG^	10,779	508,473
Credito Emiliano SpA	19,616	315,768
De’ Longhi SpA	4,261	154,105
DiaSorin SpA	503	44,634
Enav SpA(b)	41,102	208,730
Enel SpA	615,919	5,837,402
Eni SpA	137,976	2,410,102
ERG SpA	7,272	179,437
Ferrari NV	1,172	566,814
FinecoBank Banca Fineco SpA	5,971	129,128
Generali	34,028	1,335,828
Hera SpA	53,354	240,106
Industrie De Nora SpA	41	356
Infrastrutture Wireless Italiane SpA(b)	28,281	332,634
Intesa Sanpaolo SpA	1,172,516	7,734,442
Iren SpA	73,594	227,770
Italgas SpA	60,025	552,598
Italian Sea Group SpA(a)	1,441	8,618
Iveco Group NV	4,639	100,050
Leonardo SpA	4,303	273,126
Maire SpA	10,755	159,228
MARR SpA	7,021	75,979
MFE-MediaForEurope NV, Class A(a)	28,586	106,744
Moncler SpA	4,055	237,612
Orsero SpA	288	6,423
OVS SpA(b)	1,751	8,621
Investments	Shares	Value
Poste Italiane SpA(b)	42,100	$998,749
PRADA SpA	32,700	196,694
Prysmian SpA	4,406	435,804
RAI Way SpA(b)	25,534	180,915
Recordati Industria Chimica & Farmaceutica SpA	4,968	301,794
Rizzoli Corriere Della Sera Mediagroup SpA	128,058	157,089
Sanlorenzo SpA	1,401	57,863
Snam SpA	142,028	854,106
Technogym SpA(b)	11,167	189,470
Terna – Rete Elettrica Nazionale	51,167	519,327
UniCredit SpA	60,849	4,609,448
Unipol Assicurazioni SpA	14,270	306,170
Webuild SpA	26,853	111,569
Total Italy		33,573,464
Japan – 20.6%
77 Bank Ltd./The	5,500	230,189
ABC-Mart, Inc.	7,200	143,015
ADEKA Corp.	9,100	203,400
Advan Group Co. Ltd.	13,400	79,846
Advantest Corp.	4,300	426,550
Aeon Co. Ltd.	26,700	324,518
Aica Kogyo Co. Ltd.	5,700	143,730
Aida Engineering Ltd.	28,200	178,726
Airport Facilities Co. Ltd.	27,000	192,877
Aisan Industry Co. Ltd.	8,900	113,114
AIT Corp.	9,700	140,490
Ajinomoto Co., Inc.	10,300	296,129
Alfresa Holdings Corp.	8,600	123,248
Alinco, Inc.	14,100	105,212
Altech Corp.	600	11,351
Amada Co. Ltd.	16,000	197,231
Amano Corp.	5,800	164,906
ANA Holdings, Inc.	4,600	89,113
Aoyama Trading Co. Ltd.	9,600	158,413
Arcs Co. Ltd.	7,000	149,778
ARE Holdings, Inc.	5,900	85,852
As One Corp.	4,000	66,493
Asahi Group Holdings Ltd.	24,400	293,342
Asahi Kasei Corp.	18,631	146,906
Asanuma Corp.	27,700	160,553
Asics Corp.	7,300	191,391
Autobacs Seven Co. Ltd.	15,400	168,406
Axial Retailing, Inc.	21,500	170,765
Azbil Corp.	14,200	134,947
AZ-COM MARUWA Holdings, Inc.(a)	12,000	86,861
Bandai Namco Holdings, Inc.	10,100	336,815
BayCurrent, Inc.	2,200	129,600
Belluna Co. Ltd.	23,100	160,012
Bridgestone Corp.	16,200	751,177
Brother Industries Ltd.	2,200	36,921
Bunka Shutter Co. Ltd.	1,700	26,268

See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2025
Investments	Shares	Value
Business Brain Showa-Ota, Inc.	8,900	$178,319
Canon Marketing Japan, Inc.	5,100	206,818
Canon, Inc.	26,000	763,531
Capcom Co. Ltd.	8,000	217,923
Casio Computer Co. Ltd.	8,800	72,457
Cawachi Ltd.	6,600	132,237
Central Japan Railway Co.	2,900	83,317
Charm Care Corp. KK	8,600	65,569
Chubu Electric Power Co., Inc.	21,100	294,101
Chugai Pharmaceutical Co. Ltd.	16,000	698,568
Chugoku Electric Power Co., Inc.	12,200	69,664
Chugoku Marine Paints Ltd.	7,500	182,060
Citizen Watch Co. Ltd.(a)	17,700	120,209
Cleanup Corp.	17,700	94,921
Coca-Cola Bottlers Japan Holdings, Inc.	6,600	117,757
COMSYS Holdings Corp.	6,600	164,950
Comture Corp.	7,800	85,719
Cosmo Energy Holdings Co. Ltd.	8,200	198,830
Create SD Holdings Co. Ltd.	4,100	92,169
Dai Nippon Printing Co. Ltd.	5,800	98,791
Dai Nippon Toryo Co. Ltd.	12,200	106,317
Daicel Corp.	12,400	113,307
Daido Steel Co. Ltd.	16,100	139,377
Daiei Kankyo Co. Ltd.	300	6,795
Daifuku Co. Ltd.	7,600	244,079
Dai-ichi Life Holdings, Inc.	47,232	372,905
Daiichi Sankyo Co. Ltd.	17,100	383,834
Daiichikosho Co. Ltd.	5,600	63,419
Daiki Aluminium Industry Co. Ltd.	15,800	120,572
Daikin Industries Ltd.	3,500	404,780
Daikyonishikawa Corp.	32,200	159,817
Daio Paper Corp.	13,100	79,034
Daishi Hokuetsu Financial Group, Inc.	18,300	177,814
Daito Trust Construction Co. Ltd.	13,000	285,642
Daiwa House Industry Co. Ltd.	14,400	518,726
Daiwa Securities Group, Inc.(a)	19,300	157,147
Denka Co. Ltd.	6,400	98,957
Dentsu Soken, Inc.	3,200	140,624
Dexerials Corp.	4,000	61,658
Dip Corp.	3,400	53,526
Disco Corp.	1,000	314,927
DMG Mori Co. Ltd.	6,500	130,937
Doutor Nichires Holdings Co. Ltd.	9,200	164,209
Earth Corp.	3,200	111,806
East Japan Railway Co.	15,000	367,674
Ebara Corp.	12,000	274,882
EDION Corp.(a)	10,600	155,392
Electric Power Development Co. Ltd.(a)	8,500	159,686
EM Systems Co. Ltd.	14,200	73,171
ENEOS Holdings, Inc.	67,700	430,858
ES-Con Japan Ltd.	14,100	98,529
Eslead Corp.	700	25,785
Investments	Shares	Value
Exedy Corp.	3,800	$133,798
Ezaki Glico Co. Ltd.	1,000	34,282
Fast Retailing Co. Ltd.	2,400	731,936
France Bed Holdings Co. Ltd.	8,900	77,619
Fuji Corp. Ltd.	14,400	79,076
Fuji Electric Co. Ltd.	3,300	222,197
Fuji Kyuko Co. Ltd.	3,300	57,493
Fujicco Co. Ltd.	15,500	172,648
FUJIFILM Holdings Corp.	18,200	453,629
Fujikura Composites, Inc.	9,200	119,232
Fujikura Ltd.	6,400	626,414
Fujimi, Inc.	5,500	80,665
Fujitec Co. Ltd.	5,300	202,655
Fujitsu Ltd.	21,700	511,919
Fujiya Co. Ltd.	7,100	124,996
Fukuoka Financial Group, Inc.	2,900	87,146
FULLCAST Holdings Co. Ltd.	8,200	98,610
Funai Soken Holdings, Inc.	7,300	127,726
Furukawa Electric Co. Ltd.	1,500	92,548
Furuno Electric Co. Ltd.	2,000	76,650
Furuya Metal Co. Ltd.	2,900	54,962
Futaba Industrial Co. Ltd.	18,200	118,552
Galilei Co. Ltd.	300	7,699
GLOBERIDE, Inc.	6,900	113,813
Glory Ltd.	7,100	176,100
Godo Steel Ltd.	3,300	88,933
Goldwin, Inc.(a)	4,200	71,638
Grandy House Corp.	23,200	91,584
GS Yuasa Corp.	4,500	106,646
G-Tekt Corp.	10,900	146,283
Gunze Ltd.	7,500	191,963
Hagihara Industries, Inc.	7,600	87,895
Hagiwara Electric Holdings Co. Ltd.	4,100	97,444
Hakuhodo DY Holdings, Inc.	4,000	32,190
Hakuto Co. Ltd.(a)	3,900	102,197
Harima Chemicals Group, Inc.	26,600	160,121
Haseko Corp.	18,000	307,932
Hazama Ando Corp.	16,600	188,160
Heiwado Co. Ltd.	5,500	108,298
Hioki EE Corp.	500	20,584
Hitachi Construction Machinery Co. Ltd.	8,500	272,465
Hitachi Ltd.	43,200	1,149,582
Hokuto Corp.	9,200	118,921
Honda Motor Co. Ltd.(a)	183,800	1,905,392
Hoosiers Holdings Co. Ltd.	12,200	107,060
Horiba Ltd.	2,000	169,821
Hoshizaki Corp.	2,800	105,338
House Foods Group, Inc.	5,000	98,199
Hoya Corp.	3,100	429,783
HU Group Holdings, Inc.	6,600	152,615
Hulic Co. Ltd.	22,900	251,197
Ichibanya Co. Ltd.	19,500	123,851
See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2025
Investments	Shares	Value
Ichikoh Industries Ltd.	22,400	$67,192
Idemitsu Kosan Co. Ltd.	43,655	300,325
IHI Corp.	17,500	327,047
Iino Kaiun Kaisha Ltd.	7,500	60,128
Innotech Corp.	10,800	118,176
Inpex Corp.	38,900	704,064
Isetan Mitsukoshi Holdings Ltd.(a)	8,700	160,999
Ishihara Sangyo Kaisha Ltd.	13,100	205,612
Isuzu Motors Ltd.	26,400	334,190
Ito En Ltd.	4,600	108,424
ITOCHU Corp.	29,100	1,660,267
Itochu Enex Co. Ltd.	7,800	104,468
Itoham Yonekyu Holdings, Inc.	6,000	231,168
Izumi Co. Ltd.	1,200	26,529
J Front Retailing Co. Ltd.	8,900	148,851
JAC Recruitment Co. Ltd.	18,100	132,730
JALCO Holdings, Inc.(a)	27,400	78,294
Japan Airlines Co. Ltd.	12,900	260,559
Japan Exchange Group, Inc.	8,800	98,466
Japan Lifeline Co. Ltd.	9,500	96,939
Japan Steel Works Ltd.	900	54,846
Japan Tobacco, Inc.	72,444	2,384,959
JCU Corp.	3,800	117,459
JDC Corp.	26,800	94,000
Jeol Ltd.	2,000	68,809
JFE Holdings, Inc.	11,000	135,298
JM Holdings Co. Ltd.	700	14,456
J-Oil Mills, Inc.	1,600	22,253
Joshin Denki Co. Ltd.	8,900	155,058
Joyful Honda Co. Ltd.	2,000	29,455
JSP Corp.	8,800	115,657
JTEKT Corp.	14,500	144,377
Kagome Co. Ltd.	4,000	77,977
Kakaku.com, Inc.	9,100	156,447
Kameda Seika Co. Ltd.	3,300	92,284
Kamigumi Co. Ltd.	4,500	136,872
Kaneka Corp.	4,300	122,520
Kanematsu Corp.	9,200	194,110
Kansai Electric Power Co., Inc.	17,689	253,744
Kansai Paint Co. Ltd.	4,200	68,580
Kao Corp.	7,300	318,870
Kawasaki Heavy Industries Ltd.	4,000	264,617
KDDI Corp.	90,100	1,440,099
Keihan Holdings Co. Ltd.	4,000	91,005
Keikyu Corp.	12,400	126,028
Keio Corp.	6,000	155,398
Keisei Electric Railway Co. Ltd.	8,800	81,723
Keyence Corp.	1,200	448,360
KH Neochem Co. Ltd.	9,600	181,229
Kikkoman Corp.	11,500	97,725
Kirin Holdings Co. Ltd.	17,400	255,371
Kobe Steel Ltd.	20,000	236,788
Investments	Shares	Value
Koei Tecmo Holdings Co. Ltd.	6,900	$89,938
Kohnan Shoji Co. Ltd.	700	19,978
Kokusai Electric Corp.	3,000	85,296
Komatsu Ltd.	34,600	1,208,897
Komeri Co. Ltd.	1,300	29,048
Konami Group Corp.	1,900	274,672
Kose Corp.	2,600	104,380
Kraftia Corp.	2,200	106,570
Krosaki Harima Corp.	5,700	159,014
K’s Holdings Corp.	11,300	122,270
KU Holdings Co. Ltd.	11,000	87,666
Kubota Corp.	17,600	222,019
Kumiai Chemical Industry Co. Ltd.	15,100	84,556
Kurabo Industries Ltd.	2,000	95,609
Kuraray Co. Ltd.	10,600	122,268
Kureha Corp.	4,600	118,983
KYB Corp.	7,200	191,353
Kyoei Steel Ltd.	8,200	127,260
Kyokuto Boeki Kaisha Ltd.	9,700	119,473
Kyorin Pharmaceutical Co. Ltd.	14,000	140,299
Kyowa Kirin Co. Ltd.	10,500	163,417
Kyushu Electric Power Co., Inc.	16,300	163,292
Kyushu Railway Co.	9,100	241,480
Lasertec Corp.	1,300	178,735
Life Corp.	7,600	130,042
LIKE, Inc.	9,500	97,004
Lintec Corp.	7,800	192,247
Lixil Corp.	15,300	188,550
LY Corp.	86,600	279,177
Macnica Holdings, Inc.	9,500	132,061
Makino Milling Machine Co. Ltd.	1,400	108,637
Makita Corp.	5,200	169,220
Mandom Corp.	8,000	120,798
Mani, Inc.	1,700	14,648
Marubeni Corp.	58,200	1,457,315
Maruha Nichiro Corp.	5,200	120,806
Marvelous, Inc.	10,100	42,059
Matching Service Japan Co. Ltd.	11,000	74,930
MatsukiyoCocokara & Co.	8,800	178,997
Mazda Motor Corp.(a)	26,400	193,238
MEIJI Holdings Co. Ltd.	7,600	157,779
MEITEC Group Holdings, Inc.	8,200	177,231
Meiwa Corp.	19,600	112,277
Micronics Japan Co. Ltd.	1,600	63,703
Mie Kotsu Group Holdings, Inc.	21,600	79,564
Mirarth Holdings, Inc.	200	528
MISUMI Group, Inc.	4,700	73,403
Mitsubishi Chemical Group Corp.	35,700	205,785
Mitsubishi Corp.	103,600	2,476,972
Mitsubishi Electric Corp.	33,700	867,800
Mitsubishi Estate Co. Ltd.	18,400	423,978
Mitsubishi Gas Chemical Co., Inc.	7,900	141,353

See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2025
Investments	Shares	Value
Mitsubishi Heavy Industries Ltd.	30,600	$803,720
Mitsubishi Logistics Corp.	17,500	143,676
Mitsubishi Materials Corp.	4,400	82,765
Mitsubishi Motors Corp.(a)	48,000	130,656
Mitsubishi Research Institute, Inc.	4,300	150,821
Mitsubishi UFJ Financial Group, Inc.	200,200	3,245,277
Mitsuboshi Belting Ltd.	6,600	165,575
Mitsui Chemicals, Inc.	5,900	147,895
Mitsui Fudosan Co. Ltd.	48,600	530,804
Mitsui Kinzoku Co. Ltd.	3,100	241,497
Miura Co. Ltd.	3,400	66,982
Mizuho Financial Group, Inc.	37,830	1,277,693
Mizuho Medy Co. Ltd.	9,600	105,370
Mizuno Corp.	6,300	113,940
Modec, Inc.	1,400	78,397
Moriroku Co. Ltd.	5,400	94,299
MS&AD Insurance Group Holdings, Inc.	15,390	349,723
Murata Manufacturing Co. Ltd.	28,900	550,956
Musashi Seimitsu Industry Co. Ltd.	2,600	60,737
Nagaileben Co. Ltd.	6,600	89,826
Nagase & Co. Ltd.	4,100	88,893
Nagoya Railroad Co. Ltd.	8,900	106,516
Nakayama Steel Works Ltd.	18,000	78,004
Nankai Electric Railway Co. Ltd.	8,600	162,467
NEC Corp.	19,300	619,309
NGK Insulators Ltd.	2,900	48,688
NHK Spring Co. Ltd.	12,700	191,422
Nichicon Corp.	14,400	144,502
Nichirei Corp.	8,600	101,091
NIDEC Corp.(a)	13,900	247,863
Nifco, Inc.	4,000	121,069
Nihon Flush Co. Ltd.	16,900	92,347
Nihon Kohden Corp.	5,000	57,233
Nihon Nohyaku Co. Ltd.	18,600	126,448
Nikkiso Co. Ltd.	14,800	148,616
Nikkon Holdings Co. Ltd.(a)	11,600	267,997
Nikon Corp.(a)	10,100	117,971
Nintendo Co. Ltd.	22,600	1,959,529
Nippn Corp.	10,400	163,234
Nippon Ceramic Co. Ltd.	7,400	175,874
Nippon Densetsu Kogyo Co. Ltd.	6,700	129,704
Nippon Electric Glass Co. Ltd.	6,600	217,013
Nippon Express Holdings, Inc.	10,600	241,234
Nippon Gas Co. Ltd.	9,500	178,055
Nippon Light Metal Holdings Co. Ltd.	5,200	73,941
Nippon Paint Holdings Co. Ltd.	26,900	183,966
Nippon Sanso Holdings Corp.	3,100	110,138
Nippon Shinyaku Co. Ltd.	3,000	67,705
Nippon Signal Co. Ltd.	25,700	211,781
Nippon Soda Co. Ltd.	7,100	165,860
Nippon Steel Corp.(a)	205,500	848,104
Nippon Thompson Co. Ltd.	33,400	155,144
Investments	Shares	Value
Nippon Yakin Kogyo Co. Ltd.	2,600	$75,262
Nishimatsu Construction Co. Ltd.	4,600	163,275
Nishi-Nippon Railroad Co. Ltd.	8,100	128,204
Nissan Chemical Corp.	1,800	65,450
Nisshin Oillio Group Ltd.	4,100	144,361
Nissin Foods Holdings Co. Ltd.	4,200	79,231
Niterra Co. Ltd.(a)	8,700	336,607
Nitori Holdings Co. Ltd.	3,500	67,625
Nitto Denko Corp.	15,400	366,739
Nitto Kogyo Corp.	800	19,609
Nittoc Construction Co. Ltd.	18,300	156,749
Noevir Holdings Co. Ltd.	4,100	123,956
NOF Corp.	8,900	155,901
Nomura Co. Ltd.	26,600	190,740
Nomura Holdings, Inc.	27,200	199,923
Nomura Micro Science Co. Ltd.	3,000	66,933
Nomura Real Estate Holdings, Inc.	41,700	266,574
Nomura Research Institute Ltd.	9,200	353,398
Noritake Co. Ltd.	7,900	253,018
NS Solutions Corp.	6,400	156,354
NS United Kaiun Kaisha Ltd.	3,000	102,989
NSD Co. Ltd.	800	18,840
NSK Ltd.(a)	13,700	70,910
NTN Corp.	55,600	128,153
NTT, Inc.	2,105,900	2,205,930
Obara Group, Inc.	600	17,368
Obayashi Corp.	26,300	432,561
Obic Co. Ltd.	5,800	202,412
Odakyu Electric Railway Co. Ltd.	10,000	112,706
Ohsho Food Service Corp.	500	12,527
Oji Holdings Corp.	13,800	75,595
Okabe Co. Ltd.	18,800	119,151
Okamoto Machine Tool Works Ltd.	3,600	116,031
Oki Electric Industry Co. Ltd.	14,400	157,373
OKUMA Corp.(a)	3,100	70,948
Okumura Corp.	4,100	131,313
Okura Industrial Co. Ltd.	4,100	151,579
Okuwa Co. Ltd.	14,400	90,387
Ono Pharmaceutical Co. Ltd.(a)	13,600	156,826
Onoken Co. Ltd.	8,900	84,429
Open House Group Co. Ltd.	3,600	186,600
Oracle Corp.	3,100	316,958
Oriental Land Co. Ltd.(a)	8,900	214,960
Osaka Gas Co. Ltd.	9,200	267,182
OSAKA Titanium Technologies Co. Ltd.(a)	6,000	105,833
OSG Corp.	10,300	147,925
Otsuka Corp.	9,200	192,366
Otsuka Holdings Co. Ltd.	8,900	473,610
Pacific Industrial Co. Ltd.	5,200	93,588
Pack Corp.	11,200	91,156
PAL GROUP Holdings Co. Ltd.	3,600	61,184
PALTAC Corp.	2,700	84,665

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2025
Investments	Shares	Value
Paramount Bed Holdings Co. Ltd.	5,000	$122,897
Penta-Ocean Construction Co. Ltd.	21,000	165,799
Persol Holdings Co. Ltd.	82,000	149,747
PHC Holdings Corp.	14,400	95,457
Pigeon Corp.	6,600	79,302
Pola Orbis Holdings, Inc.(a)	6,400	57,875
Press Kogyo Co. Ltd.	26,600	115,813
Prima Meat Packers Ltd.	8,800	140,326
Qol Holdings Co. Ltd.	8,200	111,547
Quick Co. Ltd.	6,700	113,916
Recruit Holdings Co. Ltd.	7,500	404,391
Rengo Co. Ltd.	14,600	92,423
Resona Holdings, Inc.	21,800	222,967
Resonac Holdings Corp.	5,300	180,190
Retail Partners Co. Ltd.	10,000	96,218
Ricoh Co. Ltd.	13,600	120,313
Riken Vitamin Co. Ltd.	6,700	132,017
Rinnai Corp.	4,100	97,333
Round One Corp.	6,300	55,755
Royal Holdings Co. Ltd.	5,700	105,636
Ryobi Ltd.	7,100	133,649
Ryohin Keikaku Co. Ltd.	11,600	231,317
S Foods, Inc.	5,800	106,704
Saibu Gas Holdings Co. Ltd.	8,200	109,770
Sakai Moving Service Co. Ltd.	5,100	103,426
Sakata Seed Corp.	5,200	128,341
San-Ai Obbli Co. Ltd.	9,300	131,800
Sangetsu Corp.	5,900	124,044
San-In Godo Bank Ltd.	3,000	27,972
Sankyo Co. Ltd.	15,900	276,852
Sankyu, Inc.	3,200	175,509
Sanoh Industrial Co. Ltd.	16,000	100,430
Sanrio Co. Ltd.(a)	2,800	131,786
Santen Pharmaceutical Co. Ltd.	10,800	119,894
Sanwa Holdings Corp.	8,800	252,408
Sanyo Chemical Industries Ltd.	5,300	147,855
Sato Shoji Corp.	8,800	117,564
SBI Holdings, Inc.	3,400	148,169
SBS Holdings, Inc.	4,300	106,565
SCREEN Holdings Co. Ltd.(a)	2,400	218,736
SCSK Corp.	9,200	275,903
SEC Carbon Ltd.(a)	800	12,253
Secom Co. Ltd.	6,600	242,442
Sega Sammy Holdings, Inc.	8,000	168,792
Seibu Holdings, Inc.	2,600	94,240
Seikitokyu Kogyo Co. Ltd.	9,300	94,836
Seiko Epson Corp.	5,000	64,258
Seiko Group Corp.	1,400	61,997
Seino Holdings Co. Ltd.(a)	6,900	101,852
Sekisui Chemical Co. Ltd.	11,500	214,528
Sekisui House Ltd.	17,800	405,814
Seria Co. Ltd.	4,100	86,200
Investments	Shares	Value
SG Holdings Co. Ltd.	12,600	$130,449
Shimadzu Corp.	4,900	123,923
Shimano, Inc.	1,000	112,401
Shimojima Co. Ltd.	9,300	80,856
Shin Nippon Biomedical Laboratories Ltd.(a)	8,800	101,475
Shindengen Electric Manufacturing Co. Ltd.	2,600	55,984
Shin-Etsu Chemical Co. Ltd.	30,100	989,100
Shin-Etsu Polymer Co. Ltd.	9,200	119,170
Shionogi & Co. Ltd.	20,000	350,950
Ship Healthcare Holdings, Inc.	4,900	75,714
SHO-BOND Holdings Co. Ltd.	3,500	115,320
Shoei Foods Corp.	3,000	85,114
Showa Sangyo Co. Ltd.	6,900	142,499
Siix Corp.	14,300	131,202
Skymark Airlines, Inc.	18,600	62,720
Socionext, Inc.(a)	3,900	73,677
SoftBank Corp.	1,413,000	2,082,880
Sojitz Corp.	8,800	233,340
Solasto Corp.	26,200	86,751
Sompo Holdings, Inc.	8,000	247,825
Sony Financial Group, Inc.^	30,700	34,091
Sony Group Corp.	30,700	885,339
Sotetsu Holdings, Inc.	8,700	156,993
Square Enix Holdings Co. Ltd.	2,400	51,710
St. Marc Holdings Co. Ltd.(a)	10,800	205,638
Starts Corp., Inc.	6,000	206,385
Studio Alice Co. Ltd.	11,100	154,980
Subaru Corp.	21,700	445,211
Sugi Holdings Co. Ltd.	400	9,658
Sumida Corp.	13,500	99,272
Sumitomo Bakelite Co. Ltd.	4,600	154,584
Sumitomo Corp.	42,800	1,242,688
Sumitomo Electric Industries Ltd.	23,300	665,466
Sumitomo Forestry Co. Ltd.	18,100	215,886
Sumitomo Heavy Industries Ltd.	2,500	60,297
Sumitomo Mitsui Financial Group, Inc.	66,300	1,874,725
Sumitomo Realty & Development Co. Ltd.	5,900	260,953
Sumitomo Rubber Industries Ltd.	8,500	103,513
Sumitomo Seika Chemicals Co. Ltd.	2,600	83,712
Sun Frontier Fudousan Co. Ltd.	11,600	183,954
Sundrug Co. Ltd.	3,000	88,100
Suntory Beverage & Food Ltd.	5,100	159,715
Sun-Wa Technos Corp.	9,200	165,455
Suzuki Motor Corp.	34,200	500,316
Sysmex Corp.	7,800	96,361
Systena Corp.	37,300	133,859
T&D Holdings, Inc.	5,800	142,246
Tachibana Eletech Co. Ltd.	1,300	25,739
Tachi-S Co. Ltd.	13,500	179,805
Taiheiyo Cement Corp.	6,600	171,832
Taiyo Holdings Co. Ltd.	1,400	76,595
Takara Holdings, Inc.	13,600	160,739

See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2025
Investments	Shares	Value
Takara Standard Co. Ltd.	9,200	$162,776
Takasago Thermal Engineering Co. Ltd.	6,600	183,988
Takashimaya Co. Ltd.	11,900	136,578
Takeda Pharmaceutical Co. Ltd.	42,900	1,253,435
Tama Home Co. Ltd.(a)	3,600	88,973
Tamura Corp.	24,200	80,456
TDK Corp.	24,500	356,422
Techno Ryowa Ltd.	1,900	63,812
Teikoku Electric Manufacturing Co. Ltd.	500	10,834
Terumo Corp.	11,800	195,195
TIS, Inc.	5,400	178,580
Toagosei Co. Ltd.	9,300	94,962
Tobu Railway Co. Ltd.	4,400	78,684
Tocalo Co. Ltd.	13,300	195,963
Toho Co. Ltd.	3,300	212,276
Tokai Corp.	1,500	22,345
TOKAI Holdings Corp.	18,400	129,698
Tokai Rika Co. Ltd.	7,700	139,573
Tokio Marine Holdings, Inc.	25,700	1,090,925
Tokushu Tokai Paper Co. Ltd.	14,400	151,620
Tokuyama Corp.	5,700	141,839
Tokyo Electron Device Ltd.	3,700	74,659
Tokyo Electron Ltd.	7,300	1,302,962
Tokyo Gas Co. Ltd.	8,400	299,405
Tokyo Ohka Kogyo Co. Ltd.	3,600	118,176
Tokyo Steel Manufacturing Co. Ltd.	6,800	67,132
Tokyo Tatemono Co. Ltd.	7,700	154,615
Tokyu Construction Co. Ltd.	48,000	363,368
Tokyu Fudosan Holdings Corp.	14,000	116,126
Tomoku Co. Ltd.	6,000	138,132
Topre Corp.	7,400	116,448
Topy Industries Ltd.	8,400	161,647
Toray Industries, Inc.	26,700	170,901
Toridoll Holdings Corp.	200	6,503
TOTO Ltd.	3,200	84,374
Toyo Construction Co. Ltd.	10,900	128,127
Toyo Seikan Group Holdings Ltd.	8,600	196,533
Toyo Suisan Kaisha Ltd.	3,200	229,136
Toyobo Co. Ltd.	27,500	211,718
Toyota Boshoku Corp.	12,100	201,100
Toyota Motor Corp.	360,750	6,960,471
Toyota Tsusho Corp.	31,100	863,813
Transcosmos, Inc.	5,200	129,925
Trend Micro, Inc.	3,600	197,447
Tsumura & Co.(a)	3,200	78,459
Tsuruha Holdings, Inc.	9,500	152,292
Ulvac, Inc.	1,500	65,501
Unicharm Corp.	17,700	114,984
United Super Markets Holdings, Inc.	26,170	170,822
UNITED, Inc.(a)	8,100	31,262
USS Co. Ltd.	20,700	237,927
Valor Holdings Co. Ltd.(a)	8,000	157,524
Investments	Shares	Value
Valqua Ltd.	4,200	$106,930
ValueCommerce Co. Ltd.	9,900	53,292
Vector, Inc.	11,100	83,879
Vision, Inc.	8,900	75,028
VT Holdings Co. Ltd.	36,100	120,509
Wacoal Holdings Corp.	5,900	225,158
Warabeya Nichiyo Holdings Co. Ltd.	4,900	97,977
WDB Holdings Co. Ltd.	6,800	79,978
Wellneo Sugar Co. Ltd.	7,600	133,026
West Japan Railway Co.	10,700	234,960
Will Group, Inc.	14,700	101,726
WIN-Partners Co. Ltd.	9,200	82,665
World Holdings Co. Ltd.	8,500	150,449
Yamaguchi Financial Group, Inc.	11,700	142,799
Yamaha Motor Co. Ltd.	31,100	233,748
Yaskawa Electric Corp.	4,400	94,057
Yokogawa Bridge Holdings Corp.	6,200	118,807
Yokogawa Electric Corp.	6,600	190,155
Yokohama Financial Group, Inc.	23,200	178,613
Yokohama Rubber Co. Ltd.	7,300	271,121
Yokorei Co. Ltd.	22,700	186,752
Yondoshi Holdings, Inc.(a)	7,300	85,167
Yonex Co. Ltd.	2,100	53,892
Yutaka Giken Co. Ltd.(a)	5,700	117,524
Zacros Corp.	13,600	97,797
Zenrin Co. Ltd.	19,100	138,641
Zensho Holdings Co. Ltd.	1,400	91,687
Zeon Corp.	9,300	103,683
Zojirushi Corp.	7,200	79,369
ZOZO, Inc.	26,000	239,429
Total Japan		123,626,602
Jersey – 0.0%
Ithaca Energy PLC	79,523	210,904
Luxembourg – 0.0%
Eurofins Scientific SE	2,051	148,885
Macau – 0.1%
Galaxy Entertainment Group Ltd.	53,000	292,098
Wynn Macau Ltd.	94,000	87,229
Total Macau		379,327
Mexico – 0.0%
Fresnillo PLC	6,198	196,920
Netherlands – 2.5%
Aalberts NV	1,416	46,586
Acomo NV	5,916	162,661
Aegon Ltd.	20,106	161,403
Akzo Nobel NV	3,660	260,610
ASM International NV	193	115,837
ASML Holding NV	2,488	2,420,867
BE Semiconductor Industries NV	2,080	310,021
Brunel International NV	10,129	96,641
CTP NV(b)	14,263	317,751
See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2025
Investments	Shares	Value
Euronext NV(b)	1,654	$247,596
ForFarmers NV	10,776	57,421
Heineken Holding NV	5,219	357,821
Heineken NV	6,145	479,577
IMCD NV	1,030	106,502
ING Groep NV	201,712	5,232,030
JDE Peet’s NV	11,953	438,197
Koninklijke Ahold Delhaize NV	25,293	1,023,829
Koninklijke BAM Groep NV	22,307	210,603
Koninklijke Heijmans NV	3,052	212,297
Koninklijke KPN NV	170,001	816,383
Koninklijke Vopak NV	5,183	237,755
PostNL NV(a)	66,160	81,236
SBM Offshore NV	8,181	209,172
Sligro Food Group NV	6,599	81,880
Universal Music Group NV	26,492	764,506
Wereldhave NV	5,958	133,152
Wolters Kluwer NV	4,028	549,726
Total Netherlands		15,132,060
Nigeria – 0.1%
Airtel Africa PLC(b)	145,826	479,016
Norway – 2.2%
AF Gruppen ASA^	6,215	104,769
Aker ASA, Class A	5,341	419,131
Aker Solutions ASA	133	399
Borregaard ASA	4,877	94,922
Bouvet ASA	17,742	117,180
DNB Bank ASA	69,482	1,890,634
Equinor ASA	174,058	4,245,998
Europris ASA(b)	14,857	150,687
Frontline PLC	14,831	338,899
Hoegh Autoliners ASA	24,001	257,382
Kitron ASA	9,287	54,264
Klaveness Combination Carriers ASA(b)	10,674	76,382
Kongsberg Gruppen ASA	15,382	491,700
Leroy Seafood Group ASA	17,815	87,952
Mowi ASA	13,717	289,798
MPC Container Ships ASA	53,496	88,358
NORBIT ASA	2,806	51,802
Odfjell Drilling Ltd.	20,669	160,748
Odfjell SE, Class A	8,379	103,123
Orkla ASA	32,917	343,758
Panoro Energy ASA^	38,251	88,173
Rana Gruber ASA	12,197	80,924
Salmar ASA	3,433	183,386
SpareBank 1 Nord Norge	8,418	118,620
SpareBank 1 Oestlandet	7,061	133,212
SpareBank 1 Sor-Norge ASA	6,233	111,069
Sparebanken Norge	6,496	114,206
Stolt-Nielsen Ltd.	5,673	195,301
Storebrand ASA	8,604	131,244
Investments	Shares	Value
Telenor ASA	95,511	$1,583,267
TGS ASA	14,917	110,482
Var Energi ASA	184,838	616,880
Veidekke ASA	128	2,027
Vend Marketplaces ASA, Class A	2,433	86,515
Wallenius Wilhelmsen ASA	42,451	377,378
Total Norway		13,300,570
Portugal – 0.4%
Altri SGPS SA(a)	15,896	93,576
CTT-Correios de Portugal SA	16,341	139,205
EDP SA	153,021	725,851
Galp Energia SGPS SA	19,243	364,029
Jeronimo Martins SGPS SA	17,099	415,890
Navigator Co. SA(a)	31,538	121,251
NOS SGPS SA	52,830	241,473
REN – Redes Energeticas Nacionais SGPS SA	32,561	117,073
Semapa-Sociedade de Investimento & Gestao	10,309	221,185
Total Portugal		2,439,533
Singapore – 2.8%
Bukit Sembawang Estates Ltd.	27,800	90,137
BW LPG Ltd.(b)	15,962	228,285
CapitaLand Investment Ltd.	180,000	375,582
China Aviation Oil Singapore Corp. Ltd.	113,800	117,402
City Developments Ltd.	38,900	208,802
ComfortDelGro Corp. Ltd.	145,900	164,098
DBS Group Holdings Ltd.	123,383	4,895,315
Delfi Ltd.	131,900	80,826
Digital Core REIT Management Pte. Ltd.	133,800	63,555
Food Empire Holdings Ltd.	35,800	68,868
Genting Singapore Ltd.	334,200	190,534
Hafnia Ltd.	66,238	399,109
Hong Leong Asia Ltd.	30,400	58,715
Keppel Infrastructure Trust	269,420	97,177
Keppel Ltd.	68,600	474,645
Oversea-Chinese Banking Corp. Ltd.	196,795	2,509,548
Propnex Ltd.	71,300	128,862
Riverstone Holdings Ltd.(a)	135,500	75,149
Sembcorp Industries Ltd.	41,100	191,919
Sheng Siong Group Ltd.	123,800	199,739
SIA Engineering Co. Ltd.	70,900	194,684
Singapore Airlines Ltd.(a)	222,100	1,123,249
Singapore Exchange Ltd.	9,100	116,679
Singapore Technologies Engineering Ltd.	109,056	728,337
Singapore Telecommunications Ltd.	476,900	1,527,767
StarHub Ltd.	128,400	112,544
UMS Integration Ltd.	99,700	107,495
United Overseas Bank Ltd.	66,501	1,783,745
UOL Group Ltd.	29,500	178,712
Venture Corp. Ltd.	14,500	156,787
Total Singapore		16,648,266

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2025
Investments	Shares	Value
South Africa – 0.0%
Pan African Resources PLC	191,237	$225,529
Spain – 6.5%
Acciona SA	1,982	398,000
ACS Actividades de Construccion y Servicios SA	10,660	851,734
Aedas Homes SA(b)	2,832	70,545
Aena SME SA(b)	55,799	1,525,670
Almirall SA	252	3,405
Amadeus IT Group SA	8,030	636,879
Atresmedia Corp. de Medios de Comunicacion SA(a)	36,619	240,953
Banco Bilbao Vizcaya Argentaria SA	378,256	7,262,325
Banco de Sabadell SA	94,745	367,374
Banco Santander SA	541,074	5,641,750
Bankinter SA	14,881	234,389
CaixaBank SA	424,859	4,465,926
Cellnex Telecom SA^(b)	4,093	141,825
CIE Automotive SA	5,185	162,057
Construcciones y Auxiliar de Ferrocarriles SA	81	5,016
Elecnor SA	154	4,388
Endesa SA	45,196	1,444,995
Faes Farma SA	28,144	141,040
Fluidra SA	4,932	133,635
Gestamp Automocion SA(b)	31,753	122,824
Grupo Catalana Occidente SA	2,655	152,550
Iberdrola SA	256,886	4,861,149
Indra Sistemas SA	3,333	149,210
Industria de Diseno Textil SA	76,271	4,209,377
Inmobiliaria Colonial Socimi SA	18,219	118,918
Laboratorios Farmaceuticos Rovi SA	687	46,940
Logista Integral SA	8,566	290,880
Merlin Properties Socimi SA	30,518	460,425
Naturgy Energy Group SA	39,187	1,218,343
Neinor Homes SA^(b)	3,639	74,143
Prosegur Cia de Seguridad SA	70,594	242,208
Redeia Corp. SA	18,480	356,978
Repsol SA	64,029	1,133,401
Sacyr SA	50,161	209,941
Telefonica SA	278,835	1,440,921
Total Spain		38,820,114
Sweden – 3.8%
AAK AB	4,425	115,082
AddTech AB, Class B	3,690	119,742
AFRY AB	6,011	103,410
Alfa Laval AB	6,151	280,177
Alleima AB	11,914	90,257
Arise AB	16,374	54,057
Arjo AB, Class B	21,703	76,058
Assa Abloy AB, Class B	15,391	534,465
Atlas Copco AB, Class B	28,080	420,822
Investments	Shares	Value
Atlas Copco AB, Class A	51,674	$873,037
Atrium Ljungberg AB, Class B	19,086	64,259
Axfood AB	9,216	286,227
Beijer Alma AB	4,360	114,272
Beijer Ref AB	5,331	83,124
Bilia AB, Class A	7,565	92,500
Billerud Aktiebolag	6,010	53,997
BioGaia AB, Class B	9,497	108,248
Bravida Holding AB(b)	13,314	129,883
Catena AB	2,088	95,019
Clas Ohlson AB, Class B	1,677	65,902
Cloetta AB, Class B	46,503	167,716
Coor Service Management Holding AB(b)	21,194	108,887
Corem Property Group AB, Class B	150,245	65,784
Dometic Group AB(b)	20,756	108,358
Duni AB(a)	9,213	95,704
Elekta AB, Class B	16,381	82,731
Epiroc AB, Class A	12,704	267,990
Epiroc AB, Class B	6,797	128,206
EQT AB	6,005	207,890
Essity AB, Class B	16,595	433,706
Evolution AB(b)	5,156	423,988
Fabege AB	13,128	111,039
FastPartner AB, Class A	13,152	70,898
Getinge AB, Class B	5,967	128,475
Granges AB	6,629	82,324
H & M Hennes & Mauritz AB, Class B	35,401	659,645
Hanza AB	5,091	54,888
Heba Fastighets AB, Class B	29,006	97,611
Hexagon AB, Class B	29,727	353,686
Hexpol AB	15,435	138,511
Holmen AB, Class B	4,440	168,723
Hufvudstaden AB, Class A	16,628	224,180
Indutrade AB	4,888	112,155
Investment AB Latour, Class B	8,603	203,890
Inwido AB	6,878	130,172
JM AB	4,288	64,057
Lifco AB, Class B	6,965	235,349
Lindab International AB	4,125	86,929
Loomis AB	3,753	160,254
MEKO AB	8,215	70,838
Mycronic AB	6,037	137,973
NCC AB, Class B	8,303	190,865
New Wave Group AB, Class B	7,058	82,474
Nolato AB, Class B	15,293	95,773
Nordnet AB publ	7,256	210,619
Peab AB, Class B	24,413	198,573
Platzer Fastigheter Holding AB, Class B	6,536	47,951
Proact IT Group AB	7,652	75,502
Saab AB, Class B	5,027	307,069
Sagax AB, Class B	5,902	123,185

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2025
Investments	Shares	Value
Sandvik AB	21,230	$590,957
Scandi Standard AB	9,671	97,069
Sectra AB, Class B	2,678	88,896
Skandinaviska Enskilda Banken AB, Class C	15,260	298,220
Skandinaviska Enskilda Banken AB, Class A	51,777	1,012,407
Skanska AB, Class B	11,502	298,278
SKF AB, Class B	11,216	278,101
SkiStar AB	5,874	98,367
SSAB AB, Class B	59,730	346,754
SSAB AB, Class A	25,585	153,046
Svenska Cellulosa AB SCA, Class B	14,425	190,721
Svenska Handelsbanken AB, Class A	62,841	817,826
Sweco AB, Class B	7,929	132,191
Swedbank AB, Class A	54,447	1,639,471
Systemair AB	9,931	82,678
Tele2 AB, Class B	44,788	764,555
Telefonaktiebolaget LM Ericsson, Class B	6,906	57,157
Telia Co. AB	184,343	703,456
Thule Group AB(b)	5,297	129,875
Trelleborg AB, Class B	5,946	221,590
Troax Group AB	22	322
Truecaller AB, Class B	11,413	50,336
Vitec Software Group AB, Class B	522	18,393
Volvo AB, Class B	105,841	3,032,839
Volvo AB, Class A	29,904	857,207
Wallenstam AB, Class B	16,527	76,721
Wihlborgs Fastigheter AB	18,241	178,529
Zinzino AB, Class B(a)	2,696	40,131
Total Sweden		22,731,199
Switzerland – 3.4%
ABB Ltd., Registered Shares	36,192	2,607,334
Accelleron Industries AG	2,944	247,723
Allreal Holding AG, Registered Shares	756	177,111
Avolta AG^	1,846	99,904
Baloise Holding AG, Registered Shares	840	207,347
Belimo Holding AG, Registered Shares	252	263,355
BKW AG	1,117	238,520
Cie Financiere Richemont SA, Class A, Registered Shares	7,562	1,440,834
Clariant AG, Registered Shares^	1,874	17,312
DKSH Holding AG	1,056	71,404
DSM-Firmenich AG	3,414	290,910
EFG International AG^	5,831	118,577
Flughafen Zurich AG, Registered Shares	706	215,265
Galenica AG(b)	1,359	147,745
Geberit AG, Registered Shares	631	473,617
Georg Fischer AG, Registered Shares	2,629	204,696
Givaudan SA, Registered Shares	138	560,568
Helvetia Holding AG, Registered Shares	698	170,805
Kuehne & Nagel International AG, Registered Shares	2,542	473,320
Logitech International SA, Registered Shares	2,211	241,150
Investments	Shares	Value
Lonza Group AG, Registered Shares	362	$239,862
OC Oerlikon Corp. AG, Registered Shares	18,967	64,221
Partners Group Holding AG	307	398,774
PSP Swiss Property AG, Registered Shares	1,415	243,110
Sandoz Group AG	2,919	173,053
Schindler Holding AG, Registered Shares	703	253,138
Schindler Holding AG, Participation Certificate	942	356,602
SFS Group AG	1,424	191,143
SGS SA, Registered Shares	6,468	670,497
SIG Group AG^	500	5,156
Sika AG, Registered Shares	1,176	261,760
Sonova Holding AG, Registered Shares	660	179,672
Straumann Holding AG, Registered Shares	840	89,632
Sulzer AG, Registered Shares	1,954	331,049
Swiss Life Holding AG, Registered Shares	867	932,326
Swiss Prime Site AG, Registered Shares	2,604	364,262
Swisscom AG, Registered Shares	1,528	1,109,056
Temenos AG, Registered Shares	1,261	101,749
UBS Group AG, Registered Shares	38,669	1,580,003
VAT Group AG(b)	513	202,711
Vontobel Holding AG, Registered Shares	1,774	133,554
Zurich Insurance Group AG	5,897	4,199,384
Total Switzerland		20,348,211
United Kingdom – 11.8%
4imprint Group PLC	1,856	80,706
AG Barr PLC	9,748	87,663
Ashtead Group PLC	5,234	349,848
Associated British Foods PLC	17,366	479,503
AstraZeneca PLC	29,266	4,405,636
Auto Trader Group PLC(b)	16,456	174,617
B&M European Value Retail SA	50,622	178,348
Babcock International Group PLC	4,381	78,442
BAE Systems PLC	53,921	1,494,652
Bakkavor Group PLC(b)	38,304	109,837
Balfour Beatty PLC	17,100	148,945
Barclays PLC	254,795	1,302,096
Barratt Redrow PLC	40,711	213,693
Begbies Traynor Group PLC	48,119	75,145
Bellway PLC	3,973	131,256
Berkeley Group Holdings PLC	2,469	127,505
Big Yellow Group PLC	6,235	81,588
Bodycote PLC	15,391	133,438
British American Tobacco PLC	131,908	7,009,129
British Land Co. PLC	44,118	206,809
BT Group PLC	411,191	1,058,141
Bunzl PLC	4,691	148,156
Bytes Technology Group PLC	12,295	65,646
Centrica PLC	117,184	262,826
CK Hutchison Holdings Ltd.	146,000	961,712
Compass Group PLC	28,771	979,557
Computacenter PLC	4,428	160,118

See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2025
Investments	Shares	Value
Convatec Group PLC(b)	51,047	$159,023
Cranswick PLC	2,235	151,045
Croda International PLC	479	17,437
DCC PLC(a)	2,847	182,900
Derwent London PLC	3,754	88,088
Diageo PLC	46,279	1,106,192
Diploma PLC	3,449	246,323
Domino’s Pizza Group PLC	19,294	51,715
Dr. Martens PLC	94,461	126,342
Drax Group PLC	17,555	165,316
Dunelm Group PLC	18,297	276,868
easyJet PLC	11,353	70,918
Elementis PLC	38,545	84,271
Empiric Student Property PLC	77,706	96,870
Fevertree Drinks PLC	8,231	96,737
Firstgroup PLC	46,910	142,472
Forterra PLC(b)	4,240	10,686
Games Workshop Group PLC	1,629	318,649
GB Group PLC	21,866	66,675
Genus PLC	2,596	82,828
Grainger PLC	33,105	86,461
Great Portland Estates PLC	24,631	105,613
Greggs PLC	91	1,965
Halma PLC	4,072	189,127
Hammerson PLC	32,138	125,730
Harbour Energy PLC	47,335	132,165
Harworth Group PLC	3,114	7,127
Hays PLC	87,914	66,515
Helical PLC	20,639	56,960
Hikma Pharmaceuticals PLC	6,908	157,912
Hill & Smith PLC	3,406	93,770
Hilton Food Group PLC	6,707	60,316
Hollywood Bowl Group PLC	14,645	49,783
Howden Joinery Group PLC	17,484	198,542
HSBC Holdings PLC	1,163,711	16,371,452
IMI PLC	7,270	223,736
Imperial Brands PLC	55,815	2,372,951
Inchcape PLC	17,820	166,132
Informa PLC	29,691	366,779
IntegraFin Holdings PLC	1,109	5,181
InterContinental Hotels Group PLC	2,943	355,551
International Consolidated Airlines Group SA	45,600	237,023
Intertek Group PLC	3,342	212,451
ITV PLC	247,943	266,868
J Sainsbury PLC	77,633	349,075
James Halstead PLC	42,697	85,934
JD Sports Fashion PLC	40,242	51,630
JET2 PLC	5,098	97,045
Johnson Matthey PLC	7,444	201,432
Kainos Group PLC	8,093	102,905
Kingfisher PLC	45,931	190,883
Land Securities Group PLC	8,819	69,098
Investments	Shares	Value
Lloyds Banking Group PLC	1,284,220	$1,449,148
London Stock Exchange Group PLC	2,161	247,751
LondonMetric Property PLC	87,476	214,214
Marks & Spencer Group PLC	13,513	66,309
Melrose Industries PLC	16,989	139,241
Midwich Group PLC(a)	21,190	52,062
Mitie Group PLC	83,105	155,737
MONY Group PLC	49,043	130,860
Morgan Advanced Materials PLC	24,443	72,394
Morgan Sindall Group PLC	3,823	228,514
MP Evans Group PLC	6,694	122,110
National Grid PLC	184,187	2,646,992
NatWest Group PLC	201,350	1,413,888
Next PLC	2,802	466,809
PageGroup PLC	27,379	84,112
Pearson PLC	14,660	208,511
Pennon Group PLC	35,496	223,450
Persimmon PLC	4,835	75,441
Pets at Home Group PLC	23,803	65,628
Primary Health Properties PLC	213,000	261,804
QinetiQ Group PLC	12,364	91,465
Reach PLC	44,095	39,476
Reckitt Benckiser Group PLC	19,302	1,485,841
RELX PLC	33,793	1,618,216
Renishaw PLC	2,819	135,674
Ricardo PLC	12,910	74,734
Rightmove PLC	8,302	79,197
Rotork PLC	37,979	173,328
RS Group PLC	3,688	28,226
Sabre Insurance Group PLC(b)	1,793	3,505
Safestore Holdings PLC	6,161	54,576
Sage Group PLC	17,114	253,437
Savills PLC	6,933	89,042
Segro PLC	31,362	276,717
Senior PLC	40,470	108,203
Serco Group PLC	45,728	145,777
Severn Trent PLC	8,750	304,858
Smith & Nephew PLC	12,025	216,523
Smiths Group PLC	12,713	402,542
Softcat PLC	6,078	129,120
Spectris PLC	3,006	165,920
Spirax Group PLC	1,639	150,373
Spire Healthcare Group PLC(b)	21,077	70,654
SSE PLC	43,857	1,028,225
SSP Group PLC	38,028	87,697
Standard Chartered PLC	19,414	375,184
SThree PLC	114	250
Subsea 7 SA	10,464	216,038
Tate & Lyle PLC	49	297
Taylor Wimpey PLC	143,271	198,761
Telecom Plus PLC	6,147	155,081
Tesco PLC	179,555	1,076,889
See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2025
Investments	Shares	Value
TORM PLC, Class A	5,231	$107,579
Travis Perkins PLC	6,760	55,559
Unilever PLC	78,719	4,662,921
Unite Group PLC	19,559	189,322
United Utilities Group PLC	22,879	353,132
Vesuvius PLC	20,513	103,282
Victrex PLC	11,206	108,620
Weir Group PLC	5,098	187,502
WH Smith PLC	500	4,554
Whitbread PLC	3,966	171,923
Workspace Group PLC	9,318	49,738
WPP PLC	21,066	104,308
Young & Co.’s Brewery PLC, Class A	8,674	93,419
Zigup PLC	24,776	108,736
Total United Kingdom		70,965,875
United States – 7.6%
Acerinox SA	11,904	155,258
Alcon, Inc.	1,288	95,930
BP PLC	582,518	3,338,795
Buzzi SpA	3,733	205,102
CSL Ltd.	4,192	550,649
Experian PLC	10,082	505,183
Ferrovial SE	13,406	768,385
GSK PLC	110,803	2,348,659
Haleon PLC	99,341	444,545
Holcim AG, Registered Shares^	20,496	1,734,683
Nestle SA, Registered Shares	60,253	5,533,447
Novartis AG, Registered Shares	74,082	9,322,051
Reliance Worldwide Corp. Ltd.	34,824	94,396
RHI Magnesita NV	2,294	63,619
Roche Holding AG	15,373	5,021,608
Roche Holding AG, Bearer Shares	2,936	1,004,436
Sanofi SA	31,279	2,886,934
Schneider Electric SE	9,105	2,541,933
Shell PLC	162,510	5,789,989
Signify NV(b)	6,471	169,556
Swiss Re AG	12,536	2,316,871
Tenaris SA	31,400	560,435
Total United States		45,452,464
TOTAL COMMON STOCKS (Cost: $393,758,828)		594,703,221
Investments	Shares	Value
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c) (Cost: $422,308)	422,308	$422,308
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%
United States – 1.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(c) (Cost: $8,386,185)	8,386,185	8,386,185
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $402,567,321)		603,511,714
Other Liabilities less Assets – (0.5)%		(3,092,954)
NET ASSETS – 100.0%		$600,418,760

*     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $130,712, which represents 0.0% of net assets.

^     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,314,572 and the total market value of the collateral held by the Fund was $10,589,764. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,203,579.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2025.

ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree International Equity Fund (DWM) September 30, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Australia	$43,461,400	$—	$130,712	*	$43,592,112
Other	551,111,109	—	—		551,111,109
Mutual Fund	—	422,308	—		422,308
Investment of Cash Collateral for Securities Loaned	—	8,386,185	—		8,386,185
Total Investments in Securities	$594,572,509	$8,808,493	$130,712		$603,511,714

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments (unaudited) WisdomTree International High Dividend Fund (DTH) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.2%
Australia – 9.7%
Accent Group Ltd.	136,612	$119,512
Adairs Ltd.	61,797	104,847
AGL Energy Ltd.	77,691	455,684
Ampol Ltd.	24,786	491,329
ANZ Group Holdings Ltd.	95,033	2,091,669
APA Group	196,702	1,157,634
Aurizon Holdings Ltd.	167,394	353,900
Bendigo & Adelaide Bank Ltd.	12,099	104,803
BHP Group Ltd.	250,650	7,065,009
Cedar Woods Properties Ltd.	24,722	127,799
Centuria Capital Group	172,914	253,263
Coles Group Ltd.	90,525	1,397,293
Cromwell Property Group	742,103	223,782
Dalrymple Bay Infrastructure Ltd.	120,918	350,205
Dexus	114,344	544,111
Dicker Data Ltd.	45,748	297,434
Elders Ltd.	36,483	180,134
Endeavour Group Ltd.	131,240	315,735
Fortescue Ltd.	313,268	3,878,310
GPT Group	150,218	534,621
GR Engineering Services Ltd.	56,994	148,825
Growthpoint Properties Australia Ltd.	158,492	269,954
GWA Group Ltd.	86,433	145,500
Harvey Norman Holdings Ltd.	113,683	556,034
Inghams Group Ltd.	119,557	200,468
IPH Ltd.	64,483	152,568
Lycopodium Ltd.	13,865	108,614
Medibank Pvt Ltd.	38,295	122,332
Metcash Ltd.	159,255	401,076
Mirvac Group	308,396	463,964
Monadelphous Group Ltd.	23,441	349,549
Monash IVF Group Ltd.(a)	138,538	61,517
Myer Holdings Ltd.	268,059	85,275
National Australia Bank Ltd.	72,314	2,115,937
New Hope Corp. Ltd.	119,039	309,261
Nick Scali Ltd.	21,266	329,237
NRW Holdings Ltd.	91,743	281,516
Origin Energy Ltd.	173,121	1,434,199
Perenti Ltd.	257,147	478,892
Premier Investments Ltd.	14,283	182,221
QBE Insurance Group Ltd.	19,123	260,953
Rio Tinto Ltd.	22,434	1,814,358
Rio Tinto PLC	82,537	5,430,768
Santos Ltd.	234,850	1,047,503
Scentre Group	316,589	856,063
SmartGroup Corp. Ltd.	38,656	204,442
SRG Global Ltd.	157,070	201,950
Stanmore Resources Ltd.	135,553	191,354
Stockland	164,773	668,324
Investments	Shares	Value
Suncorp Group Ltd.	17,326	$232,642
Super Retail Group Ltd.	24,241	261,228
Telstra Group Ltd.	894,107	2,856,184
Transurban Group	167,821	1,534,882
Universal Store Holdings Ltd.	22,080	129,068
Ventia Services Group Pty. Ltd.	104,397	353,556
Vicinity Ltd.	361,212	603,271
Viva Energy Group Ltd.(b)	203,496	244,783
Waypoint REIT Ltd.	142,412	254,835
Westpac Banking Corp.	86,084	2,223,322
Total Australia		47,613,499
Austria – 0.8%
ANDRITZ AG	9,231	649,701
BAWAG Group AG*(b)	1,576	207,401
Erste Group Bank AG	7,344	717,949
Mondi PLC	29,596	407,999
Oesterreichische Post AG(a)	11,792	410,126
SBO AG	5,096	159,874
Telekom Austria AG	64,745	692,286
Verbund AG	9,953	723,906
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,541	139,879
Total Austria		4,109,121
Belgium – 0.8%
Aedifica SA	6,711	497,176
Ageas SA	4,099	283,682
Bekaert SA	7,500	342,806
Cofinimmo SA	6,736	584,112
KBC Group NV	6,107	727,977
Melexis NV	4,420	350,302
Solvay SA	13,326	423,080
Warehouses De Pauw CVA	17,680	442,071
Xior Student Housing NV	7,041	241,990
Total Belgium		3,893,196
China – 0.8%
BOC Hong Kong Holdings Ltd.	536,047	2,517,500
VSTECS Holdings Ltd.	370,000	511,220
Wilmar International Ltd.	382,500	845,583
Total China		3,874,303
Denmark – 0.2%
Danske Bank AS	12,187	519,686
Tryg AS	9,627	244,433
Total Denmark		764,119
Finland – 2.3%
Elisa OYJ	16,637	873,035
Fortum OYJ	85,005	1,608,581
Kesko OYJ, Class B	24,242	515,567
Nokian Renkaat OYJ(a)	28,465	257,370
Nordea Bank Abp	305,868	5,022,543
Outokumpu OYJ	83,521	379,594

See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International High Dividend Fund (DTH) September 30, 2025
Investments	Shares	Value
Puuilo OYJ	21,726	$378,836
Sampo OYJ, Class A	35,803	411,346
TietoEVRY OYJ	21,166	382,999
Tokmanni Group Corp.(a)	20,414	217,917
UPM-Kymmene OYJ	32,335	884,111
Valmet OYJ	17,114	568,681
Total Finland		11,500,580
France – 9.9%
Amundi SA(b)	4,365	345,686
Arkema SA	4,953	311,940
AXA SA	147,269	7,032,388
Bouygues SA	28,684	1,291,526
Carrefour SA	51,341	777,899
Cie des Alpes	13,955	349,259
Coface SA	5,583	104,108
Covivio SA	9,603	645,417
Credit Agricole SA	238,379	4,683,193
Eiffage SA	6,640	848,077
Engie SA	344,775	7,395,293
Etablissements Maurel & Prom SA	43,607	250,145
FDJ UNITED	18,092	605,856
Gecina SA	5,351	536,317
Imerys SA	9,434	248,746
Klepierre SA	30,494	1,188,137
Manitou BF SA	12,435	272,644
Mersen SA	7,366	217,242
Metropole Television SA	27,470	411,858
Opmobility	28,255	453,507
Orange SA	203,825	3,307,417
Renault SA	18,168	742,889
Rexel SA	20,789	680,050
Rubis SCA	17,984	671,549
Societe BIC SA	5,514	344,032
Societe Generale SA	10,694	708,189
Television Francaise 1 SA	34,543	351,289
TotalEnergies SE	127,991	7,779,643
Veolia Environnement SA	35,773	1,218,124
Vicat SACA	8,295	581,873
Vinci SA	28,021	3,883,465
Wendel SE	946	90,591
Total France		48,328,349
Germany – 4.9%
Allianz SE, Registered Shares	22,219	9,330,756
Daimler Truck Holding AG	46,333	1,906,533
Deutsche Lufthansa AG, Registered Shares	75,043	635,569
Deutsche Post AG, Registered Shares	62,536	2,787,823
DWS Group GmbH & Co. KGaA(b)	4,021	251,825
E.ON SE	176,924	3,329,289
Evonik Industries AG	47,566	825,496
Freenet AG	17,605	563,069
Investments	Shares	Value
Hamborner REIT AG	25,437	$169,767
HochTief AG	4,420	1,183,079
Indus Holding AG	9,129	232,767
SAF-Holland SE	14,436	250,703
Sirius Real Estate Ltd.	265,683	349,628
Sixt SE	3,719	359,855
Suedzucker AG	38,298	421,426
Traton SE(a)	30,807	987,487
Wacker Neuson SE	15,855	409,852
Total Germany		23,994,924
Hong Kong – 4.6%
Cafe de Coral Holdings Ltd.(a)	270,000	224,179
Cathay Pacific Airways Ltd.	909,000	1,223,231
CK Asset Holdings Ltd.	258,000	1,250,805
CK Infrastructure Holdings Ltd.	138,000	906,354
CLP Holdings Ltd.	190,000	1,573,891
CTF Services Ltd.	471,000	509,719
Dream International Ltd.(a)	190,000	306,719
Hang Lung Group Ltd.	273,000	514,393
Hang Seng Bank Ltd.	25,300	385,334
HKT Trust & HKT Ltd.	718,000	1,063,102
Hong Kong & China Gas Co. Ltd.	1,232,000	1,070,423
Hongkong Land Holdings Ltd.	159,700	1,010,901
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,552,000	219,423
Jardine Matheson Holdings Ltd.	21,200	1,335,600
Johnson Electric Holdings Ltd.	199,000	1,040,988
Link REIT	206,150	1,059,843
Luk Fook Holdings International Ltd.	155,000	496,054
Man Wah Holdings Ltd.	434,400	240,639
MTR Corp. Ltd.(a)	320,500	1,086,678
PCCW Ltd.	959,000	656,968
Power Assets Holdings Ltd.	139,518	883,688
SmarTone Telecommunications Holdings Ltd.	324,500	193,939
Stella International Holdings Ltd.	187,000	369,174
Sun Hung Kai Properties Ltd.	137,500	1,647,088
Swire Pacific Ltd., Class B	405,000	607,989
United Laboratories International Holdings Ltd.(a)	246,000	474,901
VTech Holdings Ltd.	56,500	455,317
WH Group Ltd.(b)	890,000	964,308
Wharf Real Estate Investment Co. Ltd.	207,000	611,922
Yue Yuen Industrial Holdings Ltd.	193,000	328,678
Total Hong Kong		22,712,248
Indonesia – 0.2%
First Pacific Co. Ltd.	636,000	533,788
First Resources Ltd.	238,200	310,406
Nickel Industries Ltd.	548,263	257,986
Total Indonesia		1,102,180

See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (unaudited) (continued) WisdomTree International High Dividend Fund (DTH) September 30, 2025
Investments	Shares	Value
Ireland – 0.2%
AIB Group PLC	42,074	$381,406
Bank of Ireland Group PLC	14,752	242,930
Kenmare Resources PLC	30,082	126,759
Origin Enterprises PLC	35,769	163,911
Total Ireland		915,006
Israel – 1.2%
Amot Investments Ltd.	75,202	563,645
Bank Hapoalim BM	21,829	444,840
Bank Leumi Le-Israel BM	21,864	432,118
Bezeq The Israeli Telecommunication Corp. Ltd.	329,879	633,795
ICL Group Ltd.	100,261	628,244
Isramco Negev 2 LP	498,987	371,880
Magic Software Enterprises Ltd.	15,774	321,449
Matrix IT Ltd.	11,953	421,530
Maytronics Ltd.*	38,652	54,289
Mizrahi Tefahot Bank Ltd.	4,283	282,508
Newmed Energy LP	147,723	779,867
Oil Refineries Ltd.	1,010,122	273,361
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,172	385,564
Tamar Petroleum Ltd.(b)	26,739	368,283
Total Israel		5,961,373
Italy – 8.7%
A2A SpA	274,920	719,390
ACEA SpA	23,322	562,865
Arnoldo Mondadori Editore SpA	79,966	201,544
Ascopiave SpA	66,157	236,702
Banca Generali SpA	3,253	181,252
Banca Mediolanum SpA	14,473	289,948
Banca Monte dei Paschi di Siena SpA	43,954	389,410
Banco BPM SpA	28,041	419,266
BPER Banca SpA	22,605	250,628
Cairo Communication SpA*	42,316	138,474
Credito Emiliano SpA	11,673	187,906
d’Amico International Shipping SA(a)	33,856	172,330
Enav SpA(b)	92,583	470,169
Enel SpA	931,408	8,827,464
Eni SpA	223,961	3,912,049
ERG SpA	16,732	412,862
FinecoBank Banca Fineco SpA	9,699	209,749
Generali	26,477	1,039,401
Hera SpA	120,953	544,319
Infrastrutture Wireless Italiane SpA(b)	57,662	678,206
Intesa Sanpaolo SpA	1,688,058	11,135,188
Iren SpA	183,446	567,756
Italgas SpA	119,973	1,104,486
Italian Sea Group SpA(a)	17,144	102,534
MARR SpA	16,152	174,793
MFE-MediaForEurope NV, Class A(a)	75,414	281,607
Investments	Shares	Value
Orsero SpA	6,052	$134,969
Piaggio & C SpA(a)	92,959	213,866
Poste Italiane SpA(b)	18,958	449,745
RAI Way SpA(b)	49,621	351,577
Snam SpA	238,853	1,436,378
Sogefi SpA	37,722	115,462
Terna – Rete Elettrica Nazionale	98,227	996,970
UniCredit SpA	74,217	5,622,104
Zignago Vetro SpA(a)	19,134	175,588
Total Italy		42,706,957
Japan – 11.5%
Advan Group Co. Ltd.	18,600	110,830
Aisan Industry Co. Ltd.	20,500	260,544
AIT Corp.	8,700	126,007
Alconix Corp.	13,700	196,105
Amada Co. Ltd.	33,400	411,719
AOKI Holdings, Inc.	24,900	299,606
Aoyama Trading Co. Ltd.	17,600	290,424
ARE Holdings, Inc.	20,200	293,935
Asahi Kogyosha Co. Ltd.	11,600	245,455
Asanuma Corp.	26,700	154,756
Autobacs Seven Co. Ltd.	22,700	248,234
Bando Chemical Industries Ltd.	15,400	204,798
Central Glass Co. Ltd.	8,100	179,622
Chubu Steel Plate Co. Ltd.	12,400	182,954
Chugoku Marine Paints Ltd.	16,300	395,677
Citizen Watch Co. Ltd.(a)	39,200	266,226
Cosel Co. Ltd.	15,300	124,319
Cosmo Energy Holdings Co. Ltd.	13,600	329,767
Dai-ichi Life Holdings, Inc.	50,300	397,128
Daiki Aluminium Industry Co. Ltd.	17,300	132,018
Daikoku Denki Co. Ltd.	4,800	85,544
Daikyonishikawa Corp.	32,500	161,306
Dear Life Co. Ltd.	17,900	143,748
Eagle Industry Co. Ltd.	15,200	269,964
Electric Power Development Co. Ltd.	18,500	347,552
ES-Con Japan Ltd.	31,800	222,213
Exedy Corp.(a)	10,900	383,790
Forum Engineering, Inc.	18,900	161,888
Futaba Industrial Co. Ltd.	32,000	208,444
GLOBERIDE, Inc.	7,500	123,709
Glory Ltd.	14,300	354,680
Godo Steel Ltd.	6,400	172,475
G-Tekt Corp.	15,900	213,385
Hagiwara Electric Holdings Co. Ltd.	4,200	99,821
Hakuto Co. Ltd.(a)	6,300	165,088
Hanwa Co. Ltd.	6,200	264,482
Haseko Corp.	27,000	461,899
Hazama Ando Corp.	33,000	374,053
Honda Motor Co. Ltd.(a)	293,300	3,040,541
See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International High Dividend Fund (DTH) September 30, 2025
Investments	Shares	Value
Hoosiers Holdings Co. Ltd.	15,700	$137,774
HU Group Holdings, Inc.	13,900	321,417
Iino Kaiun Kaisha Ltd.	24,700	198,021
Inabata & Co. Ltd.	11,800	278,850
Inpex Corp.	63,300	1,145,688
Ishihara Sangyo Kaisha Ltd.	15,600	244,851
Isuzu Motors Ltd.	52,300	662,050
Itfor, Inc.	12,200	124,325
Itoham Yonekyu Holdings, Inc.	11,100	427,660
JALCO Holdings, Inc.(a)	42,900	122,584
Japan Tobacco, Inc.	106,100	3,492,963
JDC Corp.	32,000	112,239
JFE Holdings, Inc.	44,700	549,802
JINUSHI Co. Ltd.	6,200	128,253
JSP Corp.	12,500	164,285
Kanematsu Corp.	17,600	371,342
Kawada Technologies, Inc.	7,200	193,791
KH Neochem Co. Ltd.	14,700	277,507
Kobe Steel Ltd.	39,900	472,392
Komatsu Ltd.	52,200	1,823,828
Krosaki Harima Corp.	13,300	371,033
KU Holdings Co. Ltd.	16,200	129,109
Kurimoto Ltd.	22,000	275,140
KYB Corp.(a)	14,200	377,391
Kyoei Steel Ltd.	18,700	290,215
Kyokuto Kaihatsu Kogyo Co. Ltd.	13,600	250,571
Lixil Corp.	33,200	409,141
Marvelous, Inc.	42,100	175,316
Mazda Motor Corp.(a)	59,300	434,054
MEITEC Group Holdings, Inc.	14,300	309,074
Mirai Industry Co. Ltd.	7,500	189,169
Mirarth Holdings, Inc.(a)	51,900	137,055
Mitsuboshi Belting Ltd.(a)	7,900	198,189
Mitsui DM Sugar Co. Ltd.	11,300	244,845
Miyaji Engineering Group, Inc.	8,100	110,900
Moriroku Co. Ltd.	5,100	89,060
Morito Co. Ltd.	12,400	134,508
Nakayama Steel Works Ltd.(a)	36,100	156,441
Nichirin Co. Ltd.	5,400	136,568
Nippon Air Conditioning Services Co. Ltd.	14,900	130,350
Nippon Carbon Co. Ltd.	3,800	111,927
Nippon Soda Co. Ltd.	14,500	338,728
Nippon Steel Corp.(a)	304,500	1,256,680
Nippon Yakin Kogyo Co. Ltd.	6,200	179,470
Nishimatsu Construction Co. Ltd.	5,900	209,417
Nissan Tokyo Sales Holdings Co. Ltd.	27,700	94,531
Niterra Co. Ltd.(a)	16,500	638,393
Nitto Kogyo Corp.	13,100	321,102
Nittoc Construction Co. Ltd.	19,000	162,745
Noevir Holdings Co. Ltd.	7,100	214,656
Nomura Real Estate Holdings, Inc.	75,900	485,203
NS United Kaiun Kaisha Ltd.	7,400	254,041
Investments	Shares	Value
NSK Ltd.	59,200	$306,412
NTN Corp.	136,200	313,928
Obayashi Corp.	51,600	848,674
Okamura Corp.	17,600	279,817
Okumura Corp.	6,800	217,788
Okura Industrial Co. Ltd.	4,400	162,671
Ono Pharmaceutical Co. Ltd.(a)	35,100	404,749
Onoken Co. Ltd.	13,900	131,861
Optimus Group Co. Ltd.(a)	25,300	58,759
Oriental Shiraishi Corp.	47,100	135,861
Pigeon Corp.	21,200	254,727
Press Kogyo Co. Ltd.	38,300	166,753
PS Construction Co. Ltd.	17,500	219,691
Quick Co. Ltd.	7,200	122,417
Restar Corp.	13,800	245,753
Roland Corp.	7,500	171,395
Ryobi Ltd.	13,100	246,592
RYODEN Corp.	6,300	131,601
San-Ai Obbli Co. Ltd.	19,400	274,938
Sangetsu Corp.	13,800	290,138
Sanki Engineering Co. Ltd.	14,300	477,361
Sankyo Co. Ltd.	30,600	532,809
Sanshin Electronics Co. Ltd.	7,100	137,111
Sanyo Chemical Industries Ltd.	5,400	150,645
Satori Electric Co. Ltd.	11,400	146,509
SBI Holdings, Inc.	4,200	183,033
Scroll Corp.	14,900	113,603
SEC Carbon Ltd.(a)	11,000	168,480
Seika Corp.	12,300	164,738
Seikitokyu Kogyo Co. Ltd.(a)	14,200	144,803
Seino Holdings Co. Ltd.(a)	18,400	271,605
Shibaura Electronics Co. Ltd.	5,500	265,159
Shin Nippon Biomedical Laboratories Ltd.(a)	14,600	168,357
Shinagawa Refractories Co. Ltd.	16,200	205,126
Siix Corp.	18,400	168,819
Skymark Airlines, Inc.	23,900	80,592
SoftBank Corp.	2,395,400	3,531,019
Sojitz Corp.	18,080	479,407
Stella Chemifa Corp.	4,000	110,641
Subaru Corp.	42,700	876,061
Sumida Corp.	14,900	109,567
Sumiseki Holdings, Inc.	20,700	84,518
Sumitomo Corp.	58,700	1,704,341
Sumitomo Seika Chemicals Co. Ltd.	4,600	148,106
Sun-Wa Technos Corp.	6,800	122,293
Tachi-S Co. Ltd.	16,400	218,430
Takeda Pharmaceutical Co. Ltd.	79,200	2,314,033
Tama Home Co. Ltd.	8,000	197,718
Tekken Corp.	4,900	116,623
Toa Corp.	32,900	466,038
Tokyo Energy & Systems, Inc.	12,800	145,434

See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments (unaudited) (continued) WisdomTree International High Dividend Fund (DTH) September 30, 2025
Investments	Shares	Value
Tokyo Tekko Co. Ltd.	3,300	$129,377
Tokyu Construction Co. Ltd.	45,900	347,471
Topy Industries Ltd.	14,300	275,184
Tosoh Corp.	31,200	462,555
Toyo Construction Co. Ltd.	23,500	276,237
Toyo Seikan Group Holdings Ltd.	18,900	431,916
Toyo Tire Corp.	19,600	521,702
Toyobo Co. Ltd.	25,700	197,860
Toyoda Gosei Co. Ltd.	16,100	401,396
Toyota Boshoku Corp.	21,600	358,988
Tsuzuki Denki Co. Ltd.	6,000	136,100
UBE Corp.	15,500	239,713
Unipres Corp.	16,900	140,295
UNITED, Inc.(a)	27,200	104,980
Valqua Ltd.	6,300	160,395
ValueCommerce Co. Ltd.	14,300	76,978
VT Holdings Co. Ltd.	45,300	151,220
Wellneo Sugar Co. Ltd.	12,500	218,793
World Holdings Co. Ltd.	7,000	123,899
Yahagi Construction Co. Ltd.	15,400	233,995
Yondenko Corp.	16,200	147,208
Yondoshi Holdings, Inc.(a)	13,100	152,834
Total Japan		56,445,950
Jersey – 0.1%
Ithaca Energy PLC	250,350	663,956
Netherlands – 2.1%
Aegon Ltd.	25,765	206,831
ASR Nederland NV	2,353	159,749
Brunel International NV(a)	16,014	152,790
ForFarmers NV	27,126	144,544
ING Groep NV	260,135	6,747,413
Koninklijke BAM Groep NV	45,027	425,105
Koninklijke KPN NV	301,052	1,445,719
PostNL NV(a)	176,104	216,234
SBM Offshore NV	17,159	438,721
Wereldhave NV	16,067	359,073
Total Netherlands		10,296,179
Norway – 4.0%
Aker ASA, Class A	7,617	597,738
Aker Solutions ASA	62,375	187,041
Austevoll Seafood ASA	29,684	282,626
DNB Bank ASA	78,856	2,145,704
Elmera Group ASA(b)	37,077	126,528
Equinor ASA	267,840	6,533,731
Europris ASA(b)	34,841	353,375
Frontline PLC	26,537	606,390
Gjensidige Forsikring ASA	7,036	206,332
Hoegh Autoliners ASA	49,313	528,823
Kid ASA(b)	12,548	187,381
Klaveness Combination Carriers ASA(b)	19,953	142,781
Investments	Shares	Value
Leroy Seafood Group ASA	64,671	$319,278
MPC Container Ships ASA	124,512	205,652
Odfjell Drilling Ltd.	49,202	382,657
Odfjell SE, Class A	19,756	243,144
Panoro Energy ASA*	46,813	107,910
Rana Gruber ASA	10,980	72,849
Salmar ASA	10,913	582,957
SpareBank 1 Sor-Norge ASA	6,870	122,420
Stolt-Nielsen Ltd.	11,916	410,225
Telenor ASA	163,487	2,710,091
TGS ASA	30,737	227,652
Var Energi ASA	315,906	1,054,308
Veidekke ASA	28,456	450,605
Wallenius Wilhelmsen ASA	70,011	622,379
Total Norway		19,410,577
Portugal – 0.7%
Altri SGPS SA(a)	39,847	234,569
Banco Comercial Portugues SA, Class R	174,742	154,648
EDP SA	256,775	1,218,005
Navigator Co. SA(a)	82,028	315,365
NOS SGPS SA	118,578	541,990
REN – Redes Energeticas Nacionais SGPS SA	127,516	458,484
Semapa-Sociedade de Investimento & Gestao	13,446	288,491
Sonae SGPS SA	278,404	437,693
Total Portugal		3,649,245
Singapore – 4.4%
Aztech Global Ltd.	273,800	142,295
BW LPG Ltd.(b)	30,270	432,914
ComfortDelGro Corp. Ltd.	326,600	367,336
CSE Global Ltd.(a)	281,212	158,144
DBS Group Holdings Ltd.	159,930	6,345,346
Delfi Ltd.	220,300	134,996
Digital Core REIT Management Pte. Ltd.	382,000	181,450
Food Empire Holdings Ltd.	196,300	377,617
Genting Singapore Ltd.	796,000	453,816
Geo Energy Resources Ltd.(a)	507,700	187,060
Hafnia Ltd.	123,361	743,297
Keppel Infrastructure Trust	976,136	352,081
Keppel Ltd.	128,300	887,710
Netlink NBN Trust	474,700	349,802
Oversea-Chinese Banking Corp. Ltd.	240,192	3,062,951
Riverstone Holdings Ltd.(a)	348,300	193,170
Sheng Siong Group Ltd.	216,900	349,947
Singapore Airlines Ltd.	358,000	1,810,549
Singapore Telecommunications Ltd.	728,400	2,333,457
StarHub Ltd.	315,700	276,715
UMS Integration Ltd.	253,700	273,536
United Overseas Bank Ltd.	70,300	1,885,645
Venture Corp. Ltd.	35,100	379,533
Total Singapore		21,679,367

See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International High Dividend Fund (DTH) September 30, 2025
Investments	Shares	Value
Spain – 9.2%
ACS Actividades de Construccion y Servicios SA	18,140	$1,449,386
Aedas Homes SA(b)	13,528	336,982
Atresmedia Corp. de Medios de Comunicacion SA(a)	63,444	417,462
Banco Bilbao Vizcaya Argentaria SA	494,959	9,502,963
Banco de Sabadell SA	68,643	266,163
Banco Santander SA	664,869	6,932,555
Bankinter SA	15,114	238,059
CaixaBank SA	521,451	5,481,257
Ebro Foods SA	19,729	424,686
Endesa SA	63,524	2,030,973
Faes Farma SA	61,261	307,002
Gestamp Automocion SA(b)	83,323	322,302
Iberdrola SA	388,239	7,346,791
Inmobiliaria Colonial Socimi SA	51,355	335,201
Logista Integral SA	19,005	645,362
Mapfre SA	53,325	252,507
Merlin Properties Socimi SA	42,751	644,984
Naturgy Energy Group SA	65,290	2,029,898
Neinor Homes SA*(b)	15,232	310,344
Prosegur Cia de Seguridad SA	145,491	499,180
Redeia Corp. SA	41,197	795,802
Repsol SA	108,026	1,912,208
Sacyr SA	80,222	335,757
Telefonica SA	425,273	2,197,662
Total Spain		45,015,486
Sweden – 3.0%
Atea ASA*	18,626	268,438
Bilia AB, Class A	20,834	254,746
Bravida Holding AB(b)	31,450	306,806
Cloetta AB, Class B	88,415	318,873
Coor Service Management Holding AB(b)	33,171	170,421
H & M Hennes & Mauritz AB, Class B(a)	64,638	1,204,433
Hexpol AB	37,472	336,268
NCC AB, Class B	15,100	347,112
Sagax AB, Class D	44,853	160,954
Skandinaviska Enskilda Banken AB, Class A	68,620	1,341,742
SSAB AB, Class B	109,187	633,870
Svenska Handelsbanken AB, Class A	25,712	334,621
Swedbank AB, Class A	45,684	1,375,606
Tele2 AB, Class B	81,386	1,389,302
Telia Co. AB	309,772	1,182,094
Volvo AB, Class B	168,937	4,840,833
Total Sweden		14,466,119
Switzerland – 2.2%
Allreal Holding AG, Registered Shares	1,616	378,587
Baloise Holding AG, Registered Shares	833	205,620
Banque Cantonale Vaudoise, Registered Shares	1,047	123,563
Investments	Shares	Value
EFG International AG*	6,304	$128,195
Helvetia Holding AG, Registered Shares	1,015	248,376
Kuehne & Nagel International AG, Registered Shares	6,099	1,135,634
Mobilezone Holding AG, Registered Shares	13,406	188,373
OC Oerlikon Corp. AG, Registered Shares	51,442	174,178
Swiss Life Holding AG, Registered Shares	535	575,311
Swisscom AG, Registered Shares	2,262	1,641,809
Zurich Insurance Group AG	8,213	5,848,659
Total Switzerland		10,648,305
United Kingdom – 13.3%
Admiral Group PLC	4,304	194,224
Aviva PLC	28,230	260,636
B&M European Value Retail SA	121,388	427,666
Bakkavor Group PLC(b)	120,619	345,876
Brickability Group PLC	108,551	85,636
British American Tobacco PLC	202,888	10,780,757
British Land Co. PLC	80,649	378,054
BT Group PLC	650,222	1,673,253
Card Factory PLC	132,769	181,958
CK Hutchison Holdings Ltd.	243,500	1,603,950
DCC PLC(a)	6,639	426,510
Dr. Martens PLC	325,534	435,402
Drax Group PLC	45,567	429,105
Dunelm Group PLC	30,956	468,422
Halfords Group PLC	68,977	132,790
Hammerson PLC	67,101	262,513
Harbour Energy PLC	104,489	291,746
Hollywood Bowl Group PLC	48,401	164,529
HSBC Holdings PLC	1,692,171	23,805,993
Imperial Brands PLC	87,583	3,723,554
Inchcape PLC	37,386	348,542
Investec PLC	13,271	99,246
ITV PLC	434,468	467,630
J Sainsbury PLC	155,240	698,033
James Halstead PLC(a)	96,260	193,737
Johnson Matthey PLC	17,681	478,441
Land Securities Group PLC	66,992	524,894
Lloyds Banking Group PLC	1,033,957	1,166,745
LondonMetric Property PLC	176,077	431,182
Me Group International PLC	76,300	190,235
Midwich Group PLC	45,621	112,087
MONY Group PLC	100,824	269,025
Morgan Advanced Materials PLC	63,467	187,973
Morgan Sindall Group PLC	5,445	325,467
MP Evans Group PLC	20,328	370,817
National Grid PLC	287,716	4,134,830
NatWest Group PLC	111,171	780,647
Norcros PLC	29,860	106,125
PageGroup PLC	60,514	185,908
Pennon Group PLC	62,255	391,899

See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (unaudited) (continued) WisdomTree International High Dividend Fund (DTH) September 30, 2025
Investments	Shares	Value
Pets at Home Group PLC	61,928	$170,743
Primary Health Properties PLC	449,859	552,934
Reach PLC	121,136	108,448
Reckitt Benckiser Group PLC	31,708	2,440,837
Schroders PLC	25,829	130,744
Severn Trent PLC	18,021	627,869
SThree PLC	47,440	104,102
Taylor Wimpey PLC	352,784	489,421
Telecom Plus PLC	12,478	314,804
TORM PLC, Class A(a)	20,241	416,271
United Utilities Group PLC	42,808	660,731
Vesuvius PLC	51,492	259,261
Victrex PLC	21,855	211,841
Wickes Group PLC	81,192	244,843
Workspace Group PLC	30,765	164,220
WPP PLC	71,736	355,201
Zigup PLC	62,443	274,048
Total United Kingdom		65,062,355
United States – 4.4%
Acerinox SA	36,914	481,451
BP PLC	918,365	5,263,756
GSK PLC	180,446	3,824,861
RHI Magnesita NV	5,879	163,041
Shell PLC	253,277	9,023,882
Signify NV(b)	16,335	428,018
Swiss Re AG	12,041	2,225,387
Total United States		21,410,396
TOTAL COMMON STOCKS (Cost: $378,036,497)		486,223,790
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree International LargeCap Dividend Fund(c) (Cost: $488,249)	7,837	487,889
Investments	Shares	Value
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(d) (Cost: $312,934)	312,934	$312,934
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.0%
United States – 2.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(d)	7,835,638	7,835,638
WisdomTree Government Money Market Digital Fund, 3.97%(c)(d)	2,200,000	2,200,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $10,035,638)		10,035,638
TOTAL INVESTMENTS IN SECURITIES – 101.4% (Cost: $388,873,318)		497,060,251
Other Liabilities less Assets – (1.4)%		(6,954,960)
NET ASSETS – 100.0%		$490,105,291

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $12,916,855 and the total market value of the collateral held by the Fund was $14,621,882. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,586,244.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)  Rate shown represents annualized 7-day yield as of September 30, 2025.

CURRENCY ABBREVIATIONS:
EUR	Euro
HKD	Hong Kong dollar
USD	United States dollar
OTHER ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)
See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree International High Dividend Fund (DTH) September 30, 2025

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Dividend Income	Securities Lending Income
WisdomTree Government Money Market Digital Fund	$—	$2,200,000	$—	$—	$—	$2,200,000	$—	$204
WisdomTree International LargeCap Dividend Fund	55	2,157,960	1,652,809	(16,952)	(365)	487,889	22,621	—
Total	$55	$4,357,960	$1,652,809	$(16,952)	$(365)	$2,687,889	$22,621	$204

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	10/2/2025	32,788	USD	255,100	HKD	$—	$(6)
Royal Bank of Canada	10/1/2025	73,103	USD	62,270	EUR	—	(64)
						$—	$(70)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$486,223,790	$—	$—	$486,223,790
Exchange-Traded Fund	487,889	—	—	487,889
Mutual Fund	—	312,934	—	312,934
Investment of Cash Collateral for Securities Loaned	—	10,035,638	—	10,035,638
Total Investments in Securities	$486,711,679	$10,348,572	$—	$497,060,251
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(70)	$—	$(70)
Total – Net	$486,711,679	$10,348,502	$—	$497,060,181

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    37

Schedule of Investments (unaudited) WisdomTree International LargeCap Dividend Fund (DOL) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.2%
Australia – 7.2%
ANZ Group Holdings Ltd.	131,590	$2,896,285
Aristocrat Leisure Ltd.	18,005	835,058
BHP Group Ltd.	255,292	7,195,852
Brambles Ltd.	71,405	1,173,626
Coles Group Ltd.	93,260	1,439,509
Commonwealth Bank of Australia	46,986	5,197,260
Fortescue Ltd.	326,826	4,046,160
Glencore PLC*	332,342	1,528,371
Goodman Group	26,686	579,752
Macquarie Group Ltd.	5,790	841,640
National Australia Bank Ltd.	101,500	2,969,931
REA Group Ltd.	3,134	479,925
Rio Tinto Ltd.	23,118	1,869,677
Rio Tinto PLC	83,433	5,489,723
Telstra Group Ltd.	916,323	2,927,152
Transurban Group	173,008	1,582,322
Wesfarmers Ltd.	53,741	3,277,461
Westpac Banking Corp.	123,663	3,193,889
Woolworths Group Ltd.	47,462	839,860
Total Australia		48,363,453
Austria – 0.4%
Erste Group Bank AG	19,308	1,887,550
Verbund AG	10,315	750,235
Total Austria		2,637,785
Belgium – 0.6%
Anheuser-Busch InBev SA	28,364	1,693,047
KBC Group NV	15,216	1,813,804
UCB SA	2,646	730,626
Total Belgium		4,237,477
Chile – 0.1%
Antofagasta PLC	22,833	845,628
China – 0.9%
BOC Hong Kong Holdings Ltd.	772,134	3,626,263
Prosus NV*	18,138	1,277,450
Wilmar International Ltd.	389,300	860,615
Total China		5,764,328
Denmark – 0.9%
Carlsberg AS, Class B	5,889	684,862
Coloplast AS, Class B	5,653	483,185
Danske Bank AS	36,976	1,576,753
DSV AS	1,940	386,150
Novo Nordisk AS, Class B	43,362	2,352,461
Novonesis Novozymes, Class B	7,518	460,467
Total Denmark		5,943,878
Investments	Shares	Value
Finland – 1.5%
Kone OYJ, Class B	28,348	$1,931,916
Nokia OYJ	213,428	1,022,923
Nordea Bank Abp	373,349	6,130,623
UPM-Kymmene OYJ	34,994	956,814
Total Finland		10,042,276
France – 11.4%
Air Liquide SA	15,712	3,265,118
Airbus SE	11,752	2,725,817
AXA SA	170,865	8,159,144
Bollore SE	69,296	392,132
Capgemini SE	4,293	623,220
Cie de Saint-Gobain SA	16,767	1,805,814
Cie Generale des Etablissements Michelin SCA	49,079	1,761,175
Credit Agricole SA	288,727	5,672,330
Danone SA	25,166	2,192,915
Dassault Aviation SA	2,490	832,668
Dassault Systemes SE	15,214	509,658
Engie SA	346,923	7,441,367
EssilorLuxottica SA	9,050	2,934,914
Hermes International SCA	895	2,190,534
Legrand SA	7,500	1,239,037
L’Oreal SA	10,481	4,538,141
LVMH Moet Hennessy Louis Vuitton SE	11,141	6,813,695
Orange SA	211,988	3,439,876
Pernod Ricard SA	10,080	989,448
Publicis Groupe SA	11,837	1,136,044
Safran SA	7,797	2,749,358
Thales SA	6,069	1,901,144
TotalEnergies SE	128,448	7,807,421
Veolia Environnement SA	38,538	1,312,276
Vinci SA	28,690	3,976,182
Total France		76,409,428
Germany – 7.7%
adidas AG	1,801	379,642
Allianz SE, Registered Shares	25,766	10,820,301
Beiersdorf AG	3,338	349,071
Daimler Truck Holding AG	47,969	1,973,852
Deutsche Boerse AG	2,205	590,978
Deutsche Post AG, Registered Shares	65,623	2,925,440
Deutsche Telekom AG, Registered Shares	215,574	7,348,216
E.ON SE	181,272	3,411,108
Hannover Rueck SE	2,562	772,456
Heidelberg Materials AG	10,368	2,333,538
Henkel AG & Co. KGaA	11,706	868,600
Merck KGaA	3,149	404,973
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	5,135	3,278,671

See Notes to Financial Statements.

38    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International LargeCap Dividend Fund (DOL) September 30, 2025
Investments	Shares	Value
Rheinmetall AG	897	$2,091,613
RWE AG	30,695	1,364,039
SAP SE	13,787	3,691,917
Siemens AG, Registered Shares	22,210	5,981,374
Siemens Healthineers AG(a)	25,315	1,368,870
Symrise AG	3,217	279,869
Vonovia SE	31,265	975,351
Total Germany		51,209,879
Hong Kong – 1.4%
AIA Group Ltd.	181,604	1,742,422
CK Infrastructure Holdings Ltd.	139,500	916,206
CLP Holdings Ltd.	199,000	1,648,444
Hang Seng Bank Ltd.	62,118	946,093
Hong Kong Exchanges & Clearing Ltd.	11,024	626,267
MTR Corp. Ltd.(b)	294,938	1,000,008
Sun Hung Kai Properties Ltd.	141,942	1,700,298
Techtronic Industries Co. Ltd.	44,500	569,376
Total Hong Kong		9,149,114
Ireland – 0.1%
Kerry Group PLC, Class A	5,600	505,015
Italy – 6.2%
Enel SpA	939,914	8,908,080
Eni SpA	231,054	4,035,947
Ferrari NV	2,101	1,016,106
Generali	51,317	2,014,538
Intesa Sanpaolo SpA	1,886,717	12,445,632
Moncler SpA	9,361	548,529
Poste Italiane SpA(a)	67,060	1,590,881
PRADA SpA	85,800	516,097
Prysmian SpA	7,735	765,080
Snam SpA	251,199	1,510,623
Terna – Rete Elettrica Nazionale	104,647	1,062,130
UniCredit SpA	94,420	7,152,526
Total Italy		41,566,169
Japan – 14.9%
Advantest Corp.	7,700	763,822
Aeon Co. Ltd.	50,935	619,077
Ajinomoto Co., Inc.	24,400	701,509
Asahi Group Holdings Ltd.	58,405	702,157
Bridgestone Corp.	33,555	1,555,910
Canon, Inc.(b)	47,236	1,387,159
Central Japan Railway Co.	21,900	629,188
Chugai Pharmaceutical Co. Ltd.	26,300	1,148,271
Dai-ichi Life Holdings, Inc.	55,400	437,393
Daiichi Sankyo Co. Ltd.	31,200	700,328
Daikin Industries Ltd.	6,200	717,040
Daiwa House Industry Co. Ltd.	30,100	1,084,281
Disco Corp.	1,700	535,376
East Japan Railway Co.	32,900	806,433
Investments	Shares	Value
ENEOS Holdings, Inc.	136,200	$866,807
Fast Retailing Co. Ltd.	3,200	975,915
FUJIFILM Holdings Corp.	28,800	717,830
Fujitsu Ltd.	30,800	726,595
Hitachi Ltd.	59,100	1,572,692
Honda Motor Co. Ltd.(b)	300,200	3,112,071
Hoya Corp.	3,300	457,511
Inpex Corp.	69,200	1,252,474
ITOCHU Corp.	44,900	2,561,718
Japan Tobacco, Inc.	109,709	3,611,776
Kao Corp.	15,400	672,684
KDDI Corp.	150,460	2,404,854
Keyence Corp.	1,800	672,539
Komatsu Ltd.	55,867	1,951,950
Kubota Corp.	50,900	642,088
LY Corp.	181,900	586,401
Marubeni Corp.	82,900	2,075,798
Mitsubishi Corp.	149,815	3,581,926
Mitsubishi Electric Corp.	63,881	1,644,984
Mitsubishi Estate Co. Ltd.	41,400	953,951
Mitsubishi Heavy Industries Ltd.	55,500	1,457,728
Mitsubishi UFJ Financial Group, Inc.	284,400	4,610,174
Mitsui Fudosan Co. Ltd.	100,200	1,094,374
Mizuho Financial Group, Inc.	50,814	1,716,222
Murata Manufacturing Co. Ltd.	48,930	932,812
NEC Corp.	26,600	853,556
NIDEC Corp.(b)	31,100	554,571
Nintendo Co. Ltd.	35,900	3,112,703
Nippon Paint Holdings Co. Ltd.	68,200	466,412
Nippon Steel Corp.(b)	334,500	1,380,491
Nomura Research Institute Ltd.	13,900	533,938
NTT, Inc.	3,594,400	3,765,133
Obic Co. Ltd.	14,500	506,030
Olympus Corp.	13,000	164,695
Oriental Land Co. Ltd.(b)	18,900	456,487
Otsuka Holdings Co. Ltd.	15,500	824,826
Recruit Holdings Co. Ltd.	11,900	641,634
Secom Co. Ltd.	15,700	576,717
Sekisui House Ltd.	35,300	804,788
Shimano, Inc.	2,400	269,763
Shin-Etsu Chemical Co. Ltd.	44,600	1,465,577
SoftBank Corp.	2,416,400	3,561,975
Sony Financial Group, Inc.*	58,600	65,074
Sony Group Corp.	58,600	1,689,931
Sumitomo Corp.	64,610	1,875,936
Sumitomo Mitsui Financial Group, Inc.	85,882	2,428,434
Suzuki Motor Corp.	72,568	1,061,605
Takeda Pharmaceutical Co. Ltd.	81,100	2,369,547
TDK Corp.	45,400	660,473
Terumo Corp.	24,500	405,278

See Notes to Financial Statements.

WisdomTree Trust    39

Schedule of Investments (unaudited) (continued) WisdomTree International LargeCap Dividend Fund (DOL) September 30, 2025
Investments	Shares	Value
Tokio Marine Holdings, Inc.	34,000	$1,443,247
Tokyo Electron Ltd.	12,550	2,240,024
Toyota Motor Corp.	564,065	10,883,321
Toyota Tsusho Corp.	58,800	1,633,190
Unicharm Corp.	6,400	41,576
Total Japan		99,378,750
Macau – 0.1%
Galaxy Entertainment Group Ltd.	120,000	661,354
Netherlands – 2.7%
ASM International NV	756	453,744
ASML Holding NV	3,994	3,886,231
Heineken Holding NV	11,082	759,796
Heineken NV	14,182	1,106,813
ING Groep NV	311,563	8,081,358
Koninklijke Ahold Delhaize NV	41,956	1,698,326
Universal Music Group NV	47,517	1,371,245
Wolters Kluwer NV	6,510	888,460
Total Netherlands		18,245,973
Norway – 2.0%
DNB Bank ASA	115,133	3,132,816
Equinor ASA	269,895	6,583,861
Kongsberg Gruppen ASA	27,694	885,265
Telenor ASA	168,682	2,796,208
Total Norway		13,398,150
Portugal – 0.2%
EDP SA	251,287	1,191,973
Singapore – 2.5%
DBS Group Holdings Ltd.	189,187	7,506,139
Oversea-Chinese Banking Corp. Ltd.	310,512	3,959,678
Singapore Telecommunications Ltd.	750,800	2,405,216
United Overseas Bank Ltd.	102,986	2,762,377
Total Singapore		16,633,410
Spain – 7.6%
Aena SME SA(a)	96,660	2,642,901
Amadeus IT Group SA	15,911	1,261,941
Banco Bilbao Vizcaya Argentaria SA	578,925	11,115,068
Banco Santander SA	837,705	8,734,706
CaixaBank SA	657,590	6,912,289
Endesa SA	66,040	2,111,414
Iberdrola SA	400,062	7,570,522
Industria de Diseno Textil SA	113,485	6,263,208
Naturgy Energy Group SA	68,015	2,114,620
Telefonica SA	446,059	2,305,076
Total Spain		51,031,745
Sweden – 3.6%
Alfa Laval AB	14,646	667,122
Assa Abloy AB, Class B	32,895	1,142,306
Atlas Copco AB, Class A	95,095	1,606,638
Investments	Shares	Value
Atlas Copco AB, Class B	50,213	$752,520
Epiroc AB, Class A	42,800	902,863
Essity AB, Class B	30,840	805,996
Evolution AB(a)	9,465	778,326
H & M Hennes & Mauritz AB, Class B(b)	66,319	1,235,756
Hexagon AB, Class B	59,611	709,240
Investment AB Latour, Class B	20,703	490,659
Sandvik AB	45,705	1,272,243
Skandinaviska Enskilda Banken AB, Class A	124,686	2,438,013
Svenska Handelsbanken AB, Class A	102,721	1,336,833
Swedbank AB, Class A	84,067	2,531,369
Telefonaktiebolaget LM Ericsson, Class B	159,047	1,316,330
Volvo AB, Class A	38,944	1,116,341
Volvo AB, Class B	185,745	5,322,461
Total Sweden		24,425,016
Switzerland – 4.0%
ABB Ltd., Registered Shares	53,785	3,874,764
Cie Financiere Richemont SA, Class A, Registered Shares	13,042	2,484,971
DSM-Firmenich AG	6,779	577,645
Geberit AG, Registered Shares	1,212	909,705
Givaudan SA, Registered Shares	253	1,027,708
Kuehne & Nagel International AG, Registered Shares	5,897	1,098,021
Lonza Group AG, Registered Shares	851	563,875
Partners Group Holding AG	287	372,795
Sandoz Group AG	9,056	536,884
Schindler Holding AG, Registered Shares	1,517	546,246
Schindler Holding AG, Participation Certificate	2,195	830,936
SGS SA, Registered Shares	12,049	1,249,044
Sika AG, Registered Shares	2,881	641,268
Sonova Holding AG, Registered Shares	1,133	308,437
Straumann Holding AG, Registered Shares	2,465	263,028
Swiss Life Holding AG, Registered Shares	569	611,873
Swisscom AG, Registered Shares	2,372	1,721,649
UBS Group AG, Registered Shares	49,025	2,003,146
Zurich Insurance Group AG	9,704	6,910,433
Total Switzerland		26,532,428
United Kingdom – 12.6%
Ashtead Group PLC	8,369	559,395
Associated British Foods PLC	32,344	893,069
AstraZeneca PLC	46,032	6,929,551
Aviva PLC	65,057	600,644
BAE Systems PLC	82,787	2,294,797
Barclays PLC	272,299	1,391,547
British American Tobacco PLC	205,706	10,930,496
BT Group PLC	674,046	1,734,561
CK Hutchison Holdings Ltd.	257,000	1,692,876
Compass Group PLC	55,406	1,886,390
Diageo PLC	68,390	1,634,704

See Notes to Financial Statements.

40    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree International LargeCap Dividend Fund (DOL) September 30, 2025
Investments	Shares	Value
HSBC Holdings PLC	1,793,468	$25,231,071
Imperial Brands PLC	91,189	3,876,862
InterContinental Hotels Group PLC	5,016	605,995
Lloyds Banking Group PLC	1,963,702	2,215,894
London Stock Exchange Group PLC	3,806	436,345
National Grid PLC	292,271	4,200,291
NatWest Group PLC	240,168	1,686,470
Next PLC	4,203	700,213
Reckitt Benckiser Group PLC	32,234	2,481,328
RELX PLC	52,554	2,516,607
SSE PLC	62,844	1,473,374
Tesco PLC	286,751	1,719,802
Unilever PLC	116,914	6,925,402
Total United Kingdom		84,617,684
United States – 10.6%
Alcon, Inc.	3,425	255,094
BP PLC	941,810	5,398,135
CSL Ltd.	7,119	935,131
Experian PLC	20,359	1,020,137
Ferrovial SE	19,648	1,126,154
GSK PLC	186,456	3,952,253
Haleon PLC	195,015	872,679
Holcim AG, Registered Shares*	31,755	2,687,591
Nestle SA, Registered Shares	93,329	8,571,043
Novartis AG, Registered Shares	112,763	14,189,445
Roche Holding AG	24,974	8,157,786
Roche Holding AG, Bearer Shares	4,496	1,538,128
Sanofi SA	50,442	4,655,606
Schneider Electric SE	13,401	3,741,290
Shell PLC	257,797	9,184,923
Investments	Shares	Value
Swiss Re AG	18,658	$3,448,324
Tenaris SA	53,502	954,917
Total United States		70,688,636
TOTAL COMMON STOCKS (Cost: $446,617,076)		663,479,549
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c) (Cost: $4,513)	4,513	4,513
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
United States – 1.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(c) (Cost: $7,749,321)	7,749,321	7,749,321
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $454,370,910)		671,233,383
Other Liabilities less Assets – (0.4)%		(2,831,490)
NET ASSETS – 100.0%		$668,401,893

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,748,880 and the total market value of the collateral held by the Fund was $8,230,388. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $481,067.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$663,479,549	$—	$—	$663,479,549
Mutual Fund	—	4,513	—	4,513
Investment of Cash Collateral for Securities Loaned	—	7,749,321	—	7,749,321
Total Investments in Securities	$663,479,549	$7,753,834	$—	$671,233,383

See Notes to Financial Statements.

WisdomTree Trust    41

Schedule of Investments (unaudited) WisdomTree International MidCap Dividend Fund (DIM) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.3%
Australia – 8.8%
AGL Energy Ltd.	45,410	$266,345
ALS Ltd.	13,900	183,508
Ampol Ltd.	13,056	258,807
Ansell Ltd.	2,341	49,431
APA Group	127,091	747,958
ASX Ltd.	4,954	192,366
Aurizon Holdings Ltd.	77,725	164,324
Bank of Queensland Ltd.	31,949	153,513
Bendigo & Adelaide Bank Ltd.	39,791	344,675
BlueScope Steel Ltd.	11,455	172,258
CAR Group Ltd.	7,683	187,280
Challenger Ltd.	24,835	142,538
Charter Hall Group	11,751	177,176
Cleanaway Waste Management Ltd.	42,880	78,720
Cochlear Ltd.	868	160,643
Computershare Ltd.	22,501	541,176
Dexus	62,122	295,610
Dyno Nobel Ltd.	45,718	93,929
Endeavour Group Ltd.	56,707	136,425
Evolution Mining Ltd.	26,084	187,220
Flight Centre Travel Group Ltd.	6,857	52,580
GPT Group	72,188	256,915
Harvey Norman Holdings Ltd.	43,673	213,609
IDP Education Ltd.	6,685	29,108
Insurance Australia Group Ltd.	103,836	564,302
JB Hi-Fi Ltd.	5,064	389,315
Lottery Corp. Ltd.	97,040	378,162
Medibank Pvt Ltd.	153,322	489,780
Mirvac Group	156,840	235,957
Netwealth Group Ltd.	2,237	43,573
New Hope Corp. Ltd.	55,313	143,702
Northern Star Resources Ltd.	22,487	353,654
Orica Ltd.	15,705	220,035
Origin Energy Ltd.	123,370	1,022,043
Premier Investments Ltd.	5,281	67,375
Pro Medicus Ltd.	595	121,570
Qube Holdings Ltd.	46,401	126,392
Ramsay Health Care Ltd.	3,956	83,191
Reece Ltd.	6,397	47,865
Santos Ltd.	169,739	757,088
Scentre Group	212,964	575,859
SEEK Ltd.	5,169	97,668
SGH Ltd.	5,241	173,430
Sonic Healthcare Ltd.	15,100	214,561
Steadfast Group Ltd.	29,660	116,567
Stockland	105,357	427,331
Suncorp Group Ltd.	57,970	778,381
Super Retail Group Ltd.	7,208	77,676
Investments	Shares	Value
Technology One Ltd.	3,513	$89,544
TPG Telecom Ltd.	64,574	214,838
Vicinity Ltd.	237,214	396,178
Viva Energy Group Ltd.(a)	67,325	80,985
Whitehaven Coal Ltd.	22,530	98,400
Worley Ltd.	14,844	138,222
Total Australia		13,609,758
Austria – 2.2%
ANDRITZ AG	5,342	375,983
BAWAG Group AG*(a)	6,895	907,382
CA Immobilien Anlagen AG(b)	3,117	85,629
Mondi PLC	16,060	221,397
Raiffeisen Bank International AG	29,067	1,002,070
Telekom Austria AG	19,247	205,798
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,255	344,330
voestalpine AG	5,565	198,651
Wienerberger AG	3,375	108,737
Total Austria		3,449,977
Belgium – 1.8%
Ackermans & van Haaren NV	637	163,168
Aedifica SA	3,546	262,701
Ageas SA	12,236	846,823
Azelis Group NV	2,687	36,434
Colruyt Group NV	5,719	225,249
D’ieteren Group	955	178,642
Elia Group SA	1,478	170,452
Melexis NV	1,727	136,871
Shurgard Self Storage Ltd.	1,853	70,217
Solvay SA	8,217	260,877
Syensqo SA	2,012	162,414
Warehouses De Pauw CVA	10,789	269,768
Total Belgium		2,783,616
Brazil – 0.1%
Yara International ASA	3,713	135,677
Denmark – 1.2%
Alm Brand AS	49,627	138,582
H Lundbeck AS	16,310	116,918
ISS AS	3,272	103,628
Jyske Bank AS, Registered Shares	1,122	125,044
Pandora AS	2,072	270,187
Ringkjoebing Landbobank AS	214	49,653
Rockwool AS, Class B	1,980	73,586
Tryg AS	37,056	940,866
Total Denmark		1,818,464
Faroe Islands – 0.0%
Bakkafrost P/F	994	45,567
See Notes to Financial Statements.

42    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International MidCap Dividend Fund (DIM) September 30, 2025
Investments	Shares	Value
Finland – 2.5%
Elisa OYJ	11,034	$579,015
Fortum OYJ	62,009	1,173,419
Hiab OYJ, Class B	1,827	106,521
Huhtamaki OYJ	4,082	141,396
Kemira OYJ	7,271	163,009
Kesko OYJ, Class B	13,652	290,344
Konecranes OYJ	2,302	189,880
Metso OYJ	25,816	354,450
Orion OYJ, Class B	3,342	255,834
Valmet OYJ	8,821	293,113
Wartsila OYJ Abp	13,139	392,905
Total Finland		3,939,886
France – 6.7%
Accor SA	6,214	294,248
Aeroports de Paris SA	3,014	397,705
Alten SA	544	44,680
Amundi SA(a)	11,493	910,188
Arkema SA	2,829	178,170
BioMerieux	801	107,106
Bouygues SA	20,821	937,486
Bureau Veritas SA	16,173	506,247
Carrefour SA	33,533	508,079
Covivio SA	6,175	415,022
Edenred SE	7,366	174,832
Eiffage SA	3,970	507,058
Elis SA	5,216	150,033
FDJ UNITED	11,556	386,982
Gaztransport & Technigaz SA	1,473	272,770
Gecina SA	3,431	343,881
Getlink SE	24,191	445,126
Imerys SA	3,524	92,917
Interparfums SA	1,773	58,498
Ipsen SA	805	107,451
Klepierre SA	21,989	856,757
Nexans SA	771	114,147
Renault SA	11,842	484,219
Rexel SA	12,835	419,859
Rubis SCA	10,302	384,692
SEB SA	1,372	100,676
Societe BIC SA	2,472	154,234
Sopra Steria Group	435	82,700
SPIE SA	5,720	307,822
Technip Energies NV	4,431	208,674
Valeo SE	8,954	111,890
Vivendi SE*	15,150	53,368
Wendel SE	2,347	224,755
Total France		10,342,272
Investments	Shares	Value
Germany – 4.0%
Aurubis AG	793	$98,954
Bechtle AG	2,328	107,337
Brenntag SE	4,221	252,447
Continental AG	6,406	422,418
CTS Eventim AG & Co. KGaA	1,919	188,052
Deutsche Lufthansa AG, Registered Shares	46,018	389,745
Deutsche Wohnen SE	2,871	73,035
DWS Group GmbH & Co. KGaA(a)	9,359	586,131
Evonik Industries AG	33,097	574,390
Fielmann Group AG	2,208	133,352
Freenet AG	9,716	310,752
GEA Group AG	4,549	335,938
Gerresheimer AG	205	8,503
HochTief AG	2,600	695,929
Hugo Boss AG	1,780	84,580
KION Group AG	2,249	151,816
Knorr-Bremse AG	4,156	389,931
Krones AG	710	103,447
LEG Immobilien SE	1,765	140,401
Nemetschek SE	625	81,369
Scout24 SE(a)	1,183	148,177
Sixt SE	1,420	137,401
Softwareone Holding AG	3,605	37,040
Stroeer SE & Co. KGaA	2,441	108,704
Traton SE	21,687	695,155
Total Germany		6,255,004
Hong Kong – 5.4%
Bank of East Asia Ltd.	96,180	149,578
Cathay Pacific Airways Ltd.	616,000	828,945
CK Asset Holdings Ltd.	176,000	853,262
DFI Retail Group Holdings Ltd., Registered Shares	61,800	201,468
HKT Trust & HKT Ltd.	490,000	725,515
Hong Kong & China Gas Co. Ltd.	908,000	788,916
Hongkong Land Holdings Ltd.	100,800	638,064
Jardine Matheson Holdings Ltd.	14,200	894,600
Link REIT	151,100	776,824
Man Wah Holdings Ltd.	163,600	90,627
PCCW Ltd.	551,000	377,465
Power Assets Holdings Ltd.	98,000	620,719
Swire Pacific Ltd., Class A	35,000	296,675
WH Group Ltd.(a)	591,500	640,885
Wharf Real Estate Investment Co. Ltd.	130,000	384,299
Yue Yuen Industrial Holdings Ltd.	96,000	163,488
Total Hong Kong		8,431,330

See Notes to Financial Statements.

WisdomTree Trust    43

Schedule of Investments (unaudited) (continued) WisdomTree International MidCap Dividend Fund (DIM) September 30, 2025
Investments	Shares	Value
Ireland – 1.8%
AIB Group PLC	168,924	$1,531,317
Bank of Ireland Group PLC	65,682	1,081,626
Glanbia PLC	7,531	123,974
Total Ireland		2,736,917
Israel – 3.3%
Azrieli Group Ltd.	3,058	304,273
Bank Hapoalim BM	50,944	1,038,156
Bank Leumi Le-Israel BM	53,553	1,058,415
Bezeq The Israeli Telecommunication Corp. Ltd.	146,287	281,061
Camtek Ltd.*	580	60,730
Elbit Systems Ltd.	365	185,290
First International Bank of Israel Ltd.	4,688	336,469
ICL Group Ltd.	39,967	250,436
Israel Discount Bank Ltd., Class A	39,617	392,632
Mizrahi Tefahot Bank Ltd.	8,157	538,039
Newmed Energy LP	68,541	361,845
Phoenix Financial Ltd.	8,937	335,459
Total Israel		5,142,805
Italy – 8.5%
A2A SpA	186,845	488,921
ACEA SpA	12,548	302,840
Amplifon SpA	1,850	30,117
Azimut Holding SpA	8,043	311,206
Banca Generali SpA	8,070	449,648
Banca Mediolanum SpA	41,348	828,355
Banca Monte dei Paschi di Siena SpA	201,844	1,788,237
Banco BPM SpA	118,064	1,765,278
BPER Banca SpA	143,731	1,593,588
Brembo NV	7,871	83,097
Brunello Cucinelli SpA	792	86,546
Coca-Cola HBC AG*	13,710	646,736
Credito Emiliano SpA	28,290	455,398
De’ Longhi SpA	3,022	109,295
DiaSorin SpA	584	51,822
ERG SpA	8,454	208,602
FinecoBank Banca Fineco SpA	34,199	739,583
Hera SpA	69,148	311,183
Infrastrutture Wireless Italiane SpA(a)	36,027	423,741
Iren SpA	95,340	295,072
Italgas SpA	67,400	620,493
Leonardo SpA	6,445	409,087
Lottomatica Group SpA	4,994	134,493
Recordati Industria Chimica & Farmaceutica SpA	4,436	269,476
Reply SpA	298	42,438
SOL SpA	1,084	64,577
Unipol Assicurazioni SpA	30,215	648,278
Webuild SpA	23,787	98,830
Total Italy		13,256,937
Investments	Shares	Value
Japan – 19.4%
ABC-Mart, Inc.	7,034	$139,718
Air Water, Inc.	8,800	151,647
Alfresa Holdings Corp.	6,000	85,987
Alsok Co. Ltd.	12,700	95,969
Amada Co. Ltd.	13,400	165,181
ANA Holdings, Inc.	7,300	141,418
Asahi Intecc Co. Ltd.	2,300	37,400
Asahi Kasei Corp.	41,520	327,386
Asics Corp.	8,300	217,609
Azbil Corp.	8,500	80,778
Bandai Namco Holdings, Inc.	11,800	393,506
BayCurrent, Inc.	1,400	82,473
BIPROGY, Inc.	2,100	85,857
Brother Industries Ltd.	7,400	124,189
Calbee, Inc.	1,700	32,875
Canon Marketing Japan, Inc.	4,300	174,376
Capcom Co. Ltd.	6,000	163,442
Chubu Electric Power Co., Inc.	24,500	341,492
Coca-Cola Bottlers Japan Holdings, Inc.	5,300	94,563
COMSYS Holdings Corp.	2,500	62,481
Cosmo Energy Holdings Co. Ltd.	5,400	130,937
CyberAgent, Inc.	6,300	75,761
Dai Nippon Printing Co. Ltd.	5,400	91,978
Daifuku Co. Ltd.	5,700	183,059
Daito Trust Construction Co. Ltd.	15,600	342,770
Daiwa Securities Group, Inc.(b)	54,800	446,200
DMG Mori Co. Ltd.	4,400	88,635
Ebara Corp.	9,300	213,034
Electric Power Development Co. Ltd.	9,100	170,958
Fuji Electric Co. Ltd.	2,475	166,648
Fujikura Ltd.	5,100	499,174
Fukuoka Financial Group, Inc.	5,500	165,277
GMO Payment Gateway, Inc.	800	44,944
Hakuhodo DY Holdings, Inc.	8,700	70,014
Hankyu Hanshin Holdings, Inc.	3,700	109,333
Haseko Corp.	10,100	172,784
Hirose Electric Co. Ltd.	875	109,194
Hitachi Construction Machinery Co. Ltd.	7,300	233,999
Hoshizaki Corp.	2,200	82,765
Hulic Co. Ltd.	26,300	288,492
Idemitsu Kosan Co. Ltd.	41,330	284,330
IHI Corp.	13,300	248,556
Internet Initiative Japan, Inc.	2,200	39,007
Isetan Mitsukoshi Holdings Ltd.(b)	6,800	125,838
Isuzu Motors Ltd.	31,600	400,015
Iwatani Corp.	3,500	38,321
Iyogin Holdings, Inc.	6,800	103,392
J Front Retailing Co. Ltd.	6,600	110,384
Japan Airlines Co. Ltd.	14,600	294,897
Japan Airport Terminal Co. Ltd.	1,300	41,574

See Notes to Financial Statements.

44    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International MidCap Dividend Fund (DIM) September 30, 2025
Investments	Shares	Value
Japan Exchange Group, Inc.	23,500	$262,950
JFE Holdings, Inc.	31,200	383,755
Kakaku.com, Inc.	4,900	84,241
Kandenko Co. Ltd.	3,900	107,109
Kansai Electric Power Co., Inc.	19,395	278,216
Kansai Paint Co. Ltd.	3,300	53,885
Kawasaki Heavy Industries Ltd.	2,800	185,232
Keio Corp.	3,000	77,699
Keisei Electric Railway Co. Ltd.	5,000	46,433
Kewpie Corp.	2,400	65,637
Kikkoman Corp.	13,100	111,321
Kintetsu Group Holdings Co. Ltd.	3,600	75,152
Kirin Holdings Co. Ltd.	26,900	394,798
Kobayashi Pharmaceutical Co. Ltd.	1,400	50,887
Kobe Bussan Co. Ltd.	1,900	52,284
Kobe Steel Ltd.	18,200	215,477
Koei Tecmo Holdings Co. Ltd.	10,120	131,909
Kokusai Electric Corp.	2,000	56,864
Konami Group Corp.	2,000	289,129
Kose Corp.	700	28,102
Kraftia Corp.	1,900	92,038
Kuraray Co. Ltd.	9,000	103,812
Kurita Water Industries Ltd.	1,700	58,119
Kyoto Financial Group, Inc.	5,700	121,422
Kyowa Kirin Co. Ltd.	10,600	164,973
Kyushu Electric Power Co., Inc.	20,400	204,366
Kyushu Railway Co.	6,800	180,446
Lasertec Corp.	900	123,740
Lion Corp.	5,600	58,565
Lixil Corp.	14,600	179,924
Makita Corp.	3,400	110,644
Marui Group Co. Ltd.	8,200	176,232
MatsukiyoCocokara & Co.	7,900	160,691
Mazda Motor Corp.(b)	28,800	210,805
McDonald’s Holdings Co. Japan Ltd.	1,100	46,254
Mebuki Financial Group, Inc.	27,200	174,267
Medipal Holdings Corp.	4,800	82,830
MEIJI Holdings Co. Ltd.	7,300	151,551
MISUMI Group, Inc.	3,800	59,347
Mitsubishi Chemical Group Corp.	51,300	295,708
Mitsubishi Gas Chemical Co., Inc.	7,400	132,407
Mitsubishi Logistics Corp.	10,000	82,100
Mitsubishi Motors Corp.(b)	43,500	118,407
Mitsui Chemicals, Inc.	7,700	193,015
Miura Co. Ltd.	2,000	39,401
MonotaRO Co. Ltd.	4,200	61,314
NGK Insulators Ltd.	6,000	100,735
NH Foods Ltd.	2,000	79,412
NHK Spring Co. Ltd.	5,600	84,407
Nichirei Corp.	7,200	84,634
Nikon Corp.	8,600	100,450
Investments	Shares	Value
Nippon Express Holdings, Inc.	9,000	$204,821
Nippon Sanso Holdings Corp.	4,700	166,983
Nissan Chemical Corp.	3,400	123,628
Nisshin Seifun Group, Inc.	7,200	88,534
Nissin Foods Holdings Co. Ltd.	5,000	94,322
Niterra Co. Ltd.(b)	8,500	328,869
Nitto Denko Corp.	16,300	388,171
NOF Corp.	4,600	80,578
Nomura Real Estate Holdings, Inc.	38,840	248,291
NS Solutions Corp.	4,100	100,165
Obayashi Corp.	31,400	516,441
OBIC Business Consultants Co. Ltd.	1,000	61,618
Odakyu Electric Railway Co. Ltd.	7,200	81,148
Oji Holdings Corp.	33,362	182,753
Ono Pharmaceutical Co. Ltd.(b)	16,800	193,726
Open House Group Co. Ltd.	3,000	155,500
Oracle Corp.	1,900	194,265
Osaka Gas Co. Ltd.	10,800	313,649
Otsuka Corp.	6,000	125,456
Persol Holdings Co. Ltd.	60,600	110,667
Resona Holdings, Inc.	44,100	451,048
Resonac Holdings Corp.	3,000	101,994
Ricoh Co. Ltd.	13,700	121,198
Rinnai Corp.	2,700	64,097
Ryohin Keikaku Co. Ltd.	7,200	143,576
Sankyo Co. Ltd.	15,800	275,111
Sanrio Co. Ltd.(b)	2,500	117,666
Santen Pharmaceutical Co. Ltd.	8,800	97,692
Sanwa Holdings Corp.	8,100	232,330
SBI Holdings, Inc.	12,400	540,383
SCREEN Holdings Co. Ltd.(b)	2,600	236,964
SCSK Corp.	6,200	185,935
Sega Sammy Holdings, Inc.	4,500	94,945
Seibu Holdings, Inc.	2,800	101,489
Seiko Epson Corp.	9,800	125,946
Seino Holdings Co. Ltd.(b)	7,500	110,709
Sekisui Chemical Co. Ltd.	13,700	255,568
SG Holdings Co. Ltd.	19,500	201,886
Shimadzu Corp.	3,400	85,987
Shionogi & Co. Ltd.	21,800	382,535
Socionext, Inc.(b)	2,800	52,896
Sojitz Corp.	10,280	272,583
Subaru Corp.	28,800	590,879
Sugi Holdings Co. Ltd.	2,700	65,194
Sumitomo Electric Industries Ltd.	28,712	820,037
Sumitomo Forestry Co. Ltd.	14,400	171,755
Sumitomo Heavy Industries Ltd.	3,800	91,652
Sumitomo Realty & Development Co. Ltd.	6,200	274,222
Sumitomo Rubber Industries Ltd.	9,300	113,255
Sundrug Co. Ltd.	2,800	82,226
Suntory Beverage & Food Ltd.	5,900	184,768

See Notes to Financial Statements.

WisdomTree Trust    45

Schedule of Investments (unaudited) (continued) WisdomTree International MidCap Dividend Fund (DIM) September 30, 2025
Investments	Shares	Value
Sysmex Corp.	6,100	$75,359
T&D Holdings, Inc.	13,851	339,698
TIS, Inc.	3,900	128,975
Tobu Railway Co. Ltd.	3,400	60,801
Toei Animation Co. Ltd.	1,800	37,174
Toho Co. Ltd.	2,800	180,113
Toho Gas Co. Ltd.	2,000	61,726
Tohoku Electric Power Co., Inc.	9,600	69,943
Tokyo Gas Co. Ltd.	7,900	281,583
Tokyo Tatemono Co. Ltd.	8,000	160,639
Tokyu Corp.	6,000	73,291
Tokyu Fudosan Holdings Corp.	25,400	210,685
Toray Industries, Inc.	31,900	204,185
Tosoh Corp.(b)	14,200	210,522
TOTO Ltd.	3,000	79,101
Toyo Suisan Kaisha Ltd.	3,300	236,297
Trend Micro, Inc.	3,030	166,185
Tsuruha Holdings, Inc.	6,300	100,994
USS Co. Ltd.	12,100	139,078
Welcia Holdings Co. Ltd.	3,600	65,816
West Japan Railway Co.	13,100	287,662
Yakult Honsha Co. Ltd.	4,800	78,378
Yamada Holdings Co. Ltd.	25,800	84,798
Yamaha Motor Co. Ltd.	35,880	269,674
Yaoko Co. Ltd.	800	51,902
Yaskawa Electric Corp.	3,800	81,231
Yokogawa Electric Corp.	3,800	109,483
Yokohama Financial Group, Inc.	31,600	243,283
Yokohama Rubber Co. Ltd.	4,800	178,271
Zensho Holdings Co. Ltd.	1,100	72,040
ZOZO, Inc.	22,800	209,960
Total Japan		30,108,671
Luxembourg – 0.1%
Eurofins Scientific SE	1,862	135,165
Macau – 0.1%
Wynn Macau Ltd.	106,400	98,736
Mexico – 0.1%
Fresnillo PLC	6,817	216,586
Netherlands – 3.2%
Aalberts NV	3,208	105,543
Aegon Ltd.	80,488	646,125
Akzo Nobel NV	4,778	340,217
Arcadis NV	1,461	73,645
ASR Nederland NV	12,118	822,709
BE Semiconductor Industries NV	1,614	240,565
CTP NV(a)	12,989	289,369
Euronext NV(a)	3,021	452,229
IMCD NV	801	82,823
Investments	Shares	Value
JDE Peet’s NV	13,491	$494,580
Koninklijke KPN NV	228,605	1,097,813
Koninklijke Vopak NV	5,347	245,278
SBM Offshore NV	6,182	158,061
Total Netherlands		5,048,957
Nigeria – 0.3%
Airtel Africa PLC(a)	124,633	409,401
Norway – 2.6%
Aker ASA, Class A	3,520	276,229
Frontline PLC	16,255	371,439
Gjensidige Forsikring ASA	17,940	526,092
Mowi ASA	14,953	315,911
Orkla ASA	37,878	395,567
Salmar ASA	6,700	357,905
SpareBank 1 Sor-Norge ASA	16,219	289,015
Storebrand ASA	19,366	295,406
Var Energi ASA	227,628	759,688
Wallenius Wilhelmsen ASA	48,247	428,903
Total Norway		4,016,155
Portugal – 1.1%
Banco Comercial Portugues SA, Class R	746,803	660,928
Galp Energia SGPS SA	21,139	399,897
Jeronimo Martins SGPS SA	21,604	525,463
Navigator Co. SA(b)	36,547	140,509
Total Portugal		1,726,797
Singapore – 3.2%
CapitaLand Investment Ltd.	181,300	378,294
Genting Singapore Ltd.	485,000	276,509
Hafnia Ltd.	84,060	506,493
Keppel Ltd.	81,700	565,284
Sembcorp Industries Ltd.	43,600	203,593
Singapore Airlines Ltd.(b)	273,900	1,385,222
Singapore Exchange Ltd.	43,000	551,342
Singapore Technologies Engineering Ltd.	131,440	877,830
UOL Group Ltd.	24,600	149,027
Venture Corp. Ltd.	14,300	154,625
Total Singapore		5,048,219
Spain – 5.6%
Acciona SA	1,877	376,916
ACS Actividades de Construccion y Servicios SA	10,944	874,425
Banco de Sabadell SA	275,248	1,067,274
Bankinter SA	53,707	845,932
CIE Automotive SA	5,561	173,809
Fluidra SA	3,322	90,011
Grupo Catalana Occidente SA	4,154	238,678
Indra Sistemas SA	3,451	154,493
Inmobiliaria Colonial Socimi SA	26,868	175,371
See Notes to Financial Statements.

46    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International MidCap Dividend Fund (DIM) September 30, 2025
Investments	Shares	Value
Laboratorios Farmaceuticos Rovi SA	1,256	$85,818
Logista Integral SA	11,342	385,146
Mapfre SA	237,610	1,125,143
Merlin Properties Socimi SA	23,739	358,150
Redeia Corp. SA	27,330	527,934
Repsol SA	82,349	1,457,690
Sacyr SA	22,477	94,074
Unicaja Banco SA(a)	149,281	408,694
Vidrala SA	722	76,351
Viscofan SA	1,880	128,343
Total Spain		8,644,252
Sweden – 3.9%
AAK AB	4,330	112,611
AddTech AB, Class B	3,433	111,403
Atrium Ljungberg AB, Class B	14,109	47,502
Avanza Bank Holding AB	6,807	252,663
Axfood AB	8,786	272,872
Beijer Ref AB	2,818	43,940
Billerud Aktiebolag	4,037	36,270
Fabege AB	7,751	65,559
Getinge AB, Class B	5,160	111,099
Hemnet Group AB	494	12,438
Hexpol AB	17,767	159,438
Holmen AB, Class B	3,145	119,512
Hufvudstaden AB, Class A	3,657	49,304
Indutrade AB	2,219	50,915
L E Lundbergforetagen AB, Class B	1,189	61,744
Lagercrantz Group AB, Class B	2,863	61,612
Lifco AB, Class B	4,132	139,621
Mycronic AB	2,708	61,890
Nordnet AB publ	10,068	292,242
Saab AB, Class B	3,174	193,880
Sagax AB, Class B	4,170	87,035
Securitas AB, Class B	12,215	183,905
Skanska AB, Class B	11,083	287,413
SKF AB, Class B	14,138	350,553
SSAB AB, Class A	28,660	171,440
SSAB AB, Class B	61,754	358,504
Svenska Cellulosa AB SCA, Class B	11,016	145,649
Sweco AB, Class B	8,148	135,842
Tele2 AB, Class B	54,741	934,458
Telia Co. AB	212,175	809,663
Thule Group AB(a)	3,333	81,721
Trelleborg AB, Class B	4,055	151,118
Wihlborgs Fastigheter AB	10,874	106,426
Total Sweden		6,060,242
Switzerland – 3.8%
Accelleron Industries AG	2,360	198,582
Allreal Holding AG, Registered Shares	595	139,393
Avolta AG*	2,327	125,935
Investments	Shares	Value
Baloise Holding AG, Registered Shares	1,870	$461,595
Banque Cantonale Vaudoise, Registered Shares	5,179	611,209
Belimo Holding AG, Registered Shares	226	236,183
BKW AG	1,034	220,796
Cembra Money Bank AG	1,735	199,416
Clariant AG, Registered Shares*	3,960	36,581
DKSH Holding AG	1,813	122,591
EFG International AG*	14,285	290,494
Flughafen Zurich AG, Registered Shares	1,084	330,520
Galenica AG(a)	1,374	149,376
Georg Fischer AG, Registered Shares	2,482	193,251
Helvetia Holding AG, Registered Shares	2,025	495,529
Logitech International SA, Registered Shares	2,214	241,477
PSP Swiss Property AG, Registered Shares	1,793	308,054
SFS Group AG	1,234	165,640
SIG Group AG*	6,166	63,586
Stadler Rail AG	2,160	52,639
Sulzer AG, Registered Shares	1,373	232,615
Swiss Prime Site AG, Registered Shares	2,611	365,241
Swissquote Group Holding SA, Registered Shares	256	178,732
Temenos AG, Registered Shares	1,263	101,910
VAT Group AG(a)	486	192,042
Vontobel Holding AG, Registered Shares	2,517	189,491
Total Switzerland		5,902,878
United Kingdom – 9.3%
Admiral Group PLC	17,884	807,039
Allfunds Group PLC	9,795	73,025
Auto Trader Group PLC(a)	15,791	167,561
B&M European Value Retail SA	75,053	264,422
Babcock International Group PLC	4,724	84,584
Balfour Beatty PLC	14,624	127,378
Barratt Redrow PLC	42,750	224,396
Beazley PLC	15,670	191,338
Bellway PLC	4,017	132,709
Berkeley Group Holdings PLC	1,735	89,599
Big Yellow Group PLC	10,037	131,340
Bridgepoint Group PLC(a)	17,487	71,803
British Land Co. PLC	42,760	200,444
Bunzl PLC	5,864	185,203
Centrica PLC	141,518	317,404
Computacenter PLC	2,676	96,765
Convatec Group PLC(a)	55,541	173,023
Cranswick PLC	1,177	79,544
Croda International PLC	3,836	139,640
DCC PLC(b)	3,225	207,184
Derwent London PLC	3,245	76,144
Diploma PLC	2,740	195,687
Drax Group PLC	17,568	165,438

See Notes to Financial Statements.

WisdomTree Trust    47

Schedule of Investments (unaudited) (continued) WisdomTree International MidCap Dividend Fund (DIM) September 30, 2025
Investments	Shares	Value
Dunelm Group PLC	16,636	$251,733
easyJet PLC	5,665	35,387
Games Workshop Group PLC	1,381	270,138
Greggs PLC	3,293	71,109
Halma PLC	2,824	131,162
Hikma Pharmaceuticals PLC	6,114	139,762
Hiscox Ltd.	10,201	188,006
Howden Joinery Group PLC	15,983	181,497
IMI PLC	6,341	195,146
Inchcape PLC	16,297	151,933
Informa PLC	28,300	349,595
International Consolidated Airlines Group SA	48,335	251,239
Intertek Group PLC	3,469	220,524
Investec PLC	34,210	255,837
ITV PLC	243,328	261,900
J Sainsbury PLC	95,517	429,490
JD Sports Fashion PLC	36,209	46,455
JET2 PLC	2,575	49,018
Johnson Matthey PLC	8,524	230,656
Kingfisher PLC	63,469	263,769
Land Securities Group PLC	39,758	311,511
LondonMetric Property PLC	99,725	244,209
Man Group PLC	59,883	143,822
Marks & Spencer Group PLC	21,351	104,771
Melrose Industries PLC	11,811	96,803
Pearson PLC	19,392	275,815
Persimmon PLC	10,106	157,684
QinetiQ Group PLC	12,538	92,752
Renishaw PLC	1,478	71,134
Rightmove PLC	9,614	91,713
Rotork PLC	17,380	79,319
RS Group PLC	8,666	66,325
Sage Group PLC	16,268	240,909
Schroders PLC	77,196	390,758
Segro PLC	42,169	372,071
Severn Trent PLC	11,244	391,752
Smith & Nephew PLC	17,765	319,878
Smiths Group PLC	11,548	365,654
Softcat PLC	4,727	100,420
Spectris PLC	2,754	152,010
Spirax Group PLC	1,525	139,914
Subsea 7 SA	9,433	194,752
Tate & Lyle PLC	11,894	71,991
Taylor Wimpey PLC	181,365	251,610
TORM PLC, Class A(b)	11,314	232,681
Unite Group PLC	15,514	150,168
United Utilities Group PLC	27,097	418,236
Weir Group PLC	6,990	257,089
Whitbread PLC	4,481	194,248
WPP PLC	48,294	239,128
Total United Kingdom		14,395,153
Investments	Shares	Value
United States – 0.3%
Buzzi SpA	4,431	$243,452
Signify NV(a)	6,384	167,277
Total United States		410,729
TOTAL COMMON STOCKS (Cost: $113,503,105)		154,170,151
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c) (Cost: $3,993)	3,993	3,993
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%
United States – 2.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(c) (Cost: $3,828,320)	3,828,320	3,828,320
TOTAL INVESTMENTS IN SECURITIES – 101.8% (Cost: $117,335,418)		158,002,464
Other Liabilities less Assets – (1.8)%		(2,727,793)
NET ASSETS – 100.0%		$155,274,671

*    Non-income producing security.

(a)    This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)    Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,907,967 and the total market value of the collateral held by the Fund was $4,095,289. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $266,969.

(c)    Rate shown represents annualized 7-day yield as of September 30, 2025.

ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

48    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree International MidCap Dividend Fund (DIM) September 30, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Japan	$30,056,769	$51,902	$—	$30,108,671
Other	124,061,480	—	—	124,061,480
Mutual Fund	—	3,993	—	3,993
Investment of Cash Collateral for Securities Loaned	—	3,828,320	—	3,828,320
Total Investments in Securities	$154,118,249	$3,884,215	$—	$158,002,464

See Notes to Financial Statements.

WisdomTree Trust    49

Schedule of Investments (unaudited) WisdomTree International Multifactor Fund (DWMF) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 98.6%
Australia – 7.9%
ASX Ltd.	6,863	$266,494
Brambles Ltd.	8,903	146,331
Coles Group Ltd.	9,888	152,626
Computershare Ltd.	4,478	107,701
Evolution Mining Ltd.	7,925	56,882
Lottery Corp. Ltd.	75,706	295,024
Medibank Pvt Ltd.	81,244	259,530
Northern Star Resources Ltd.	5,205	81,859
Origin Energy Ltd.	14,858	123,089
Qantas Airways Ltd.	15,537	112,445
QBE Insurance Group Ltd.	18,841	257,105
REA Group Ltd.	580	88,818
Rio Tinto PLC	3,223	212,067
Suncorp Group Ltd.	19,482	261,591
Telstra Group Ltd.	61,138	195,303
Transurban Group	16,825	153,881
Wesfarmers Ltd.	4,579	279,256
Total Australia		3,050,002
Belgium – 1.7%
Ageas SA	4,192	290,118
Anheuser-Busch InBev SA	1,952	116,515
KBC Group NV	2,018	240,553
Total Belgium		647,186
China – 1.3%
BOC Hong Kong Holdings Ltd.	57,500	270,044
SITC International Holdings Co. Ltd.	22,000	84,716
Wilmar International Ltd.	65,600	145,020
Total China		499,780
Denmark – 2.0%
Demant AS*	3,053	105,823
Genmab AS*	464	140,782
Pandora AS	1,265	164,955
Tryg AS	10,925	277,390
Vestas Wind Systems AS	4,498	84,822
Total Denmark		773,772
Finland – 2.1%
Elisa OYJ	801	42,033
Kone OYJ, Class B	2,797	190,615
Nordea Bank Abp	16,273	267,213
Orion OYJ, Class B	1,886	144,376
Sampo OYJ, Class A	13,844	159,056
Total Finland		803,293
France – 6.7%
AXA SA	5,445	260,010
Bouygues SA	4,435	199,690
Bureau Veritas SA	4,873	152,535
Carrefour SA	9,123	138,228
Investments	Shares	Value
Credit Agricole SA	15,126	$297,165
Danone SA	1,998	174,102
Engie SA	9,060	194,334
FDJ UNITED	6,931	232,102
Ipsen SA	1,246	166,316
Klepierre SA	5,920	230,661
Orange SA	12,142	197,025
Unibail-Rodamco-Westfield*	1,719	180,653
Vinci SA	1,190	164,923
Total France		2,587,744
Germany – 7.6%
Commerzbank AG	6,474	244,107
Continental AG	3,049	201,054
Deutsche Telekom AG, Registered Shares	6,427	219,075
E.ON SE	14,474	272,366
Fresenius Medical Care AG	4,310	226,169
Fresenius SE & Co. KGaA	4,490	250,071
GEA Group AG	3,040	224,500
Hannover Rueck SE	1,220	367,836
LEG Immobilien SE	2,299	182,880
RWE AG	5,372	238,724
Symrise AG	2,173	189,044
Talanx AG	2,292	304,859
Total Germany		2,920,685
Hong Kong – 4.5%
CK Asset Holdings Ltd.	33,000	159,987
CLP Holdings Ltd.	23,000	190,523
Hong Kong & China Gas Co. Ltd.	187,000	162,475
Jardine Matheson Holdings Ltd.	3,200	201,600
MTR Corp. Ltd.	50,000	169,528
Power Assets Holdings Ltd.	24,500	155,180
Prudential PLC	19,222	269,386
Sun Hung Kai Properties Ltd.	13,000	155,725
Swire Pacific Ltd., Class A	15,500	131,385
WH Group Ltd.(a)	112,000	121,351
Total Hong Kong		1,717,140
Ireland – 0.7%
AerCap Holdings NV	1,279	154,759
Kerry Group PLC, Class A	1,476	133,107
Total Ireland		287,866
Israel – 2.2%
Check Point Software Technologies Ltd.*	1,454	300,847
Teva Pharmaceutical Industries Ltd., ADR*	14,315	289,163
Wix.com Ltd.*	1,540	273,550
Total Israel		863,560
Italy – 3.0%
Banco BPM SpA	17,665	264,125
Coca-Cola HBC AG*	3,371	159,019
Enel SpA	13,571	128,620

See Notes to Financial Statements.

50    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Multifactor Fund (DWMF) September 30, 2025
Investments	Shares	Value
Ryanair Holdings PLC	3,367	$97,719
Snam SpA	19,977	120,135
Telecom Italia SpA*	73,852	38,641
Terna – Rete Elettrica Nazionale	11,585	117,583
Unipol Assicurazioni SpA	10,482	224,896
Total Italy		1,150,738
Japan – 20.6%
ANA Holdings, Inc.	13,900	269,275
Asahi Group Holdings Ltd.	13,500	162,300
Asahi Kasei Corp.	26,400	208,165
Central Japan Railway Co.	6,500	186,745
Daikin Industries Ltd.	900	104,086
Daito Trust Construction Co. Ltd.	11,000	241,697
Daiwa House Industry Co. Ltd.	5,900	212,533
East Japan Railway Co.	7,300	178,935
Fujitsu Ltd.	4,700	110,877
Hankyu Hanshin Holdings, Inc.	5,900	174,341
Hulic Co. Ltd.	18,300	200,738
IHI Corp.	3,500	65,410
ITOCHU Corp.	2,000	114,108
Japan Airlines Co. Ltd.(b)	8,700	175,726
Kajima Corp.	4,400	128,587
Kao Corp.	4,500	196,564
KDDI Corp.	9,700	155,038
Kirin Holdings Co. Ltd.	14,900	218,680
Konami Group Corp.	1,800	260,216
MatsukiyoCocokara & Co.	5,900	120,010
MEIJI Holdings Co. Ltd.	10,200	211,756
Mitsui Fudosan Co. Ltd.	12,600	137,616
NEC Corp.	2,600	83,430
Nomura Research Institute Ltd.	3,200	122,921
NTT, Inc.	190,200	199,234
Obayashi Corp.	10,000	164,472
Obic Co. Ltd.	4,900	171,003
Osaka Gas Co. Ltd.	6,700	194,578
Otsuka Corp.	7,900	165,184
Otsuka Holdings Co. Ltd.	4,700	250,109
Pan Pacific International Holdings Corp.	36,000	237,668
Ryohin Keikaku Co. Ltd.	10,700	213,370
SBI Holdings, Inc.	4,800	209,180
SCSK Corp.	3,700	110,961
Secom Co. Ltd.	5,400	198,361
Sekisui Chemical Co. Ltd.	8,200	152,968
SG Holdings Co. Ltd.	13,700	141,838
Shionogi & Co. Ltd.	10,800	189,513
Sumitomo Realty & Development Co. Ltd.	2,500	110,573
Suntory Beverage & Food Ltd.	5,600	175,373
Taisei Corp.	1,700	117,067
TIS, Inc.	8,300	274,484
Investments	Shares	Value
Tokyo Gas Co. Ltd.	3,100	$110,495
Tokyu Corp.	15,800	193,000
Toyota Tsusho Corp.	3,800	105,546
West Japan Railway Co.	9,100	199,826
Total Japan		7,924,557
Luxembourg – 0.3%
Eurofins Scientific SE	1,583	114,912
Mexico – 0.3%
Fresnillo PLC	3,270	103,893
Netherlands – 1.7%
Euronext NV(a)	1,687	252,536
Koninklijke Ahold Delhaize NV	4,652	188,307
Koninklijke KPN NV	41,001	196,896
Total Netherlands		637,739
New Zealand – 0.7%
Contact Energy Ltd.	29,797	157,445
Fisher & Paykel Healthcare Corp. Ltd., Class C	5,849	125,830
Total New Zealand		283,275
Norway – 2.7%
DNB Bank ASA	10,636	289,410
Equinor ASA	5,698	138,998
Gjensidige Forsikring ASA	10,008	293,485
Orkla ASA	15,460	161,452
Telenor ASA	10,413	172,614
Total Norway		1,055,959
Portugal – 0.3%
Jeronimo Martins SGPS SA	4,343	105,633
Russia – 0.0%
Evraz PLC*^	17,300	0
Singapore – 3.5%
Oversea-Chinese Banking Corp. Ltd.	21,800	277,996
Singapore Airlines Ltd.(b)	36,400	184,089
Singapore Exchange Ltd.	23,100	296,186
Singapore Technologies Engineering Ltd.	25,000	166,964
Singapore Telecommunications Ltd.	43,200	138,393
United Overseas Bank Ltd.	9,900	265,546
Total Singapore		1,329,174
Spain – 4.5%
Aena SME SA(a)	6,964	190,412
Banco Bilbao Vizcaya Argentaria SA	13,669	262,438
Banco de Sabadell SA	64,044	248,331
Banco Santander SA	23,942	249,642
CaixaBank SA	23,707	249,197
Endesa SA	6,038	193,045
Iberdrola SA	9,211	174,303
Telefonica SA	30,583	158,042
Total Spain		1,725,410
See Notes to Financial Statements.

WisdomTree Trust    51

Schedule of Investments (unaudited) (continued) WisdomTree International Multifactor Fund (DWMF) September 30, 2025
Investments	Shares	Value
Sweden – 2.7%
Essity AB, Class B	4,056	$106,003
Evolution AB(a)	2,057	169,151
H & M Hennes & Mauritz AB, Class B	11,421	212,813
Securitas AB, Class B	10,932	164,589
Tele2 AB, Class B	7,561	129,070
Telefonaktiebolaget LM Ericsson, Class B	15,492	128,217
Telia Co. AB	29,021	110,745
Total Sweden		1,020,588
Switzerland – 3.9%
Banque Cantonale Vaudoise, Registered Shares	3,840	453,184
BKW AG	1,624	346,783
Schindler Holding AG, Participation Certificate	902	341,460
Swisscom AG, Registered Shares	490	355,652
Total Switzerland		1,497,079
United Kingdom – 12.7%
Admiral Group PLC	7,043	317,825
Associated British Foods PLC	5,234	144,519
Auto Trader Group PLC(a)	16,678	176,973
British American Tobacco PLC	3,065	162,863
BT Group PLC	55,673	143,266
Bunzl PLC	2,680	84,643
Centrica PLC	77,799	174,492
Imperial Brands PLC	5,324	226,348
International Consolidated Airlines Group SA	10,127	52,737
J Sainsbury PLC	42,283	190,124
Kingfisher PLC	65,484	272,143
Land Securities Group PLC	22,571	176,848
Marks & Spencer Group PLC	24,611	120,768
NatWest Group PLC	36,312	254,984
Next PLC	1,776	295,879
Pearson PLC	22,843	324,899
Reckitt Benckiser Group PLC	2,065	158,961
Rolls-Royce Holdings PLC	4,894	78,404
Sage Group PLC	10,217	151,301
Smith & Nephew PLC	12,101	217,892
Smiths Group PLC	5,808	183,903
SSE PLC	7,763	182,003
Tesco PLC	30,484	182,829
Unilever PLC	2,929	173,499
Vodafone Group PLC	123,084	142,769
Whitbread PLC	6,726	291,567
Total United Kingdom		4,882,439
United States – 5.0%
GSK PLC	9,140	193,738
Haleon PLC	35,324	158,073
Holcim AG, Registered Shares*	3,481	294,615
Nestle SA, Registered Shares	3,463	318,031
Novartis AG, Registered Shares	2,895	364,290
Investments	Shares	Value
QIAGEN NV	5,853	$259,239
Sanofi SA	1,749	161,426
Shell PLC	4,570	162,822
Total United States		1,912,234
TOTAL COMMON STOCKS (Cost: $33,689,895)		37,894,658
PREFERRED STOCKS – 0.6%
Germany – 0.6%
Henkel AG & Co. KGaA, 3.01% (Cost: $235,874)	2,831	228,525
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c) (Cost: $12,794)	12,794	12,794
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
United States – 1.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(c) (Cost: $376,290)	376,290	376,290
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $34,314,853)		38,512,267
Other Liabilities less Assets – (0.2)%		(96,655)
NET ASSETS – 100.0%		$38,415,612

*     Non-income producing security.

^   This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $359,790 and the total market value of the collateral held by the Fund was $376,290.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2025.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt

See Notes to Financial Statements.

52    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Multifactor Fund (DWMF) September 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/3/2025	144,444	USD	218,996	AUD	$ —	$ (698)
Bank of America NA	10/3/2025	123,567	USD	98,010	CHF	368	—
Bank of America NA	10/3/2025	34,905	USD	221,757	DKK	—	(4)
Bank of America NA	10/3/2025	413,488	USD	351,977	EUR	—	(110)
Bank of America NA	10/3/2025	302,241	USD	223,197	GBP	1,761	—
Bank of America NA	10/3/2025	460,833	USD	67,629,270	JPY	2,855	—
Bank of America NA	10/3/2025	59,993	USD	597,594	NOK	100	—
Bank of America NA	10/3/2025	8,709	USD	14,664	NZD	194	—
Bank of America NA	10/3/2025	59,751	USD	559,422	SEK	266	—
Bank of America NA	10/3/2025	751,028	USD	962,893	SGD	4,074	—
Bank of America NA	10/3/2025	63,015	USD	80,669	SGD	437	—
Bank of Montreal	10/1/2025	5,372	USD	4,000	GBP	—	(12)
Citibank NA	10/3/2025	29,000	AUD	2,838,215	JPY	2	—
Citibank NA	10/3/2025	2,592,862	AUD	1,714,789	USD	3,656	—
Citibank NA	10/3/2025	3,500	CHF	3,268	GBP	—	(1)^
Citibank NA	10/3/2025	12,100	DKK	1,415	GBP	—	(0)^
Citibank NA	10/3/2025	20,000	EUR	3,470,476	JPY	1^	—
Citibank NA	10/3/2025	56,100	NOK	4,176	GBP	—	(0)^
Citibank NA	10/3/2025	371,195	NZD	215,219	USD	323	—
Citibank NA	10/3/2025	19,800	SEK	1,564	GBP	—	(0)^
Citibank NA	10/3/2025	4,928,048	USD	4,217,818	EUR	—	(28,191)
Citibank NA	10/3/2025	2,442	USD	19,000	HKD	—	(0)^
Citibank NA	10/3/2025	5,492,308	USD	806,200,842	JPY	32,809	—
Citibank NA	10/3/2025	4,820	USD	8,300	NZD	0^	—
Citibank NA	10/3/2025	4,499	USD	5,800	SGD	0^	—
Citibank NA	11/5/2025	471,535	USD	712,663	AUD	—	(1,009)
Citibank NA	11/5/2025	141,652	USD	243,995	NZD	—	(214)
Deutsche Bank AG	10/3/2025	1,168,776	CHF	1,466,648	USD	2,488	—
Deutsche Bank AG	10/3/2025	903,133,439	JPY	6,103,359	USD	12,557	—
Deutsche Bank AG	10/3/2025	7,019,059	NOK	703,233	USD	240	—
Deutsche Bank AG	10/3/2025	715,009	USD	7,192,690	NOK	—	(5,866)
Deutsche Bank AG	11/5/2025	825,665	USD	655,379	CHF	—	(1,411)
Deutsche Bank AG	11/5/2025	354,768	USD	3,540,319	NOK	—	(129)
Deutsche Bank AG	11/6/2025	4,037,082	USD	595,262,815	JPY	—	(8,336)
Goldman Sachs	10/3/2025	212,514	AUD	141,327	USD	—	(482)
Goldman Sachs	10/3/2025	15,034	AUD	9,845	USD	119	—
Goldman Sachs	10/3/2025	96,229	CHF	121,164	USD	—	(205)
Goldman Sachs	10/3/2025	6,767	CHF	8,459	USD	47	—
Goldman Sachs	10/3/2025	175,279	DKK	27,574	USD	19	—
Goldman Sachs	10/3/2025	15,362	DKK	2,404	USD	14	—
Goldman Sachs	10/3/2025	338,743	EUR	397,730	USD	317	—
Goldman Sachs	10/3/2025	24,755	EUR	28,913	USD	176	—
Goldman Sachs	10/3/2025	159,777	EUR	187,600	USD	150	—
Goldman Sachs	10/3/2025	217,058	GBP	294,336	USD	—	(2,120)
Goldman Sachs	10/3/2025	15,575	GBP	20,791	USD	177	—
Goldman Sachs	10/3/2025	76,237,461	JPY	518,906	USD	—	(2,635)
Goldman Sachs	10/3/2025	4,727,138	JPY	31,606	USD	406	—
Goldman Sachs	10/3/2025	668,079	NOK	67,620	USD	—	(663)
Goldman Sachs	10/3/2025	41,620	NOK	4,149	USD	22	—
Goldman Sachs	10/3/2025	31,687	NZD	18,904	USD	—	(505)
Goldman Sachs	10/3/2025	1,038	NZD	600	USD	3	—
Goldman Sachs	10/3/2025	595,928	SEK	63,985	USD	—	(619)
Goldman Sachs	10/3/2025	40,706	SEK	4,299	USD	29	—

See Notes to Financial Statements.

WisdomTree Trust    53

Schedule of Investments (unaudited) (concluded) WisdomTree International Multifactor Fund (DWMF) September 30, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	10/3/2025	80,411	SGD	62,812	USD	$ —	$ (434)
Goldman Sachs	10/3/2025	5,612	SGD	4,340	USD	14	—
Goldman Sachs	10/3/2025	700,730	USD	102,950,971	JPY	3,558	—
Goldman Sachs	10/3/2025	122,222	USD	204,866	NZD	3,262	—
Goldman Sachs	10/3/2025	103,792	USD	176,093	NZD	1,540	—
HSBC Holdings PLC	10/3/2025	963,295	SGD	746,891	USD	375	—
HSBC Holdings PLC	10/3/2025	1,721,517	USD	2,635,450	AUD	—	(25,153)
HSBC Holdings PLC	10/3/2025	3,602,185	USD	2,676,613	GBP	—	(1,228)
HSBC Holdings PLC	11/5/2025	739,323	USD	951,061	SGD	—	(375)
Morgan Stanley & Co. International	10/3/2025	2,676,084	DKK	420,931	USD	344	—
Morgan Stanley & Co. International	10/3/2025	4,025,997	EUR	4,727,293	USD	3,542	—
Morgan Stanley & Co. International	10/3/2025	2,669,243	GBP	3,589,299	USD	4,191	—
Morgan Stanley & Co. International	10/3/2025	6,619,654	SEK	703,593	USD	291	—
Morgan Stanley & Co. International	10/3/2025	416,004	USD	2,656,809	DKK	—	(2,236)
Morgan Stanley & Co. International	11/5/2025	128,891	USD	817,529	DKK	—	(105)
Morgan Stanley & Co. International	11/5/2025	1,900,178	USD	1,615,066	EUR	—	(1,419)
Morgan Stanley & Co. International	11/5/2025	1,011,344	USD	751,977	GBP	—	(1,182)
Morgan Stanley & Co. International	11/5/2025	342,007	USD	3,210,859	SEK	—	(144)
UBS AG	10/1/2025	4,603	USD	7,000	AUD	—	(36)
UBS AG	10/3/2025	1,472,704	USD	1,177,106	CHF	—	(6,902)
UBS AG	10/3/2025	712,126	USD	6,741,536	SEK	—	(4,718)
						$80,727	$(97,142)

^     Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	37,894,658	—	—		37,894,658
Preferred Stocks	228,525	—	—		228,525
Mutual Fund	—	12,794	—		12,794
Investment of Cash Collateral for Securities Loaned	—	376,290	—		376,290
Total Investments in Securities	$38,123,183	$389,084	$0		$38,512,267
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$80,727	$—		$80,727
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(97,142)	$—		$(97,142)
Total – Net	$38,123,183	$372,669	$0		$38,495,852

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

54    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree International Quality Dividend Growth Fund (IQDG) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.3%
Australia – 6.6%
Ampol Ltd.	131,402	$2,604,762
APA Group	784,602	4,617,554
BlueScope Steel Ltd.	100,348	1,509,012
Brambles Ltd.	284,250	4,671,989
Breville Group Ltd.(a)	27,183	540,106
Cochlear Ltd.	7,991	1,478,917
Codan Ltd.	35,353	691,659
Domino's Pizza Enterprises Ltd.(a)	21,328	190,541
Glencore PLC*	2,119,472	9,747,008
GrainCorp Ltd., Class A	72,331	431,436
IDP Education Ltd.	68,843	299,761
Netwealth Group Ltd.	34,084	663,896
Pinnacle Investment Management Group Ltd.	39,047	464,517
Pro Medicus Ltd.	2,886	589,665
REA Group Ltd.	10,781	1,650,948
Sonic Healthcare Ltd.	157,381	2,236,283
Technology One Ltd.	28,143	717,347
Wesfarmers Ltd.	251,559	15,341,637
WiseTech Global Ltd.	10,674	638,446
Total Australia		49,085,484
Austria – 0.5%
Kontron AG	27,273	876,772
Mondi PLC	129,937	1,791,260
Wienerberger AG	35,407	1,140,760
Total Austria		3,808,792
Belgium – 0.9%
Fagron	20,783	483,028
Kinepolis Group NV	7,224	271,622
Melexis NV	18,191	1,441,705
Solvay SA	53,507	1,698,766
Syensqo SA	22,212	1,793,008
Tessenderlo Group SA	20,944	636,148
Total Belgium		6,324,277
Brazil – 0.2%
Yara International ASA	33,182	1,212,507
Canada — 0.1%
Champion Iron Ltd.	164,061	507,776
Chile – 0.4%
Antofagasta PLC	82,658	3,061,267
China – 0.6%
Prosus NV*	68,705	4,838,858
Denmark – 3.4%
Chemometec AS	4,257	418,141
Coloplast AS, Class B	38,847	3,320,413
DSV AS	6,788	1,351,125
Novo Nordisk AS, Class B	298,978	16,220,056
Novonesis Novozymes, Class B	36,793	2,253,519
Pandora AS	12,395	1,616,298
Total Denmark		25,179,552
Investments	Shares	Value
Faroe Islands – 0.1%
Bakkafrost P/F	12,745	$584,253
Finland – 1.1%
Hiab OYJ, Class B	7,871	458,907
Kone OYJ, Class B	113,816	7,756,559
Total Finland		8,215,466
France – 5.4%
Airbus SE	77,476	17,970,167
BioMerieux	9,047	1,209,719
FDJ UNITED	77,563	2,597,391
Gaztransport & Technigaz SA	11,354	2,102,533
Hermes International SCA	5,960	14,587,246
Ipsen SA	9,008	1,202,388
Vivendi SE*	166,335	585,940
Total France		40,255,384
Georgia – 0.2%
TBC Bank Group PLC	20,665	1,264,431
Germany – 11.5%
AIXTRON SE	30,914	535,778
Daimler Truck Holding AG	322,764	13,281,252
Dermapharm Holding SE	16,590	634,505
Deutsche Post AG, Registered Shares	448,687	20,002,238
Fielmann Group AG	17,021	1,027,983
HochTief AG	21,318	5,706,081
Hugo Boss AG	22,805	1,083,625
Knorr-Bremse AG	28,719	2,694,524
Krones AG	1,702	247,981
Nemetschek SE	5,729	745,858
Rheinmetall AG	3,569	8,322,148
SAP SE	96,981	25,969,810
Schott Pharma AG & Co. KGaA(a)	12,079	299,469
Sixt SE	11,169	1,080,726
Stroeer SE & Co. KGaA	18,334	816,459
Suedzucker AG(a)	143,280	1,576,635
Wacker Neuson SE	30,871	798,015
Total Germany		84,823,087
Hong Kong – 0.7%
Pacific Basin Shipping Ltd.	955,000	308,088
SUNeVision Holdings Ltd.	858,000	757,604
Techtronic Industries Co. Ltd.	248,000	3,173,153
VTech Holdings Ltd.	139,900	1,127,414
Total Hong Kong		5,366,259
Ireland – 0.1%
Kingspan Group PLC	7,289	606,372
Israel – 0.8%
Camtek Ltd.*	7,095	742,897
Hilan Ltd.	4,264	329,916
Matrix IT Ltd.	26,136	921,702
Newmed Energy LP	697,484	3,682,192
Sapiens International Corp. NV	9,052	389,646
Total Israel		6,066,353
See Notes to Financial Statements.

WisdomTree Trust    55

Schedule of Investments (unaudited) (continued) WisdomTree International Quality Dividend Growth Fund (IQDG) September 30, 2025
Investments	Shares	Value
Italy – 2.2%
Amplifon SpA	26,911	$438,101
Brunello Cucinelli SpA	6,788	741,759
Carel Industries SpA(b)	10,256	269,335
DiaSorin SpA	7,312	648,837
Ferrari NV	8,548	4,134,068
Maire SpA	45,913	679,742
Moncler SpA	52,659	3,085,672
PRADA SpA	425,000	2,556,424
Prysmian SpA	21,194	2,096,330
Reply SpA	2,468	351,468
Sesa SpA	3,309	335,930
Technogym SpA(b)	62,585	1,061,879
Total Italy		16,399,545
Japan – 18.2%
Advantest Corp.	32,800	3,253,682
Asics Corp.	55,500	1,455,097
Capcom Co. Ltd.	55,700	1,517,291
Chugai Pharmaceutical Co. Ltd.	166,700	7,278,204
Cosmo Energy Holdings Co. Ltd.	52,800	1,280,271
Create Restaurants Holdings, Inc.	61,400	321,790
CyberAgent, Inc.	75,300	905,527
Daifuku Co. Ltd.	45,600	1,464,474
Daiichi Sankyo Co. Ltd.	199,500	4,478,061
Dentsu Soken, Inc.	18,500	812,980
Dexerials Corp.	43,800	675,158
Dip Corp.	17,300	272,353
Disco Corp.	9,300	2,928,822
Financial Partners Group Co. Ltd.	37,800	608,905
Food & Life Cos. Ltd.	18,600	974,427
Fujikura Ltd.	25,300	2,476,294
Fujimi, Inc.	35,600	522,122
Fujitsu Ltd.	169,100	3,989,196
Future Corp.	24,500	385,039
GMO Payment Gateway, Inc.	12,300	691,019
Goldwin, Inc.(a)	36,000	614,037
Hoya Corp.	18,700	2,592,562
Internet Initiative Japan, Inc.	23,500	416,662
Japan Material Co. Ltd.	25,400	314,394
Justsystems Corp.	15,000	487,016
Kakaku.com, Inc.	42,200	725,502
Kasumigaseki Capital Co. Ltd.(a)	6,800	442,022
Katitas Co. Ltd.	20,400	387,184
Keyence Corp.	10,300	3,848,421
Kobayashi Pharmaceutical Co. Ltd.	18,600	676,066
Kobe Bussan Co. Ltd.	18,500	509,084
Kotobuki Spirits Co. Ltd.(a)	33,300	409,246
Lasertec Corp.	10,200	1,402,384
Macnica Holdings, Inc.	73,800	1,025,909
Meiko Electronics Co. Ltd.	9,000	599,045
Investments	Shares	Value
Micronics Japan Co. Ltd.(a)	12,200	$485,737
MonotaRO Co. Ltd.	18,400	268,615
Morinaga Milk Industry Co. Ltd.	25,200	591,074
Murata Manufacturing Co. Ltd.	324,600	6,188,247
Nextage Co. Ltd.	35,700	570,968
Nihon Kohden Corp.	45,900	525,402
Nihon M&A Center Holdings, Inc.	155,100	793,222
Nintendo Co. Ltd.	242,400	21,017,246
Nippon Steel Corp.(a)	2,174,000	8,972,157
Nomura Research Institute Ltd.	57,800	2,220,262
NSD Co. Ltd.(a)	18,500	435,677
Olympus Corp.	75,700	959,032
Oracle Corp.	17,300	1,768,832
PAL GROUP Holdings Co. Ltd.	35,800	608,444
Pan Pacific International Holdings Corp.	182,000	1,201,544
Recruit Holdings Co. Ltd.	40,300	2,172,928
Riken Keiki Co. Ltd.	13,500	285,659
Rorze Corp.	19,300	290,575
Round One Corp.	63,600	562,855
Sanrio Co. Ltd.(a)	21,100	993,101
SCREEN Holdings Co. Ltd.(a)	22,900	2,087,104
Shin-Etsu Chemical Co. Ltd.	305,900	10,052,021
Simplex Holdings, Inc.	18,500	544,283
SMS Co. Ltd.	5,500	58,059
Socionext, Inc.(a)	37,300	704,655
Sysmex Corp.	56,000	691,824
Tokyo Electron Ltd.	86,000	15,349,968
Tokyo Ohka Kogyo Co. Ltd.	22,100	725,468
Towa Corp.	23,000	332,810
Ulvac, Inc.	17,500	764,177
Yaskawa Electric Corp.	30,000	641,297
ZOZO, Inc.	166,700	1,535,105
Total Japan		135,138,594
Netherlands – 7.2%
ASM International NV	2,305	1,383,438
ASML Holding NV	28,728	27,952,841
Corbion NV	21,368	411,259
Fugro NV	534	5,700
Heineken Holding NV	63,815	4,375,235
Koninklijke KPN NV	1,384,860	6,650,408
Universal Music Group NV	309,096	8,919,891
Wolters Kluwer NV	26,812	3,659,201
Total Netherlands		53,357,973
Norway – 1.2%
Aker ASA, Class A	28,423	2,230,473
Borregaard ASA	17,270	336,130
Europris ASA(b)	87,319	885,634
Kongsberg Gruppen ASA	81,673	2,610,756
Mowi ASA	137,606	2,907,188
Total Norway		8,970,181

See Notes to Financial Statements.

56    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Quality Dividend Growth Fund (IQDG) September 30, 2025
Investments	Shares	Value
Portugal – 0.8%
Corticeira Amorim SGPS SA	64,906	$549,104
Jeronimo Martins SGPS SA	209,249	5,089,458
Total Portugal		5,638,562
Singapore – 0.0%
iFAST Corp. Ltd.	55,600	382,541
Spain – 5.0%
Amadeus IT Group SA	65,830	5,221,141
Industria de Diseno Textil SA	558,432	30,819,716
Laboratorios Farmaceuticos Rovi SA	8,739	597,103
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	256,927	389,437
Total Spain		37,027,397
Sweden – 5.1%
AddTech AB, Class B	13,708	444,831
Atlas Copco AB, Class A	389,588	6,582,124
Axfood AB	60,704	1,885,322
Beijer Ref AB	20,574	320,802
BioGaia AB, Class B	35,633	406,149
Bravida Holding AB(b)	51,354	500,976
Epiroc AB, Class A	108,688	2,292,767
Epiroc AB, Class B	52,031	981,414
EQT AB	121,381	4,202,151
Evolution AB(a)(b)	54,991	4,522,019
Hemnet Group AB	7,582	190,898
Indutrade AB	20,322	466,288
JM AB	25,519	381,221
Lifco AB, Class B	14,981	506,211
Lindab International AB	5,124	107,982
New Wave Group AB, Class B	40,971	478,752
Paradox Interactive AB	27,096	504,173
Sandvik AB	264,936	7,374,748
Sectra AB, Class B	14,379	477,307
Securitas AB, Class B	138,375	2,083,327
SkiStar AB	25,276	423,278
Sweco AB, Class B	34,979	583,163
Thule Group AB(b)	32,577	798,743
Trelleborg AB, Class B	26,332	981,315
Truecaller AB, Class B	62,479	275,556
Vitec Software Group AB, Class B	6,376	224,666
Total Sweden		37,996,183
Switzerland – 6.4%
Belimo Holding AG, Registered Shares	1,084	1,132,842
Clariant AG, Registered Shares*	103,262	953,906
Comet Holding AG, Registered Shares	1,173	283,649
Geberit AG, Registered Shares	6,145	4,612,322
Investments	Shares	Value
Georg Fischer AG, Registered Shares	9,916	$772,068
Huber & Suhner AG, Registered Shares	2,609	447,267
Logitech International SA, Registered Shares	22,115	2,412,040
Lonza Group AG, Registered Shares	4,290	2,842,566
SFS Group AG	7,995	1,073,168
Sika AG, Registered Shares	16,603	3,695,584
Sonova Holding AG, Registered Shares	6,471	1,761,602
Stadler Rail AG	21,716	529,219
Straumann Holding AG, Registered Shares	9,134	974,645
Sulzer AG, Registered Shares	5,920	1,002,974
UBS Group AG, Registered Shares	566,449	23,144,922
VAT Group AG(b)	3,888	1,536,338
Total Switzerland		47,175,112
United Kingdom – 9.0%
Admiral Group PLC	94,599	4,268,903
Ashtead Group PLC	39,903	2,667,169
Auto Trader Group PLC(b)	43,331	459,791
B&M European Value Retail SA	611,678	2,155,025
Barratt Redrow PLC	322,197	1,691,222
Bellway PLC	29,441	972,642
Bytes Technology Group PLC	16,473	87,953
Compass Group PLC	216,409	7,368,005
Croda International PLC	23,095	840,718
Greggs PLC	8,509	183,742
Hays PLC	43,416	32,848
Howden Joinery Group PLC	84,239	956,586
Imperial Brands PLC	413,751	17,590,450
Inchcape PLC	106,794	995,617
InterContinental Hotels Group PLC	12,739	1,539,030
Intertek Group PLC	16,595	1,054,943
JD Sports Fashion PLC	157,026	201,461
Kainos Group PLC	119	1,513
Man Group PLC	368,070	883,997
MONY Group PLC	179,743	479,602
Next PLC	20,233	3,370,787
Persimmon PLC	75,128	1,172,225
RELX PLC	235,183	11,262,001
Renishaw PLC	10,003	481,429
Rightmove PLC	67,054	639,664
RS Group PLC	43,497	332,901
Sage Group PLC	128,986	1,910,122
Savills PLC	36,584	469,857
Softcat PLC	30,852	655,415
Spectris PLC	10,963	605,117
Spirax Group PLC	4,984	457,267
Telecom Plus PLC	23,456	591,765
Total United Kingdom		66,379,767

See Notes to Financial Statements.

WisdomTree Trust    57

Schedule of Investments (unaudited) (concluded) WisdomTree International Quality Dividend Growth Fund (IQDG) September 30, 2025
Investments	Shares	Value
United States – 11.6%
Acerinox SA	166,692	$2,174,080
BP PLC	6,579,051	37,708,884
CSL Ltd.	48,157	6,325,760
Experian PLC	60,648	3,038,915
GSK PLC	1,296,381	27,479,010
Roche Holding AG, Bearer Shares	26,407	9,034,105
Total United States		85,760,754
TOTAL COMMON STOCKS (Cost: $622,195,508)		735,426,727
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c) (Cost: $102,690)	102,690	102,690
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.1%
United States – 2.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(c)	11,931,515	$11,931,515
WisdomTree Government Money Market Digital Fund, 3.97%(c)(d)	3,400,000	3,400,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $15,331,515)		15,331,515
TOTAL INVESTMENTS IN SECURITIES – 101.4% (Cost: $637,629,713)		750,860,932
Other Liabilities less Assets – (1.4)%		(10,322,847)
NET ASSETS – 100.0%		$740,538,085

*    Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $12,631,807 and the total market value of the collateral held by the Fund was $21,804,414. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,472,899.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2025.

(d)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Securities Lending Income
WisdomTree Government Money Market Digital Fund	$—	$3,400,000	$—	$—	$—	$3,400,000	$315

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$735,426,727	$—	$—	$735,426,727
Mutual Fund	—	102,690	—	102,690
Investment of Cash Collateral for Securities Loaned	—	15,331,515	—	15,331,515
Total Investments in Securities	$735,426,727	$15,434,205	$—	$750,860,932

See Notes to Financial Statements.

58    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 98.9%
Australia – 8.9%
Accent Group Ltd.	710,259	$621,356
Acrow Ltd.	731,110	525,729
Adairs Ltd.	322,292	546,813
Amotiv Ltd.	119,232	702,497
AMP Ltd.	1,508,869	1,660,004
ARB Corp. Ltd.	34,269	875,766
AUB Group Ltd.	56,864	1,233,483
Aussie Broadband Ltd.	166,176	636,569
Australian Clinical Labs Ltd.	245,552	390,575
Australian Ethical Investment Ltd.	182,415	869,239
Autosports Group Ltd.	383,933	834,601
Beacon Lighting Group Ltd.	197,905	424,963
Bega Cheese Ltd.	153,976	529,627
Bisalloy Steel Group Ltd.	207,204	731,939
Cedar Woods Properties Ltd.	182,560	943,735
Centuria Capital Group	939,074	1,375,440
Codan Ltd.	100,198	1,960,311
Collins Foods Ltd.	110,215	790,347
Corporate Travel Management Ltd.*	81,192	864,726
Cromwell Property Group	3,825,522	1,153,591
Dalrymple Bay Infrastructure Ltd.	908,291	2,630,608
Data#3 Ltd.	138,889	845,007
Dicker Data Ltd.	222,846	1,448,850
Domino’s Pizza Enterprises Ltd.	57,900	517,271
Downer EDI Ltd.	401,951	1,963,316
Elders Ltd.	184,816	912,526
EQT Holdings Ltd.	26,258	416,267
EVT Ltd.	131,232	1,136,750
G8 Education Ltd.	948,606	531,242
GR Engineering Services Ltd.	560,548	1,463,722
GrainCorp Ltd., Class A	177,052	1,056,071
Growthpoint Properties Australia Ltd.	1,021,986	1,740,715
GWA Group Ltd.	578,337	973,564
Hansen Technologies Ltd.	169,790	660,541
Helia Group Ltd.	457,915	1,754,132
Helloworld Travel Ltd.	329,125	374,089
Horizon Oil Ltd.	3,924,861	572,264
Iluka Resources Ltd.	166,634	699,064
Imdex Ltd.	244,363	545,777
Infomedia Ltd.	530,752	590,950
Ingenia Communities Group	265,222	956,221
Inghams Group Ltd.	562,303	942,845
Integral Diagnostics Ltd.	380,206	692,949
IPD Group Ltd.(a)	139,345	365,709
IPH Ltd.	370,605	876,858
IVE Group Ltd.	514,658	958,461
Johns Lyng Group Ltd.	151,624	396,931
Jumbo Interactive Ltd.	56,963	405,081
Investments	Shares	Value
Kogan.com Ltd.	152,919	$343,566
Lindsay Australia Ltd.	805,367	349,611
Lovisa Holdings Ltd.	92,714	2,297,473
Lycopodium Ltd.	89,799	703,459
Maas Group Holdings Ltd.(a)	133,026	389,680
Macmahon Holdings Ltd.	2,751,789	729,499
Mader Group Ltd.	98,104	538,352
Magellan Financial Group Ltd.	210,315	1,339,502
Metcash Ltd.	1,260,515	3,174,543
Monadelphous Group Ltd.	77,165	1,150,675
Monash IVF Group Ltd.(a)	699,008	310,389
Myer Holdings Ltd.	839,039	266,915
MyState Ltd.	451,280	1,286,069
nib holdings Ltd.	436,346	2,145,777
Nick Scali Ltd.	108,741	1,683,510
NRW Holdings Ltd.	598,625	1,836,900
Objective Corp. Ltd.	43,957	582,067
oOh!media Ltd.	603,721	596,173
Orora Ltd.	1,017,928	1,403,234
Paragon Care Ltd.^(a)	1,446,914	273,298
Perenti Ltd.	1,106,450	2,060,572
Perpetual Ltd.	130,033	1,614,139
Perseus Mining Ltd.	537,184	1,744,491
Pinnacle Investment Management Group Ltd.	142,773	1,698,479
Platinum Asset Management Ltd.	1,103,587	490,039
Propel Funeral Partners Ltd.	79,182	268,162
PWR Holdings Ltd.	50,937	262,303
Ramelius Resources Ltd.	765,281	1,967,897
Redox Ltd.	514,614	972,022
Regal Partners Ltd.(a)	285,110	557,422
Regis Healthcare Ltd.	233,236	930,554
Ridley Corp. Ltd.	441,532	883,728
Service Stream Ltd.	670,004	1,025,744
Shaver Shop Group Ltd.	418,033	394,798
SmartGroup Corp. Ltd.	145,991	772,109
Southern Cross Electrical Engineering Ltd.	396,410	535,950
SRG Global Ltd.	1,027,398	1,320,961
Stanmore Resources Ltd.	1,040,035	1,468,173
Tasmea Ltd.	256,590	770,349
Universal Store Holdings Ltd.	128,310	750,030
Ventia Services Group Pty. Ltd.	939,775	3,182,690
Vulcan Steel Ltd.	97,251	452,461
Waypoint REIT Ltd.	804,947	1,440,392
Westgold Resources Ltd.	214,555	637,039
Total Australia		91,700,288
Austria – 0.4%
Kontron AG(a)	48,875	1,571,233
Oesterreichische Post AG(a)	50,372	1,751,938
SBO AG(a)	33,553	1,052,641
Total Austria		4,375,812

See Notes to Financial Statements.

WisdomTree Trust    59

Schedule of Investments (unaudited) (continued) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2025
Investments	Shares	Value
Belgium – 1.5%
Barco NV	89,893	$1,428,040
Bekaert SA	55,197	2,522,916
Cofinimmo SA	70,705	6,131,183
Deceuninck NV	167,124	403,542
Fagron	39,142	909,719
Ion Beam Applications	23,644	292,819
Kinepolis Group NV	13,590	510,984
Recticel SA	44,591	468,406
Tessenderlo Group SA	51,705	1,570,474
Xior Student Housing NV(a)	46,877	1,611,104
Total Belgium		15,849,187
Canada – 0.1%
Champion Iron Ltd.	347,745	1,076,285
China – 0.4%
KLN Logistics Group Ltd.	1,086,500	1,033,379
Morimatsu International Holdings Co. Ltd.	801,000	1,131,431
VSTECS Holdings Ltd.	1,678,000	2,318,454
Total China		4,483,264
Denmark – 1.4%
Cementir Holding NV	137,053	2,286,729
Chemometec AS	7,963	782,161
Matas AS	23,737	485,740
Sydbank AS	133,396	10,719,471
Total Denmark		14,274,101
Finland – 2.2%
Aktia Bank OYJ	52,508	616,969
Anora Group OYJ	166,272	589,039
Harvia OYJ	13,221	535,169
Kamux Corp.(a)	127,388	299,362
Lassila & Tikanoja OYJ	30,194	370,390
Mandatum OYJ	694,929	4,660,818
Marimekko OYJ	45,151	664,216
Nokian Renkaat OYJ(a)	176,688	1,597,546
Oma Saastopankki OYJ(a)	48,562	653,912
Outokumpu OYJ	684,856	3,112,601
Puuilo OYJ	113,993	1,987,696
Raisio OYJ, Class V	240,985	693,735
Sanoma OYJ	86,068	1,080,067
Talenom OYJ(a)	72,956	298,746
Terveystalo OYJ(b)	85,687	1,018,904
TietoEVRY OYJ	182,191	3,296,746
Tokmanni Group Corp.(a)	98,736	1,053,994
Total Finland		22,529,910
France – 2.7%
ABC arbitrage	115,757	795,685
Bonduelle SCA(a)	50,950	490,903
Catana Group(a)	64,036	242,280
Cie des Alpes	72,498	1,814,443
Coface SA	279,826	5,217,984
Investments	Shares	Value
Derichebourg SA	136,319	$842,519
Etablissements Maurel & Prom SA	247,970	1,422,443
Fnac Darty SA	15,438	529,678
GL Events SACA	29,941	1,090,601
IPSOS SA	46,053	2,048,690
Manitou BF SA	49,346	1,081,936
Mersen SA	29,786	878,463
Metropole Television SA	135,668	2,034,070
Opmobility	204,678	3,285,184
Quadient SA	37,565	578,219
Television Francaise 1 SA	198,283	2,016,463
Vicat SACA	53,987	3,787,052
Total France		28,156,613
Georgia – 0.9%
Lion Finance Group PLC	45,853	4,722,315
TBC Bank Group PLC	70,715	4,326,844
Total Georgia		9,049,159
Germany – 3.2%
7C Solarparken AG^	85,140	166,666
AIXTRON SE	76,564	1,326,950
Bilfinger SE	37,716	4,152,437
Cancom SE	37,704	1,158,502
Dermapharm Holding SE	33,944	1,298,230
Deutz AG	151,287	1,593,638
Duerr AG	50,220	1,177,809
ElringKlinger AG(a)	45,212	244,371
GFT Technologies SE(a)	20,127	429,943
Hamborner REIT AG	100,404	670,096
Indus Holding AG(a)	36,539	931,653
Instone Real Estate Group SE(b)	47,950	483,971
Jenoptik AG	16,297	328,979
Lanxess AG	13,665	338,789
M1 Kliniken AG	29,013	487,491
MLP SE	83,204	727,369
Norma Group SE(a)	28,902	484,267
PNE AG(a)	24,688	382,911
RENK Group AG	38,852	3,999,492
SAF-Holland SE	78,414	1,361,777
Sirius Real Estate Ltd.	2,382,518	3,135,297
SMA Solar Technology AG^(a)	39,735	1,004,739
Suedzucker AG(a)	416,199	4,579,801
Wacker Neuson SE(a)	84,933	2,195,518
Total Germany		32,660,696
Hong Kong – 3.9%
Cafe de Coral Holdings Ltd.(a)	1,176,000	976,423
Dah Sing Banking Group Ltd.	910,800	1,147,221
Dah Sing Financial Holdings Ltd.	423,029	1,847,530
Guotai Junan International Holdings Ltd.(a)	5,507,000	3,178,041
Hang Lung Group Ltd.	1,901,000	3,581,906
Hutchison Telecommunications Hong Kong Holdings Ltd.	6,226,000	880,238
See Notes to Financial Statements.

60    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2025
Investments	Shares	Value
Johnson Electric Holdings Ltd.(a)	1,003,000	$5,246,787
Luk Fook Holdings International Ltd.	961,000	3,075,536
Nissin Foods Co. Ltd.(a)	1,218,000	1,086,438
Pacific Basin Shipping Ltd.	4,009,000	1,293,326
Stella International Holdings Ltd.	1,790,500	3,534,790
SUNeVision Holdings Ltd.(a)	1,637,000	1,445,451
Swire Pacific Ltd., Class B	2,387,500	3,584,135
United Laboratories International Holdings Ltd.(a)	1,846,000	3,563,688
Vitasoy International Holdings Ltd.	470,000	509,845
Viva Goods Company Ltd.^	6,960,000	545,679
VTech Holdings Ltd.	581,000	4,682,111
Total Hong Kong		40,179,145
Indonesia – 0.9%
Bumitama Agri Ltd.	1,026,400	899,653
First Pacific Co. Ltd.	5,974,000	5,013,909
First Resources Ltd.	1,253,100	1,632,957
Nickel Industries Ltd.	4,185,268	1,969,388
Total Indonesia		9,515,907
Ireland – 0.5%
C&C Group PLC(a)	271,991	505,312
Cairn Homes PLC	643,541	1,448,803
Dalata Hotel Group PLC	166,250	1,250,200
Kenmare Resources PLC	230,993	973,350
Origin Enterprises PLC	150,757	690,844
Uniphar PLC	133,430	617,714
Total Ireland		5,486,223
Israel – 6.6%
Altshuler Shaham Finance Ltd.	476,927	1,153,518
Amot Investments Ltd.	527,911	3,956,736
Ashdod Refinery Ltd.^(a)	43,807	742,597
AudioCodes Ltd.(a)	41,147	395,838
Aura Investments Ltd.(a)	76,330	507,172
Automatic Bank Services Ltd.(a)	93,761	661,876
Electra Real Estate Ltd.^(a)	35,888	544,920
Energix-Renewable Energies Ltd.	259,903	1,123,480
FIBI Holdings Ltd.	47,002	3,576,904
Fox Wizel Ltd.	11,866	1,259,337
Gav-Yam Lands Corp. Ltd.(a)	47,776	568,366
Harel Insurance Investments & Financial Services Ltd.	266,093	8,989,247
Hilan Ltd.	10,443	808,001
IDI Insurance Co. Ltd.	30,518	1,888,264
Israel Canada TR Ltd.(a)	134,602	596,103
Isramco Negev 2 LP	2,697,625	2,010,459
Magic Software Enterprises Ltd.	65,719	1,339,247
Matrix IT Ltd.	61,932	2,184,071
Max Stock Ltd.	223,188	1,395,812
Maytronics Ltd.^(a)	218,060	306,281
Mediterranean Towers Ltd.	242,282	995,237
Investments	Shares	Value
Mega Or Holdings Ltd.	26,168	$1,421,080
MENIF – Financial Services Ltd.	93,471	584,282
Menora Mivtachim Holdings Ltd.	60,754	5,977,009
Migdal Insurance & Financial Holdings Ltd.	277,227	964,231
Mivne Real Estate KD Ltd.	308,841	1,207,878
Next Vision Stabilized Systems Ltd.	58,286	2,646,557
Oil Refineries Ltd.	7,117,180	1,926,066
One Software Technologies Ltd.	63,728	1,560,453
Plus500 Ltd.	124,372	5,391,434
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	22,597	2,088,350
Ratio Energies Finance LP	418,783	576,421
Retailors Ltd.	42,212	819,706
Sapiens International Corp. NV	21,426	922,288
Shufersal Ltd.	113,810	1,343,947
Sisram Medical Ltd.(b)	775,200	549,985
Strauss Group Ltd.	91,555	2,594,359
Tamar Petroleum Ltd.(b)	111,734	1,538,943
Tel Aviv Stock Exchange Ltd.	41,041	949,030
Total Israel		68,065,485
Italy – 4.1%
Alerion Cleanpower SpA	46,045	1,043,103
Arnoldo Mondadori Editore SpA	445,976	1,124,027
Ascopiave SpA	280,768	1,004,553
Banca IFIS SpA	108,930	2,887,516
Cairo Communication SpA^	325,085	1,063,800
Carel Industries SpA(b)	35,128	922,505
d’Amico International Shipping SA(a)	167,755	853,890
Danieli & C Officine Meccaniche SpA	20,248	1,034,926
Danieli & C Officine Meccaniche SpA, RSP	20,142	727,045
Datalogic SpA	78,583	421,971
El.En. SpA(a)	45,809	611,458
Enav SpA(b)	863,892	4,387,145
Ferretti SpA(a)	261,672	828,309
Fiera Milano SpA	110,659	947,877
IMMSI SpA	845,177	587,905
Industrie De Nora SpA	44,183	383,392
Intercos SpA	38,988	553,396
Italian Sea Group SpA(a)	91,506	547,274
Iveco Group NV	130,525	2,815,048
Maire SpA	264,799	3,920,348
MARR SpA(a)	79,349	858,695
MFE-MediaForEurope NV, Class A(a)	542,813	2,026,945
Orsero SpA	32,736	730,062
OVS SpA(b)	224,777	1,106,633
Piaggio & C SpA(a)	601,831	1,384,602
RAI Way SpA(b)	406,442	2,879,743
Sanlorenzo SpA(a)	21,252	877,734
Sesa SpA	6,835	693,889
Sogefi SpA	405,804	1,242,115
Technogym SpA(b)	164,813	2,796,382

See Notes to Financial Statements.

WisdomTree Trust    61

Schedule of Investments (unaudited) (continued) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2025
Investments	Shares	Value
Wiit SpA	20,918	$477,809
Zignago Vetro SpA(a)	121,271	1,112,873
Total Italy		42,852,970
Japan – 28.2%
77 Bank Ltd./The(a)	37,500	1,569,472
ADEKA Corp.	42,601	952,202
Ai Holdings Corp.	34,400	652,665
Aica Kogyo Co. Ltd.	63,500	1,601,205
Aisan Industry Co. Ltd.	59,300	753,672
AIT Corp.	34,300	496,785
Alinco, Inc.	3,700	27,609
Alleanza Holdings Co. Ltd.	19,900	143,370
Alps Alpine Co. Ltd.(a)	82,800	1,052,065
Amano Corp.	58,800	1,671,810
and ST HD Co. Ltd.	20,100	408,029
Anritsu Corp.	61,800	789,003
AOKI Holdings, Inc.	40,600	488,514
Aoyama Trading Co. Ltd.	48,500	800,315
Arcs Co. Ltd.	38,700	828,060
ARE Holdings, Inc.	59,400	864,344
Ariake Japan Co. Ltd.	12,800	515,692
Artience Co. Ltd.	22,200	470,501
As One Corp.	23,300	387,321
Asanuma Corp.	137,500	796,967
ASKUL Corp.	30,200	320,639
Autobacs Seven Co. Ltd.	38,503	421,047
AZ-COM MARUWA Holdings, Inc.	35,700	258,410
Bando Chemical Industries Ltd.	64,400	856,428
Baroque Japan Ltd.(a)	87,600	458,508
Bunka Shutter Co. Ltd.	50,800	784,952
C Uyemura & Co. Ltd.	8,300	657,548
Canon Electronics, Inc.	19,800	366,009
Casio Computer Co. Ltd.	137,700	1,133,786
Central Glass Co. Ltd.	13,800	306,023
Chori Co. Ltd.	23,100	615,489
Chugin Financial Group, Inc.	120,600	1,781,828
Chugoku Electric Power Co., Inc.(a)	213,100	1,216,828
Chugoku Marine Paints Ltd.	46,300	1,123,916
Citizen Watch Co. Ltd.(a)	167,000	1,134,177
Computer Engineering & Consulting Ltd.	15,100	244,160
Daicel Corp.	195,500	1,786,419
Dai-Dan Co. Ltd.	25,200	1,056,221
Daido Steel Co. Ltd.	141,755	1,227,164
Daiei Kankyo Co. Ltd.	24,700	559,444
Daihen Corp.	12,800	713,302
Daiichikosho Co. Ltd.	46,400	525,470
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,800	338,017
Daio Paper Corp.(a)	38,500	232,275
Daiseki Co. Ltd.	12,800	296,415
Daishi Hokuetsu Financial Group, Inc.	123,540	1,200,392
Investments	Shares	Value
Daiwabo Holdings Co. Ltd.	44,400	$887,639
DCM Holdings Co. Ltd.	56,100	608,920
Denka Co. Ltd.(a)	40,000	618,479
Dentsu Soken, Inc.	20,500	900,870
Dexerials Corp.	64,400	992,698
DIC Corp.	39,500	976,233
Dip Corp.	17,500	275,502
Dowa Holdings Co. Ltd.	20,800	760,256
DTS Corp.	104,000	922,504
Eagle Industry Co. Ltd.	46,300	822,324
Earth Corp.	12,800	447,222
EDION Corp.(a)	40,800	598,111
Eiken Chemical Co. Ltd.	9,700	157,239
Elecom Co. Ltd.	32,400	404,986
en, Inc./Japan	14,000	154,613
ES-Con Japan Ltd.(a)	90,100	629,605
Exedy Corp.(a)	20,800	732,370
EXEO Group, Inc.	120,000	1,740,461
Ezaki Glico Co. Ltd.	16,700	572,517
Feed One Co. Ltd.	29,300	224,782
Financial Partners Group Co. Ltd.	90,400	1,456,218
Food & Life Cos. Ltd.	15,100	791,067
FP Corp.	15,900	270,984
FP Partner, Inc.(a)	6,200	90,805
France Bed Holdings Co. Ltd.	31,000	270,359
Fudo Tetra Corp.	25,600	464,210
Fuji Corp. Ltd.	85,300	468,418
Fuji Oil Co. Ltd.	24,600	597,822
Fuji Pharma Co. Ltd.	42,400	443,853
Fuji Seal International, Inc.	35,500	684,833
Fujimi, Inc.	32,923	482,860
Fujitec Co. Ltd.	46,800	1,789,482
Fukuda Denshi Co. Ltd.	12,700	579,598
Fukuyama Transporting Co. Ltd.	13,500	336,392
Funai Soken Holdings, Inc.	30,600	535,399
Furukawa Electric Co. Ltd.	16,500	1,018,032
Furyu Corp.	22,600	168,790
Futaba Industrial Co. Ltd.	41,200	268,371
Future Corp.	38,500	605,061
Gecoss Corp.	76,200	716,673
Glory Ltd.	30,477	755,915
Godo Steel Ltd.	16,600	447,358
Goldwin, Inc.(a)	41,400	706,142
GS Yuasa Corp.	34,300	812,879
Gunma Bank Ltd.	232,500	2,599,951
H2O Retailing Corp.	42,800	629,169
Hakuto Co. Ltd.(a)	26,900	704,899
Hanwa Co. Ltd.	24,200	1,032,332
Happinet Corp.(a)	12,700	593,358
Hazama Ando Corp.	136,400	1,546,085
Heiwa Corp.	53,319	759,611

See Notes to Financial Statements.

62    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2025
Investments	Shares	Value
Heiwa Real Estate Co. Ltd.(a)	35,700	$570,968
Hirogin Holdings, Inc.	155,300	1,520,559
Hochiki Corp.	22,700	602,526
Hogy Medical Co. Ltd.	12,800	465,423
Hokkaido Electric Power Co., Inc.(a)	68,200	500,584
Hokkaido Gas Co. Ltd.	104,200	484,011
Horiba Ltd.	23,200	1,969,922
House Foods Group, Inc.	42,600	836,654
HU Group Holdings, Inc.	40,300	931,879
Hyakujushi Bank Ltd.	21,400	746,250
Ichibanya Co. Ltd.	72,600	461,108
Ichigo, Inc.	154,800	442,331
IDOM, Inc.	48,900	348,328
Iino Kaiun Kaisha Ltd.	108,800	872,257
Inaba Denki Sangyo Co. Ltd.	43,900	1,250,846
Inabata & Co. Ltd.	38,700	914,534
Itochu Enex Co. Ltd.	77,301	1,035,321
Itoham Yonekyu Holdings, Inc.	41,300	1,591,204
IwaiCosmo Holdings, Inc.	15,400	283,631
Izumi Co. Ltd.	26,800	592,491
JAC Recruitment Co. Ltd.	153,400	1,124,909
Japan Aviation Electronics Industry Ltd.	34,700	590,923
Japan Lifeline Co. Ltd.	49,200	502,044
Japan Securities Finance Co. Ltd.	38,500	485,665
Japan Steel Works Ltd.	14,200	865,355
Japan Transcity Corp.	38,500	300,315
Jeol Ltd.	12,200	419,733
Joyful Honda Co. Ltd.	55,000	810,001
JTEKT Corp.	221,600	2,206,472
Juroku Financial Group, Inc.	27,800	1,039,076
JVCKenwood Corp.	55,700	435,236
Kaga Electronics Co. Ltd.	38,600	926,546
Kagome Co. Ltd.(a)	18,000	350,896
Kamigumi Co. Ltd.	63,900	1,943,588
Kanamoto Co. Ltd.	12,900	314,453
Kaneka Corp.	23,200	661,039
Kanematsu Corp.	66,100	1,394,641
Katitas Co. Ltd.	18,500	351,122
Kato Sangyo Co. Ltd.	24,600	971,107
Keihan Holdings Co. Ltd.(a)	27,100	616,556
Keikyu Corp.(a)	90,000	914,717
KH Neochem Co. Ltd.	15,400	290,721
Ki-Star Real Estate Co. Ltd.	2,800	106,172
Kitz Corp.	61,100	699,184
Koatsu Gas Kogyo Co. Ltd.	26,900	189,066
Kojima Co. Ltd.(a)	21,700	166,183
Kokuyo Co. Ltd.	299,800	1,788,427
KOMEDA Holdings Co. Ltd.	32,800	690,713
Komeri Co. Ltd.	24,200	540,746
Konoike Transport Co. Ltd.	26,000	577,445
Kotobuki Spirits Co. Ltd.	23,900	293,723
Investments	Shares	Value
Krosaki Harima Corp.	27,900	$778,332
K’s Holdings Corp.	79,200	856,970
Kumagai Gumi Co. Ltd.	85,600	726,833
Kumiai Chemical Industry Co. Ltd.	54,200	303,507
Kurabo Industries Ltd.	12,895	616,438
Kureha Corp.	25,100	649,233
Kurimoto Ltd.(a)	64,000	800,406
KYB Corp.(a)	48,400	1,286,319
Kyoei Steel Ltd.	38,500	597,501
Kyokuto Kaihatsu Kogyo Co. Ltd.	36,900	679,859
Kyorin Pharmaceutical Co. Ltd.	28,390	284,506
LEC, Inc.	12,800	100,538
Leopalace21 Corp.	128,600	621,731
Life Corp.	56,500	966,757
Lintec Corp.	29,330	722,898
Mabuchi Motor Co. Ltd.	86,800	1,522,240
Macnica Holdings, Inc.	126,900	1,764,063
Makino Milling Machine Co. Ltd.	8,300	644,060
Mani, Inc.	26,500	228,332
Marubun Corp.	5,300	43,998
Maruha Nichiro Corp.	38,400	892,104
Maruzen Showa Unyu Co. Ltd.	7,700	362,359
Matsui Securities Co. Ltd.(a)	360,740	1,875,941
Max Co. Ltd.	37,500	1,432,102
MCJ Co. Ltd.	46,300	430,756
Megmilk Snow Brand Co. Ltd.	23,500	471,162
MEITEC Group Holdings, Inc.	103,800	2,243,489
Micronics Japan Co. Ltd.	10,400	414,071
Mirait One Corp.	50,200	980,648
Mirarth Holdings, Inc.(a)	128,000	338,017
Mitsubishi Materials Corp.	88,300	1,660,950
Mitsuboshi Belting Ltd.(a)	38,500	965,856
Mitsui DM Sugar Co. Ltd.	33,600	728,036
Mitsui Kinzoku Co. Ltd.	31,064	2,419,957
Mitsui-Soko Holdings Co. Ltd.	16,400	459,180
Mizuho Medy Co. Ltd.	30,600	335,868
Mizuno Corp.	38,600	698,112
Mochida Pharmaceutical Co. Ltd.	12,900	277,330
Modec, Inc.	13,400	750,367
Monex Group, Inc.	192,800	1,090,077
Morinaga & Co. Ltd.	33,200	588,871
Morinaga Milk Industry Co. Ltd.	38,400	900,685
Musashi Seimitsu Industry Co. Ltd.	22,700	530,284
Musashino Bank Ltd.	28,500	782,527
Nagase & Co. Ltd.	50,200	1,088,400
Nagoya Railroad Co. Ltd.	52,400	627,125
Nakayama Steel Works Ltd.(a)	62,600	271,280
Nankai Electric Railway Co. Ltd.	55,300	1,044,703
Nanto Bank Ltd.	14,600	503,193
Nichias Corp.	30,300	1,140,315
Nichicon Corp.	17,800	178,621

See Notes to Financial Statements.

WisdomTree Trust    63

Schedule of Investments (unaudited) (continued) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2025
Investments	Shares	Value
Nichiha Corp.	24,900	$464,499
Nifco, Inc.	29,800	901,960
Nihon Kohden Corp.	36,200	414,369
Nihon M&A Center Holdings, Inc.	177,300	906,759
Nihon Nohyaku Co. Ltd.	23,800	161,798
Nikkon Holdings Co. Ltd.(a)	68,200	1,575,640
Nippn Corp.	62,400	979,403
Nippon Air Conditioning Services Co. Ltd.	59,600	521,402
Nippon Carbon Co. Ltd.	10,500	309,273
Nippon Denko Co. Ltd.	19,100	43,843
Nippon Electric Glass Co. Ltd.	59,100	1,943,255
Nippon Gas Co. Ltd.	121,000	2,267,854
Nippon Kanzai Holdings Co. Ltd.	32,100	607,289
Nippon Kayaku Co. Ltd.	78,499	738,561
Nippon Shinyaku Co. Ltd.	29,800	672,535
Nippon Shokubai Co. Ltd.	59,800	738,567
Nippon Soda Co. Ltd.	47,800	1,116,633
Nippon Yakin Kogyo Co. Ltd.	13,600	393,676
Nipro Corp.(a)	50,200	511,739
Nishimatsu Construction Co. Ltd.	26,000	922,856
Nishi-Nippon Railroad Co. Ltd.	12,200	193,097
Nishio Holdings Co. Ltd.	13,900	403,772
Nisshin Oillio Group Ltd.(a)	19,200	676,033
Nissui Corp.	153,000	1,080,018
Nitto Kogyo Corp.	56,000	1,372,651
Noevir Holdings Co. Ltd.	33,500	1,012,814
Nohmi Bosai Ltd.	12,200	311,020
Nomura Micro Science Co. Ltd.	12,800	285,581
Noritake Co. Ltd.	30,300	970,437
North Pacific Bank Ltd.	154,100	779,447
NS United Kaiun Kaisha Ltd.	21,000	720,926
NSD Co. Ltd.	49,800	1,172,796
NSK Ltd.(a)	399,900	2,069,835
NTN Corp.	188,300	434,014
Obara Group, Inc.	10,700	309,730
Ogaki Kyoritsu Bank Ltd.	41,700	981,193
Ohsho Food Service Corp.	20,000	501,066
Okamura Corp.	65,200	1,036,595
Okinawa Cellular Telephone Co.	77,200	1,365,382
OKUMA Corp.(a)	30,300	693,462
Okumura Corp.	31,700	1,015,276
Onward Holdings Co. Ltd.	85,500	404,676
Open Up Group, Inc.	38,500	473,413
Organo Corp.	12,800	982,849
Osaka Soda Co. Ltd.	22,000	246,836
OSG Corp.	44,700	641,966
PAL GROUP Holdings Co. Ltd.	29,900	508,169
PALTAC Corp.	19,400	608,331
Paramount Bed Holdings Co. Ltd.	30,100	739,838
Penta-Ocean Construction Co. Ltd.	142,800	1,127,432
PHC Holdings Corp.(a)	68,200	452,096
Investments	Shares	Value
Pigeon Corp.	72,900	$875,925
PILLAR Corp.(a)	16,400	457,514
Pilot Corp.	12,800	416,021
Pola Orbis Holdings, Inc.(a)	147,400	1,332,923
Press Kogyo Co. Ltd.	119,600	520,722
Prima Meat Packers Ltd.	38,500	613,925
Raito Kogyo Co. Ltd.	12,000	262,044
Relo Group, Inc.	60,600	732,239
Rengo Co. Ltd.	94,000	595,054
Resorttrust, Inc.	97,000	1,233,477
Restar Corp.	15,800	281,369
Riso Kagaku Corp.	45,800	376,485
Roland Corp.	14,700	335,935
Rorze Corp.	22,500	338,753
Round One Corp.	85,100	753,128
Ryobi Ltd.	12,800	240,945
S Foods, Inc.	20,000	367,945
Sakai Chemical Industry Co. Ltd.	18,000	346,995
Sakai Moving Service Co. Ltd.	21,900	444,124
San-A Co. Ltd.	29,200	550,645
San-Ai Obbli Co. Ltd.	59,100	837,568
Sangetsu Corp.	50,100	1,053,326
San-In Godo Bank Ltd.	98,200	915,607
Sanki Engineering Co. Ltd.	63,300	2,113,072
Sankyu, Inc.	35,500	1,947,049
Sanshin Electronics Co. Ltd.	27,000	521,407
Santec Holdings Corp.(a)	5,600	300,315
Sanyo Chemical Industries Ltd.	12,800	357,084
Sanyo Denki Co. Ltd.	6,600	157,531
Sawai Group Holdings Co. Ltd.	38,500	522,553
Scroll Corp.	66,000	503,206
Seika Corp.	39,300	526,360
Seikitokyu Kogyo Co. Ltd.(a)	57,800	589,409
Seiko Group Corp.	12,800	566,828
Seiren Co. Ltd.	26,000	536,954
Senko Group Holdings Co. Ltd.	52,200	718,927
Senshu Electric Co. Ltd.	9,800	292,636
Senshu Ikeda Holdings, Inc.	141,300	620,941
Seria Co. Ltd.	17,900	376,338
Seven Bank Ltd.	710,100	1,404,958
Shibaura Electronics Co. Ltd.	10,000	482,107
Shibaura Machine Co. Ltd.	12,800	364,885
Shibaura Mechatronics Corp.(a)	4,100	363,124
Shikoku Electric Power Co., Inc.(a)	157,900	1,405,955
Shin Nippon Air Technologies Co. Ltd.	25,700	528,148
Shinagawa Refractories Co. Ltd.	21,800	276,033
Shin-Etsu Polymer Co. Ltd.	51,400	665,797
Ship Healthcare Holdings, Inc.	18,400	284,313
Shizuoka Gas Co. Ltd.	88,800	702,896
SHO-BOND Holdings Co. Ltd.	44,400	1,462,914
Shoei Co. Ltd.	22,800	271,559
See Notes to Financial Statements.

64    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2025
Investments	Shares	Value
Sinfonia Technology Co. Ltd.	8,800	$543,427
SKY Perfect JSAT Holdings, Inc.	141,200	1,333,744
Sotetsu Holdings, Inc.	37,500	676,694
Star Micronics Co. Ltd.	16,700	189,293
Starts Corp., Inc.	38,700	1,331,185
Sumida Corp.	46,800	344,143
Sumitomo Bakelite Co. Ltd.	37,700	1,266,920
Sumitomo Osaka Cement Co. Ltd.	12,900	339,784
Sumitomo Riko Co. Ltd.	45,700	682,630
Sun Frontier Fudousan Co. Ltd.	37,100	588,335
Sun-Wa Technos Corp.	2,600	46,759
Suruga Bank Ltd.(a)	87,000	908,968
Suzuden Corp.	7,100	81,824
Suzuken Co. Ltd.	17,800	701,104
SWCC Corp.	10,200	536,642
Systena Corp.	276,200	991,204
T Hasegawa Co. Ltd.	15,100	298,043
Tachibana Eletech Co. Ltd.	14,100	279,164
Tachi-S Co. Ltd.	38,600	514,109
Taiheiyo Cement Corp.	44,600	1,161,167
Taikisha Ltd.	40,200	777,950
Taiyo Holdings Co. Ltd.	27,900	1,526,438
Takara Holdings, Inc.	72,400	855,701
Takara Standard Co. Ltd.	41,100	727,185
Takasago Thermal Engineering Co. Ltd.	107,600	2,999,554
Takashimaya Co. Ltd.(a)	85,400	980,147
Takeuchi Manufacturing Co. Ltd.	30,900	1,083,807
Takuma Co. Ltd.	40,400	613,858
Tama Home Co. Ltd.(a)	24,500	605,512
Tamron Co. Ltd.	114,400	801,733
Tayca Corp.	12,800	113,279
Teijin Ltd.(a)	38,400	327,226
Teikoku Electric Manufacturing Co. Ltd.	12,800	277,347
TKC Corp.	24,600	704,594
Toagosei Co. Ltd.	81,900	836,275
Tocalo Co. Ltd.	55,300	814,794
Toda Corp.	141,400	976,592
Toho Bank Ltd.(a)	188,000	591,936
Toho Holdings Co. Ltd.(a)	12,800	473,223
Tohokushinsha Film Corp.(a)	128,300	559,469
TOKAI Holdings Corp.	86,700	611,130
Tokai Rika Co. Ltd.	44,422	805,212
Tokai Tokyo Financial Holdings, Inc.	192,700	768,530
Tokuyama Corp.	33,300	828,639
Tokyo Electron Device Ltd.	13,500	272,404
Tokyo Kiraboshi Financial Group, Inc.	19,600	958,202
Tokyo Steel Manufacturing Co. Ltd.	47,400	467,950
Tokyo Tekko Co. Ltd.	8,600	337,164
Tokyotokeiba Co. Ltd.	12,800	467,156
Tokyu Construction Co. Ltd.	44,100	333,844
Tomoku Co. Ltd.	12,700	292,379
Investments	Shares	Value
Tomy Co. Ltd.	36,700	$795,206
Topy Industries Ltd.	8,100	155,874
Tosei Corp.	26,300	619,724
Totetsu Kogyo Co. Ltd.	24,400	714,561
Towa Pharmaceutical Co. Ltd.	21,000	419,758
Toyo Construction Co. Ltd.	91,100	1,070,858
Toyo Seikan Group Holdings Ltd.	113,200	2,586,925
Toyo Tanso Co. Ltd.	12,800	377,019
Toyo Tire Corp.	127,800	3,401,712
Toyobo Co. Ltd.	59,300	456,540
Toyoda Gosei Co. Ltd.	90,100	2,246,323
Toyota Boshoku Corp.	148,100	2,461,397
Transcosmos, Inc.	16,500	412,263
Trusco Nakayama Corp.	30,000	485,087
Tsubakimoto Chain Co.	96,400	1,402,740
Tsumura & Co.(a)	32,501	796,873
UACJ Corp.	62,000	674,639
UBE Corp.(a)	55,700	861,420
Ulvac, Inc.	12,800	558,941
U-Next Holdings Co. Ltd.	25,700	375,533
Valor Holdings Co. Ltd.(a)	38,700	762,025
Valqua Ltd.	20,000	509,192
VT Holdings Co. Ltd.	140,800	470,017
Wacoal Holdings Corp.	21,800	831,938
Wellneo Sugar Co. Ltd.	54,600	955,690
West Holdings Corp.	12,800	169,788
Workman Co. Ltd.	20,200	853,492
Xebio Holdings Co. Ltd.	35,700	278,957
YAMABIKO Corp.	38,500	663,977
Yamagata Bank Ltd.	7,000	80,387
Yamaguchi Financial Group, Inc.	116,600	1,423,107
Yamaichi Electronics Co. Ltd.	14,500	345,110
Yamazen Corp.	69,600	657,898
Yellow Hat Ltd.	25,700	294,092
Yokogawa Bridge Holdings Corp.	38,500	737,753
Yokorei Co. Ltd.	9,000	74,043
Yuasa Trading Co. Ltd.	15,900	545,844
Yurtec Corp.	48,700	889,352
Zeon Corp.	139,800	1,558,592
Total Japan		291,690,879
Jersey – 0.5%
Ithaca Energy PLC	1,568,882	4,160,852
JTC PLC(b)	60,958	1,081,613
Total Jersey		5,242,465
Malaysia – 0.0%
Frencken Group Ltd.(a)	429,000	469,198
Netherlands – 1.1%
Brunel International NV(a)	76,034	725,440
Corbion NV	31,529	606,823

See Notes to Financial Statements.

WisdomTree Trust    65

Schedule of Investments (unaudited) (continued) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2025
Investments	Shares	Value
ForFarmers NV	163,483	$871,139
Fugro NV(a)	60,516	646,001
Kendrion NV	40,542	671,680
Koninklijke BAM Groep NV	238,090	2,247,837
Koninklijke Heijmans NV	31,934	2,221,329
PostNL NV(a)	726,971	892,629
Sligro Food Group NV	38,253	474,643
Wereldhave NV	109,385	2,444,590
Total Netherlands		11,802,111
Norway – 4.5%
ABG Sundal Collier Holding ASA	916,149	634,467
AF Gruppen ASA^	49,551	835,302
Aker Solutions ASA	426,710	1,279,557
AMSC ASA^	1,651	248
Austevoll Seafood ASA	189,336	1,802,694
Bonheur ASA	30,817	694,925
Borregaard ASA	44,570	867,475
Bouvet ASA	88,924	587,313
Deep Value Driller AS^	312,745	598,045
Elmera Group ASA(b)	217,462	742,106
Europris ASA(b)	187,266	1,899,348
Hoegh Autoliners ASA	624,019	6,691,859
Kid ASA(b)	57,975	865,749
Kitron ASA	172,822	1,009,794
Klaveness Combination Carriers ASA(b)	134,580	963,039
Leroy Seafood Group ASA	544,857	2,689,937
MPC Container Ships ASA	971,935	1,605,313
NORBIT ASA	73,764	1,361,756
Norconsult Norge AS	228,401	1,087,319
Odfjell Drilling Ltd.	255,188	1,984,665
Panoro Energy ASA^	169,261	390,166
Pexip Holding ASA	112,010	693,762
Protector Forsikring ASA	23,306	1,146,871
Rana Gruber ASA	137,437	911,857
Reach Subsea ASA	555,438	426,412
Solstad Maritime Holding AS	241,056	552,039
SpareBank 1 Nord Norge	151,807	2,139,155
SpareBank 1 Oestlandet	48,176	908,883
SpareBank 1 SMN	155,482	3,017,764
Sparebanken Norge	115,865	2,037,026
Stolt-Nielsen Ltd.	91,131	3,137,315
TGS ASA	239,736	1,775,591
Veidekke ASA	96,668	1,530,753
Total Norway		46,868,505
Portugal – 1.5%
Altri SGPS SA(a)	236,494	1,392,181
Corticeira Amorim SGPS SA	102,502	867,167
CTT-Correios de Portugal SA	189,280	1,612,428
NOS SGPS SA	714,946	3,267,839
REN – Redes Energeticas Nacionais SGPS SA	898,780	3,231,563
Investments	Shares	Value
Semapa-Sociedade de Investimento & Gestao	64,713	$1,388,449
Sonae SGPS SA	2,389,453	3,756,578
Total Portugal		15,516,205
Singapore – 3.4%
Aztech Global Ltd.(a)	1,886,900	980,626
BW LPG Ltd.(b)	315,674	4,514,691
Centurion Corp. Ltd.	1,123,400	1,307,090
China Aviation Oil Singapore Corp. Ltd.	861,500	888,764
ComfortDelGro Corp. Ltd.	2,878,900	3,237,981
CSE Global Ltd.(a)	1,868,178	1,050,597
Delfi Ltd.	982,700	602,182
Digital Core REIT Management Pte. Ltd.	1,931,400	917,415
Food Empire Holdings Ltd.	968,700	1,863,463
Geo Energy Resources Ltd.(a)	2,443,100	900,149
Hong Fok Corp. Ltd.(a)	531,600	329,879
Hong Leong Asia Ltd.	714,400	1,379,814
iFAST Corp. Ltd.	89,000	612,341
Keppel Infrastructure Trust	9,237,941	3,332,022
Netlink NBN Trust	4,181,400	3,081,236
Propnex Ltd.	551,400	996,558
Riverstone Holdings Ltd.(a)	1,654,300	917,487
Sheng Siong Group Ltd.	1,798,500	2,901,706
SIA Engineering Co. Ltd.	667,600	1,833,155
StarHub Ltd.(a)	1,570,600	1,376,651
UMS Integration Ltd.	957,898	1,032,794
Wing Tai Holdings Ltd.	642,300	697,502
Total Singapore		34,754,103
South Africa – 0.2%
Pan African Resources PLC	1,310,041	1,544,951
Spain – 1.8%
Almirall SA	91,660	1,238,555
Atresmedia Corp. de Medios de Comunicacion SA(a)	390,290	2,568,108
Construcciones y Auxiliar de Ferrocarriles SA	27,546	1,705,717
Elecnor SA(a)	45,378	1,292,989
Ence Energia y Celulosa SA(a)	239,198	793,707
Ercros SA^	110,321	349,993
Faes Farma SA	255,871	1,282,265
Gestamp Automocion SA(b)	649,568	2,512,593
Global Dominion Access SA(a)(b)	162,619	624,823
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	486,524	737,449
Melia Hotels International SA	113,880	990,855
Neinor Homes SA^(b)	101,770	2,073,512
Pharma Mar SA^	7,821	833,044
Prosegur Cash SA(b)	625,162	559,739
Tubacex SA(a)	160,174	664,362
Total Spain		18,227,711
Sweden – 5.4%
AcadeMedia AB(b)	101,674	1,055,107
AddLife AB, Class B	26,776	505,052

See Notes to Financial Statements.

66    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2025
Investments	Shares	Value
Addnode Group AB	46,388	$517,883
AFRY AB	81,158	1,396,196
Alimak Group AB(b)	76,341	1,256,508
Alleima AB	169,026	1,280,486
Ambea AB(b)	60,764	878,016
AQ Group AB	42,798	818,637
Arise AB	130,320	430,239
Arjo AB, Class B	118,429	415,032
Atea ASA^	114,982	1,657,120
Attendo AB(b)	132,975	996,772
Bahnhof AB, Class B	99,572	635,221
Beijer Alma AB	33,693	883,066
Bergman & Beving AB	15,604	539,207
Bilia AB, Class A	111,401	1,362,146
BioGaia AB, Class B	35,458	404,153
Bravida Holding AB(b)	193,601	1,888,645
Bredband2 i Skandinavien AB	2,757,210	883,881
Bufab AB	73,286	688,515
Catella AB	224,657	744,071
Clas Ohlson AB, Class B	52,549	2,065,062
Cloetta AB, Class B	373,697	1,347,758
Coor Service Management Holding AB(b)	199,339	1,024,132
Corem Property Group AB, Class B	635,513	278,258
Dometic Group AB(b)	220,438	1,150,812
Duni AB(a)	51,200	531,865
Electrolux Professional AB, Class B	80,777	520,471
Elekta AB, Class B	249,772	1,261,461
Engcon AB	48,884	385,662
Fagerhult Group AB	102,320	444,959
FastPartner AB, Class A	128,521	692,817
Granges AB	73,536	913,228
Heba Fastighets AB, Class B	160,112	538,808
Instalco AB	133,704	362,511
INVISIO AB	11,897	398,460
Inwido AB	44,631	844,682
ITAB Shop Concept AB^	226,555	407,578
JM AB	39,102	584,133
Know It AB	41,964	461,354
Lindab International AB	55,874	1,177,470
Loomis AB	61,776	2,637,850
MEKO AB	41,139	354,741
MIPS AB	10,610	384,686
NCC AB, Class B	86,514	1,988,743
New Wave Group AB, Class B	87,432	1,021,656
Nolato AB, Class B	174,350	1,091,877
NP3 Fastigheter AB	20,001	534,843
OEM International AB, Class B	68,380	1,039,685
Paradox Interactive AB	35,983	669,533
Peab AB, Class B	99,782	811,615
Platzer Fastigheter Holding AB, Class B	85,186	624,962
Proact IT Group AB	33,715	332,666
Investments	Shares	Value
Ratos AB, Class B	205,440	$805,150
Rusta AB	93,443	602,579
Rvrc Holding AB	103,622	545,373
Scandi Standard AB	89,512	898,442
SkiStar AB	42,731	715,583
Svedbergs Group AB	127,039	742,910
Synsam AB	140,272	859,073
Systemair AB	105,065	874,695
Troax Group AB	26,202	383,345
Truecaller AB, Class B	110,039	485,313
VBG Group AB, Class B	18,531	619,467
Vitec Software Group AB, Class B	13,679	481,996
Volati AB	35,492	406,050
Zinzino AB, Class B(a)	59,132	880,212
Total Sweden		55,420,479
Switzerland – 1.1%
Arbonia AG	41,290	270,371
Ascom Holding AG, Registered Shares	43,977	192,899
Huber & Suhner AG, Registered Shares	9,592	1,644,377
Implenia AG, Registered Shares	11,942	999,607
International Workplace Group PLC	249,796	750,595
Landis & Gyr Group AG^	19,179	1,547,529
Mobilezone Holding AG, Registered Shares	62,580	879,337
OC Oerlikon Corp. AG, Registered Shares	324,502	1,098,735
Valiant Holding AG, Registered Shares	23,584	3,811,855
Total Switzerland		11,195,305
United Kingdom – 12.9%
4imprint Group PLC	20,125	875,113
Advanced Medical Solutions Group PLC	138,694	419,179
AG Barr PLC	82,286	739,994
AJ Bell PLC	316,126	2,304,541
Alfa Financial Software Holdings PLC(b)	281,843	884,075
Alpha Group International PLC	17,123	968,177
Alumasc Group PLC	97,942	451,601
Avon Technologies PLC	28,527	816,095
Bakkavor Group PLC(b)	539,139	1,545,988
Begbies Traynor Group PLC	541,197	845,160
Bloomsbury Publishing PLC	81,176	521,827
Bodycote PLC	143,868	1,247,314
Breedon Group PLC	307,605	1,487,495
Brickability Group PLC	586,059	462,343
Brooks Macdonald Group PLC	23,185	564,952
Bytes Technology Group PLC(a)	184,199	983,480
Card Factory PLC	627,058	859,372
Chemring Group PLC	147,488	1,169,493
Chesnara PLC	526,349	1,955,729
City of London Investment Group PLC	106,511	543,450
Clarkson PLC	32,647	1,613,003
CMC Markets PLC(b)	243,389	784,752
Coats Group PLC	991,799	1,112,230

See Notes to Financial Statements.

WisdomTree Trust    67

Schedule of Investments (unaudited) (continued) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2025
Investments	Shares	Value
Cohort PLC	37,468	$722,319
Craneware PLC	14,967	481,569
CVS Group PLC	29,353	493,166
Domino’s Pizza Group PLC	278,649	746,886
Dr. Martens PLC	1,077,215	1,440,775
Elementis PLC	423,892	926,759
Elixirr International PLC(a)	51,033	607,336
Empiric Student Property PLC	715,248	891,648
Epwin Group PLC	315,708	505,776
Essentra PLC	238,389	345,322
Eurocell PLC	186,071	331,910
Fevertree Drinks PLC	66,727	784,227
Firstgroup PLC	511,842	1,554,536
Focusrite PLC	101,032	287,670
Fonix PLC	152,654	415,131
Forterra PLC(b)	133,121	335,489
Franchise Brands PLC(a)	153,477	260,339
FRP Advisory Group PLC	363,247	701,746
Fuller Smith & Turner PLC, Class A	36,137	277,302
FW Thorpe PLC	116,296	474,387
Galliford Try Holdings PLC	163,874	1,160,437
Gamma Communications PLC	33,006	444,343
Gateley Holdings PLC	196,734	339,012
GB Group PLC	126,669	386,246
Genuit Group PLC	109,287	540,694
Genus PLC	23,606	753,176
GlobalData PLC	473,850	787,832
Grainger PLC	469,159	1,225,314
Great Portland Estates PLC	315,827	1,354,205
Halfords Group PLC	312,369	601,353
Hammerson PLC	485,042	1,897,583
Harbour Energy PLC	1,051,335	2,935,456
Hargreaves Services PLC	79,308	758,056
Harworth Group PLC	141,296	323,374
Hays PLC	1,207,873	913,868
Helical PLC	171,564	473,485
Henry Boot PLC	159,063	475,388
Hill & Smith PLC	58,015	1,597,200
Hilton Food Group PLC	92,042	827,729
Hollywood Bowl Group PLC	230,691	784,184
Hunting PLC	129,010	587,906
Ibstock PLC(b)	256,174	480,065
Impax Asset Management Group PLC	211,688	544,321
IntegraFin Holdings PLC	210,501	983,353
James Halstead PLC(a)	504,548	1,015,476
Johnson Service Group PLC	197,346	398,516
Just Group PLC	548,168	1,560,809
Kainos Group PLC	108,409	1,378,457
Keller Group PLC	65,249	1,324,649
Keystone Law Group PLC	70,714	666,391
Kier Group PLC	367,409	1,090,647
Investments	Shares	Value
Kitwave Group PLC(a)	110,260	$341,406
Knights Group Holdings PLC	264,116	691,576
Lancashire Holdings Ltd.	197,560	1,795,265
LSL Property Services PLC	148,172	526,618
Luceco PLC(b)	213,560	367,432
Macfarlane Group PLC	236,742	292,579
Marshalls PLC	160,630	390,977
Me Group International PLC	361,091	900,292
Mears Group PLC	144,750	623,583
Michelmersh Brick Holdings PLC(a)	367,753	472,809
Midwich Group PLC(a)	278,285	683,720
Mitie Group PLC	1,267,428	2,375,135
MJ Gleeson PLC	51,970	267,965
MONY Group PLC	609,973	1,627,571
Morgan Advanced Materials PLC	324,572	961,301
Morgan Sindall Group PLC	41,222	2,463,984
Mortgage Advice Bureau Holdings Ltd.	61,785	597,219
MP Evans Group PLC	84,292	1,537,629
NCC Group PLC(a)	283,437	563,971
Next 15 Group PLC(a)	97,229	428,025
Nichols PLC	39,346	587,962
NIOX Group PLC	429,590	419,872
Norcros PLC	153,410	545,235
Oxford Instruments PLC	21,723	540,440
PageGroup PLC	297,237	913,155
PayPoint PLC	121,119	1,224,554
Pennon Group PLC	570,632	3,592,166
Pets at Home Group PLC	430,773	1,187,693
Polar Capital Holdings PLC	203,402	1,313,015
Premier Foods PLC	291,794	754,229
Primary Health Properties PLC	3,543,823	4,355,806
Property Franchise Group PLC	98,153	786,224
Rank Group PLC	341,541	637,282
Reach PLC	694,770	621,997
Renew Holdings PLC	60,147	655,881
Restore PLC	99,502	354,980
Ricardo PLC	92,996	538,342
Sabre Insurance Group PLC(b)	443,549	867,030
Safestore Holdings PLC	155,662	1,378,905
Savills PLC	53,586	688,217
Secure Trust Bank PLC	40,633	626,340
Senior PLC	323,056	863,740
Serco Group PLC	582,398	1,856,638
Smiths News PLC	1,014,044	843,667
Speedy Hire PLC	1,217,803	393,472
Spire Healthcare Group PLC(b)	175,216	587,353
SSP Group PLC	450,346	1,038,555
SThree PLC	186,061	408,290
Supreme PLC	229,068	539,670
Tatton Asset Management PLC	57,938	542,873
Team Internet Group PLC^	254,932	212,785
See Notes to Financial Statements.

68    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2025
Investments	Shares	Value
Telecom Plus PLC	97,998	$2,472,365
TP ICAP Group PLC	1,291,358	4,789,542
Travis Perkins PLC	63,089	518,520
Treatt PLC	53,412	193,067
Tristel PLC(a)	85,908	418,666
Vertu Motors PLC	462,976	377,085
Vesuvius PLC	303,275	1,526,982
Victorian Plumbing Group PLC	240,149	245,709
Victrex PLC	122,246	1,184,931
Volex PLC	103,540	506,685
Volution Group PLC	100,322	854,920
Warpaint London PLC(a)	73,938	204,055
WH Smith PLC	68,920	627,681
Wickes Group PLC	469,230	1,415,010
Wilmington PLC	105,303	460,734
Workspace Group PLC	177,989	950,084
XPS Pensions Group PLC	240,830	1,099,097
YouGov PLC	102,954	415,113
Young & Co.’s Brewery PLC, Class A	47,240	508,775
Yu Group PLC	25,416	526,931
Zigup PLC	420,471	1,845,353
Total United Kingdom		133,275,911
United States – 0.6%
Acerinox SA	321,020	4,186,902
Noram Drilling AS^	171,682	468,014
RHI Magnesita NV(a)	41,596	1,153,572
Total United States		5,808,488
TOTAL COMMON STOCKS (Cost: $793,302,791)		1,022,071,356
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree Europe SmallCap Dividend Fund(a)(c)	8,690	611,937
WisdomTree Japan SmallCap Dividend Fund(c)	5,200	493,127
TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,030,180)		1,105,064
Investments	Shares	Value
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%(d) (Cost: $259,485)	259,485	$259,485
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.7%
United States – 4.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.26%(d)	37,762,218	37,762,218
WisdomTree Government Money Market Digital Fund, 4.10%(c)(d)	10,700,000	10,700,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $48,462,218)		48,462,218
TOTAL INVESTMENTS IN SECURITIES – 103.7% (Cost: $843,054,674)		1,071,898,123
Other Liabilities less Assets – (3.7)%		(38,231,642)
NET ASSETS – 100.0%		$1,033,666,481

*     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $864,726, which represents 0.1% of net assets.

^    Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $71,379,344 and the total market value of the collateral held by the Fund was $76,200,542. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $27,738,324.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)   Rate shown represents annualized 7-day yield as of September 30, 2025.

ABBREVIATIONS:
RSP	Risparmio Italian Savings Shares

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Dividend Income	Securities Lending Income
WisdomTree Europe SmallCap Dividend Fund	$115,828	$ 6,096,634	$ 5,553,267	$ (68,205)	$ 20,947	$ 611,937	$ 85,900	$ —
WisdomTree Government Money Market Digital Fund	—	27,000,000	16,300,000	—	—	10,700,000	—	141,879
WisdomTree Japan SmallCap Dividend Fund	103,051	4,838,681	4,608,710	100,479	59,626	493,127	32,281	—
Total	$218,879	$37,935,315	$26,461,977	$ 32,274	$80,573	$11,805,064	$118,181	$141,879

See Notes to Financial Statements.

WisdomTree Trust    69

Schedule of Investments (unaudited) (concluded) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Australia	$90,835,562	$—	$864,726	*	$91,700,288
Other	930,371,068	—	—		930,371,068
Exchange-Traded Funds	1,105,064	—	—		1,105,064
Mutual Fund	—	259,485	—		259,485
Investment of Cash Collateral for Securities Loaned	—	48,462,218	—		48,462,218
Total Investments in Securities	$1,022,311,694	$48,721,703	$864,726		$1,071,898,123

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

70    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Japan SmallCap Dividend Fund (DFJ) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 98.7%
Japan – 98.7%
Air Freight & Logistics – 1.4%
AIT Corp.	17,800	$257,807
AZ-COM MARUWA Holdings, Inc.	44,500	322,108
Hamakyorex Co. Ltd.	20,600	218,853
Konoike Transport Co. Ltd.	29,700	659,620
Mitsui-Soko Holdings Co. Ltd.	21,600	604,774
Sankyu, Inc.	27,600	1,513,762
SBS Holdings, Inc.	9,000	223,042
Senko Group Holdings Co. Ltd.	51,856	714,190
Total Air Freight & Logistics		4,514,156
Automobile Components – 5.4%
Aisan Industry Co. Ltd.	38,600	490,586
Daido Metal Co. Ltd.	39,300	263,180
Daikyonishikawa Corp.	83,500	414,433
Eagle Industry Co. Ltd.	31,000	550,584
Exedy Corp.(a)	23,725	835,359
Fujikura Composites, Inc.	18,700	242,352
FuKoKu Co. Ltd.	16,800	210,903
Futaba Industrial Co. Ltd.	70,000	455,970
GS Yuasa Corp.	34,100	808,139
G-Tekt Corp.	28,400	381,141
Ichikoh Industries Ltd.	47,400	142,182
KYB Corp.(a)	28,800	765,413
Musashi Seimitsu Industry Co. Ltd.	25,900	605,038
Nichirin Co. Ltd.	11,000	278,193
NPR-RIKEN Corp.	24,000	499,712
Pacific Industrial Co. Ltd.	37,200	669,517
Press Kogyo Co. Ltd.	75,000	326,540
Sanoh Industrial Co. Ltd.	28,600	179,519
Seiren Co. Ltd.	21,611	446,312
Shoei Co. Ltd.	21,300	253,693
Sumitomo Riko Co. Ltd.	48,200	719,973
T RAD Co. Ltd.	9,300	450,249
Tachi-S Co. Ltd.	43,300	576,708
Tokai Rika Co. Ltd.	45,558	825,803
Topre Corp.	26,700	420,156
Toyo Tire Corp.	103,300	2,749,584
Toyoda Gosei Co. Ltd.	73,400	1,829,968
Unipres Corp.	32,700	271,458
Yorozu Corp.	21,900	139,391
Yutaka Giken Co. Ltd.(a)	16,800	346,386
Total Automobile Components		17,148,442
Banks – 6.7%
77 Bank Ltd./The	34,600	1,448,100
Akita Bank Ltd.	17,300	419,951
Awa Bank Ltd.	19,375	487,376
Bank of Iwate Ltd.	11,800	310,810
Bank of Saga Ltd.	11,900	246,162
Investments	Shares	Value
Bank of the Ryukyus Ltd.	27,308	$272,923
Chugin Financial Group, Inc.	97,800	1,444,965
Daishi Hokuetsu Financial Group, Inc.	130,830	1,271,226
Ehime Bank Ltd.	22,699	189,203
FIDEA Holdings Co. Ltd.	23,780	263,104
First Bank of Toyama Ltd.	36,800	383,985
Fukui Bank Ltd.	16,448	235,552
Hirogin Holdings, Inc.	151,000	1,478,458
Hyakujushi Bank Ltd.	17,400	606,764
Juroku Financial Group, Inc.	21,500	803,602
Keiyo Bank Ltd.	70,242	604,038
Kiyo Bank Ltd.	26,490	526,625
Miyazaki Bank Ltd.	10,500	325,270
Musashino Bank Ltd.(a)	19,500	535,413
Nanto Bank Ltd.	20,700	713,431
North Pacific Bank Ltd.	161,115	814,930
Ogaki Kyoritsu Bank Ltd.	23,342	549,233
Oita Bank Ltd.	11,700	409,581
Okinawa Financial Group, Inc.	12,280	321,375
Procrea Holdings, Inc.	13,462	158,425
San ju San Financial Group, Inc.	20,200	494,451
San-In Godo Bank Ltd.	77,000	717,940
Senshu Ikeda Holdings, Inc.	153,040	672,532
Seven Bank Ltd.	549,600	1,087,403
Shikoku Bank Ltd.	43,600	448,444
Suruga Bank Ltd.	88,900	928,819
Tochigi Bank Ltd.	61,100	209,342
Toho Bank Ltd.(a)	105,200	331,232
Tokyo Kiraboshi Financial Group, Inc.	16,700	816,427
Towa Bank Ltd.	46,300	311,938
Yamagata Bank Ltd.	25,500	292,839
Yamanashi Chuo Bank Ltd.	19,000	412,330
Total Banks		21,544,199
Beverages – 0.3%
Takara Holdings, Inc.	66,511	786,098
Biotechnology – 0.0%
Pharma Foods International Co. Ltd.	18,700	105,222
Broadline Retail – 0.6%
ASKUL Corp.	26,930	285,921
Belluna Co. Ltd.	49,784	344,849
Izumi Co. Ltd.	28,000	619,020
Mr. Max Holdings Ltd.	30,100	177,928
Seria Co. Ltd.	21,600	454,129
Treasure Factory Co. Ltd.	11,000	141,219
Total Broadline Retail		2,023,066
Building Products – 1.0%
Bunka Shutter Co. Ltd.	45,900	709,238
Central Glass Co. Ltd.	15,886	352,281
Kondotec, Inc.	19,200	217,111
Nichiha Corp.	13,900	259,298

See Notes to Financial Statements.

WisdomTree Trust    71

Schedule of Investments (unaudited) (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) September 30, 2025
Investments	Shares	Value
Nitto Boseki Co. Ltd.	3,700	$165,352
Okabe Co. Ltd.	24,200	153,375
Shin Nippon Air Technologies Co. Ltd.	23,400	480,882
Sinko Industries Ltd.	36,000	315,184
Takara Standard Co. Ltd.	24,631	435,798
Toli Corp.	50,600	200,091
Total Building Products		3,288,610
Capital Markets – 2.2%
First Brothers Co. Ltd.(a)	19,200	150,287
GMO Financial Holdings, Inc.	82,800	548,879
Ichiyoshi Securities Co. Ltd.	48,188	275,714
Integral Corp.	4,700	118,864
IwaiCosmo Holdings, Inc.	31,900	587,521
M&A Capital Partners Co. Ltd.	9,500	206,165
Matsui Securities Co. Ltd.(a)	275,700	1,433,711
Monex Group, Inc.	168,300	951,556
Nihon M&A Center Holdings, Inc.	182,600	933,865
SBI Global Asset Management Co. Ltd.	79,244	339,115
Sparx Group Co. Ltd.	30,300	327,856
Strike Co. Ltd.	6,000	179,775
Tokai Tokyo Financial Holdings, Inc.	211,300	842,710
Toyo Securities Co. Ltd.(a)	50,000	186,546
Total Capital Markets		7,082,564
Chemicals – 8.9%
ADEKA Corp.	48,925	1,093,553
Aica Kogyo Co. Ltd.	46,515	1,172,914
Arakawa Chemical Industries Ltd.	14,300	106,123
Artience Co. Ltd.	20,402	432,395
Asahi Yukizai Corp.	7,600	236,720
C Uyemura & Co. Ltd.	4,900	388,191
Carlit Co. Ltd.	14,000	124,373
Chugoku Marine Paints Ltd.	47,100	1,143,336
Dai Nippon Toryo Co. Ltd.	28,300	246,620
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,842	339,126
Denka Co. Ltd.(a)	50,600	782,375
DIC Corp.	38,700	956,461
DKS Co. Ltd.	6,700	268,118
Fujimi, Inc.	35,700	523,589
Fuso Chemical Co. Ltd.	9,200	305,244
Harima Chemicals Group, Inc.	32,700	196,840
Hokko Chemical Industry Co. Ltd.	15,400	176,644
Ise Chemicals Corp.(a)	1,400	267,326
Ishihara Sangyo Kaisha Ltd.	30,000	470,867
JCU Corp.	9,000	278,193
JSP Corp.	28,323	372,245
Kaneka Corp.	27,500	783,560
Kanto Denka Kogyo Co. Ltd.	19,200	124,676
KeePer Technical Laboratory Co. Ltd.(a)	6,500	164,607
KH Neochem Co. Ltd.	24,300	458,736
Investments	Shares	Value
Koatsu Gas Kogyo Co. Ltd.	22,300	$156,735
Konishi Co. Ltd.	28,600	250,203
Kumiai Chemical Industry Co. Ltd.	67,924	380,358
Kureha Corp.	24,092	623,160
Lintec Corp.	29,365	723,761
MEC Co. Ltd.	4,700	122,206
Moriroku Co. Ltd.	15,100	263,689
Nicca Chemical Co. Ltd.(a)	19,100	185,458
Nihon Nohyaku Co. Ltd.	42,200	286,886
Nippon Carbide Industries Co., Inc.	10,400	154,291
Nippon Kayaku Co. Ltd.	87,800	826,070
Nippon Shokubai Co. Ltd.	70,200	867,013
Nippon Soda Co. Ltd.	37,436	874,525
Okamoto Industries, Inc.	5,500	188,814
Okura Industrial Co. Ltd.	8,900	329,038
Osaka Organic Chemical Industry Ltd.	7,800	164,783
Osaka Soda Co. Ltd.	20,600	231,128
PILLAR Corp.	12,600	351,505
Rasa Industries Ltd.	8,600	265,829
Riken Technos Corp.	49,000	418,052
Sakai Chemical Industry Co. Ltd.	10,700	206,269
Sakata INX Corp.	29,200	460,090
Sanyo Chemical Industries Ltd.	12,935	360,850
Shin-Etsu Polymer Co. Ltd.	40,100	519,425
Stella Chemifa Corp.	8,000	221,282
Sumitomo Seika Chemicals Co. Ltd.	12,100	389,583
T Hasegawa Co. Ltd.	12,500	246,724
Taiyo Holdings Co. Ltd.	25,482	1,394,147
Takasago International Corp.	26,500	290,327
Tayca Corp.	13,000	115,049
Teijin Ltd.(a)	60,300	513,847
Toagosei Co. Ltd.	62,200	635,119
Tokuyama Corp.	34,300	853,523
Toyobo Co. Ltd.	48,653	374,571
UBE Corp.(a)	62,593	968,023
Valqua Ltd.	13,437	342,101
Zacros Corp.	24,400	175,460
Zeon Corp.	113,000	1,259,806
Total Chemicals		28,402,532
Commercial Services & Supplies – 1.7%
CTS Co. Ltd.	29,200	181,308
Daiei Kankyo Co. Ltd.	23,900	541,324
Daiseki Co. Ltd.	9,988	231,296
Itoki Corp.	21,700	360,430
Japan Elevator Service Holdings Co. Ltd.	24,600	312,653
Kokuyo Co. Ltd.	253,900	1,514,615
Kosaido Holdings Co. Ltd.	30,600	91,374
Nippon Air Conditioning Services Co. Ltd.	28,600	250,203
Nippon Kanzai Holdings Co. Ltd.	10,200	192,970
Okamura Corp.	55,076	875,637

See Notes to Financial Statements.

72    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) September 30, 2025
Investments	Shares	Value
Pilot Corp.	10,500	$341,267
Prestige International, Inc.	46,400	207,360
Sato Corp.	10,738	164,904
TRE Holdings Corp.	10,300	108,450
Total Commercial Services & Supplies		5,373,791
Construction & Engineering – 6.7%
Asahi Kogyosha Co. Ltd.	20,000	423,198
Asanuma Corp.	83,800	485,715
CTI Engineering Co. Ltd.	7,600	153,611
Dai-Dan Co. Ltd.	19,800	829,888
EXEO Group, Inc.	105,600	1,531,606
Hazama Ando Corp.	116,800	1,323,920
Kawada Technologies, Inc.	12,800	344,517
Kumagai Gumi Co. Ltd.	72,400	614,752
Mirait One Corp.	34,800	679,812
Miyaji Engineering Group, Inc.	22,400	306,685
Nippon Densetsu Kogyo Co. Ltd.	12,700	245,856
Nishimatsu Construction Co. Ltd.	24,807	880,511
Nittoc Construction Co. Ltd.	24,100	206,429
Okumura Corp.	29,170	934,246
Oriental Shiraishi Corp.	83,500	240,857
Penta-Ocean Construction Co. Ltd.	126,593	999,475
PS Construction Co. Ltd.	35,100	440,636
Raito Kogyo Co. Ltd.	13,300	290,432
Sanki Engineering Co. Ltd.	38,700	1,291,878
Seikitokyu Kogyo Co. Ltd.(a)	40,000	407,895
Shinnihon Corp.	29,100	363,344
SHO-BOND Holdings Co. Ltd.	28,100	925,853
Sumitomo Densetsu Co. Ltd.	10,100	437,004
Taihei Dengyo Kaisha Ltd.	18,000	254,853
Taikisha Ltd.	36,330	703,058
Takamatsu Construction Group Co. Ltd.	9,500	221,925
Techno Ryowa Ltd.	7,000	235,095
Toa Corp.	36,200	512,783
TOA Road Corp.	32,700	342,754
Toda Corp.	122,049	842,943
Tokyo Energy & Systems, Inc.	25,400	288,595
Tokyu Construction Co. Ltd.	63,400	479,949
Totetsu Kogyo Co. Ltd.	18,379	538,235
Toyo Construction Co. Ltd.	61,400	721,742
Wakachiku Construction Co. Ltd.	5,400	189,769
West Holdings Corp.	12,247	162,453
Yahagi Construction Co. Ltd.	19,000	288,696
Yokogawa Bridge Holdings Corp.	18,700	358,337
Yondenko Corp.(a)	32,300	293,507
Yurtec Corp.	27,300	498,548
Total Construction & Engineering		21,291,362
Investments	Shares	Value
Construction Materials – 0.7%
Asia Pile Holdings Corp.	51,300	$431,075
Krosaki Harima Corp.	24,900	694,641
Maeda Kosen Co. Ltd.	18,500	243,644
Nippon Concrete Industries Co. Ltd.(a)	46,900	109,561
Shinagawa Refractories Co. Ltd.	31,800	402,654
Sumitomo Osaka Cement Co. Ltd.	14,640	385,615
Total Construction Materials		2,267,190
Consumer Finance – 0.1%
J Trust Co. Ltd.	63,600	191,207
Consumer Staples Distribution & Retail – 2.7%
Aeon Hokkaido Corp.	54,100	329,688
Ain Holdings, Inc.	8,500	401,733
Arcs Co. Ltd.	24,294	519,816
Axial Retailing, Inc.	53,400	424,134
Belc Co. Ltd.	5,200	272,174
Cawachi Ltd.	11,400	228,409
Create SD Holdings Co. Ltd.	19,600	440,614
Fuji Co. Ltd.	26,700	365,196
G-7 Holdings, Inc.	16,800	143,673
H2O Retailing Corp.	33,700	495,397
Halows Co. Ltd.	4,300	145,580
Heiwado Co. Ltd.	18,163	357,640
JM Holdings Co. Ltd.	10,700	220,977
Kato Sangyo Co. Ltd.	13,716	541,452
Kusuri no Aoki Holdings Co. Ltd.	8,300	225,084
Lacto Japan Co. Ltd.(a)	7,300	206,368
Life Corp.	60,400	1,033,489
Okuwa Co. Ltd.	25,700	161,316
Qol Holdings Co. Ltd.	14,600	198,608
Retail Partners Co. Ltd.	16,900	162,609
San-A Co. Ltd.	25,700	484,643
Shoei Foods Corp.	3,300	93,625
Toho Co. Ltd.	7,700	178,051
United Super Markets Holdings, Inc.	56,626	369,621
Valor Holdings Co. Ltd.	23,991	472,396
Yokorei Co. Ltd.	30,900	254,213
Total Consumer Staples Distribution & Retail		8,726,506
Containers & Packaging – 0.8%
FP Corp.	24,900	424,371
Fuji Seal International, Inc.	34,810	671,522
Hokkan Holdings Ltd.	15,500	234,465
Pack Corp.	37,300	303,582
Rengo Co. Ltd.	116,800	739,387
Tomoku Co. Ltd.	11,500	264,753
Total Containers & Packaging		2,638,080
See Notes to Financial Statements.

WisdomTree Trust    73

Schedule of Investments (unaudited) (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) September 30, 2025
Investments	Shares	Value
Distributors – 0.8%
Arata Corp.	14,900	$313,265
Central Automotive Products Ltd.	26,200	326,602
GSI Creos Corp.	13,100	212,531
Happinet Corp.	15,900	742,865
Optimus Group Co. Ltd.(a)	53,300	123,790
PALTAC Corp.	20,200	633,417
Yamae Group Holdings Co. Ltd.	13,900	267,298
Total Distributors		2,619,768
Diversified Consumer Services – 0.3%
Aucnet, Inc.	25,600	321,896
I K K Holdings, Inc.(a)	35,900	193,253
Step Co. Ltd.	18,100	306,763
Waseda Academy Co. Ltd.(a)	13,900	259,298
Total Diversified Consumer Services		1,081,210
Diversified Telecommunication Services – 0.3%
Asahi Net, Inc.	58,700	281,804
U-Next Holdings Co. Ltd.	18,200	265,942
Vision, Inc.	30,400	256,275
Total Diversified Telecommunication Services		804,021
Electric Utilities – 0.6%
Hokkaido Electric Power Co., Inc.(a)	75,200	551,964
Hokuriku Electric Power Co.	50,700	290,224
Okinawa Electric Power Co., Inc.	15,200	104,260
Shikoku Electric Power Co., Inc.(a)	123,400	1,098,764
Total Electric Utilities		2,045,212
Electrical Equipment – 1.6%
Cosel Co. Ltd.	31,700	257,575
Daihen Corp.	7,500	417,950
Furukawa Electric Co. Ltd.	13,500	832,935
Mabuchi Motor Co. Ltd.	59,000	1,034,702
Mirai Industry Co. Ltd.	11,700	295,105
Nippon Carbon Co. Ltd.	6,000	176,728
Nitto Kogyo Corp.	38,100	933,893
Sanyo Denki Co. Ltd.	6,000	143,210
SEC Carbon Ltd.(a)	10,700	163,885
Sinfonia Technology Co. Ltd.	7,100	438,447
SWCC Corp.	10,400	547,165
Toyo Tanso Co. Ltd.	4,600	135,491
Total Electrical Equipment		5,377,086
Electronic Equipment, Instruments & Components – 6.9%
A&D HOLON Holdings Co. Ltd.	12,100	166,402
Ai Holdings Corp.	29,500	559,698
Aichi Tokei Denki Co. Ltd.	8,900	168,617
Alps Alpine Co. Ltd.	83,700	1,063,500
Amano Corp.	50,735	1,442,504
Anritsu Corp.	69,000	880,926
Canon Electronics, Inc.	17,900	330,887
Citizen Watch Co. Ltd.(a)	153,200	1,040,455
Investments	Shares	Value
CMK Corp.	57,800	$136,981
Daishinku Corp.	35,000	136,507
Daitron Co. Ltd.	8,800	261,584
Daiwabo Holdings Co. Ltd.	32,795	655,633
ESPEC Corp.	17,500	407,624
Furuno Electric Co. Ltd.	11,900	456,065
Furuya Metal Co. Ltd.	8,700	164,887
Hagiwara Electric Holdings Co. Ltd.	10,100	240,045
Hakuto Co. Ltd.(a)	18,834	493,534
Hibino Corp.	6,900	130,258
Hioki EE Corp.	4,500	185,259
Hochiki Corp.	18,100	480,428
Innotech Corp.	14,400	157,568
Japan Aviation Electronics Industry Ltd.	23,800	405,302
Jeol Ltd.	12,500	430,054
Kaga Electronics Co. Ltd.	30,800	739,317
Kyosan Electric Manufacturing Co. Ltd.	38,300	135,633
Marubun Corp.	23,600	195,914
Maxell Ltd.	21,700	313,705
Meiko Electronics Co. Ltd.	5,400	359,427
Nichicon Corp.	40,000	401,395
Nihon Dempa Kogyo Co. Ltd.	13,900	87,625
Nippon Ceramic Co. Ltd.	22,100	525,246
Nippon Electric Glass Co. Ltd.	51,300	1,686,785
Nippon Signal Co. Ltd.	46,000	379,063
Nissha Co. Ltd.	21,500	208,180
Nohmi Bosai Ltd.	17,491	445,906
Oki Electric Industry Co. Ltd.	41,700	455,725
Optex Group Co. Ltd.	16,800	240,024
Osaki Electric Co. Ltd.	33,000	286,461
Restar Corp.	19,000	338,355
Riken Keiki Co. Ltd.	8,900	188,323
RYODEN Corp.	14,561	304,165
Sanshin Electronics Co. Ltd.	15,600	301,257
Santec Holdings Corp.(a)	5,400	289,589
Satori Electric Co. Ltd.	16,700	214,623
Shibaura Electronics Co. Ltd.	15,000	723,161
Siix Corp.	34,600	317,453
Sumida Corp.	32,400	238,253
Sun-Wa Technos Corp.	15,100	271,562
Suzuden Corp.	14,500	167,106
Suzuki Co. Ltd.	11,900	176,222
Tachibana Eletech Co. Ltd.	15,700	310,843
Tamura Corp.	43,400	144,289
Tokyo Electron Device Ltd.	16,800	338,992
Tomen Devices Corp.(a)	5,000	230,220
Tsuzuki Denki Co. Ltd.	18,400	417,375
Yashima Denki Co. Ltd.(a)	10,100	151,550
Yokowo Co. Ltd.	13,400	134,467
Total Electronic Equipment, Instruments & Components		22,112,929

See Notes to Financial Statements.

74    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) September 30, 2025
Investments	Shares	Value
Energy Equipment & Services – 0.5%
Modec, Inc.	19,200	$1,075,153
Toyo Kanetsu KK	12,800	403,887
Total Energy Equipment & Services		1,479,040
Entertainment – 0.4%
Daiichikosho Co. Ltd.	47,600	539,060
Marvelous, Inc.	57,700	240,278
Tohokushinsha Film Corp.(a)	99,200	432,575
Total Entertainment		1,211,913
Financial Services – 0.8%
eGuarantee, Inc.	17,800	197,182
Financial Partners Group Co. Ltd.	78,100	1,258,082
Japan Investment Adviser Co. Ltd.	22,600	306,057
Japan Securities Finance Co. Ltd.	38,200	481,881
Kyushu Leasing Service Co. Ltd.	19,100	177,311
Total Financial Services		2,420,513
Food Products – 4.6%
Ariake Japan Co. Ltd.	9,928	399,984
Chubu Shiryo Co. Ltd.	23,500	275,600
DyDo Group Holdings, Inc.	8,200	139,697
Ezaki Glico Co. Ltd.	17,700	606,799
Feed One Co. Ltd.	32,400	248,564
Fuji Oil Co. Ltd.	20,300	493,325
Fujicco Co. Ltd.	13,300	148,143
Fujiya Co. Ltd.	5,400	95,067
Hokuto Corp.	17,391	224,799
House Foods Group, Inc.	21,900	430,111
Itoham Yonekyu Holdings, Inc.	39,800	1,533,412
J-Oil Mills, Inc.	20,500	285,114
Kagome Co. Ltd.	16,800	327,502
Kakiyasu Honten Co. Ltd.(a)	11,000	200,359
Kameda Seika Co. Ltd.	5,200	145,418
Kanro, Inc.	25,900	412,303
Kotobuki Spirits Co. Ltd.	32,000	393,270
Kyokuyo Co. Ltd.	6,100	204,249
Maruha Nichiro Corp.	23,332	542,046
Megmilk Snow Brand Co. Ltd.	29,300	587,448
Mitsui DM Sugar Co. Ltd.	20,298	439,812
Morinaga & Co. Ltd.	36,274	643,395
Morinaga Milk Industry Co. Ltd.	36,900	865,502
Nichimo Co. Ltd.	9,500	160,815
Nippn Corp.	52,083	817,472
Nisshin Oillio Group Ltd.(a)	19,900	700,681
Nissui Corp.	123,000	868,250
Prima Meat Packers Ltd.	25,400	405,031
Riken Vitamin Co. Ltd.	22,100	435,461
S Foods, Inc.	14,500	266,760
Sakata Seed Corp.	12,500	308,511
Showa Sangyo Co. Ltd.	21,900	452,280
Investments	Shares	Value
Starzen Co. Ltd.	34,000	$276,494
Warabeya Nichiyo Holdings Co. Ltd.	13,000	259,938
Wellneo Sugar Co. Ltd.	13,300	232,796
Total Food Products		14,826,408
Gas Utilities – 0.9%
Hokkaido Gas Co. Ltd.	63,600	295,423
Nippon Gas Co. Ltd.	88,100	1,651,222
Saibu Gas Holdings Co. Ltd.	21,000	281,119
Shizuoka Gas Co. Ltd.	64,592	511,278
Total Gas Utilities		2,739,042
Ground Transportation – 1.3%
Fukuyama Transporting Co. Ltd.	7,211	179,683
Ichinen Holdings Co. Ltd.	14,200	193,551
Keikyu Corp.(a)	66,100	671,809
Maruzen Showa Unyu Co. Ltd.	7,600	357,653
Nagoya Railroad Co. Ltd.	35,800	428,456
Nankai Electric Railway Co. Ltd.	30,900	583,749
Nikkon Holdings Co. Ltd.(a)	43,320	1,000,832
Nishi-Nippon Railroad Co. Ltd.	11,200	177,269
Sakai Moving Service Co. Ltd.	7,400	150,069
Sotetsu Holdings, Inc.	26,900	485,415
Total Ground Transportation		4,228,486
Health Care Equipment & Supplies – 1.3%
Eiken Chemical Co. Ltd.	11,970	194,036
Fukuda Denshi Co. Ltd.	10,300	470,068
Hogy Medical Co. Ltd.	5,800	210,895
Japan Lifeline Co. Ltd.	55,000	561,228
Mani, Inc.	35,100	302,432
Mizuho Medy Co. Ltd.	21,300	233,790
Nagaileben Co. Ltd.	15,726	214,032
Nipro Corp.(a)	44,300	451,594
Paramount Bed Holdings Co. Ltd.	28,342	696,628
PHC Holdings Corp.(a)	69,900	463,365
Shofu, Inc.	15,200	199,874
Total Health Care Equipment & Supplies		3,997,942
Health Care Providers & Services – 1.0%
As One Corp.	22,700	377,347
Charm Care Corp. KK	21,500	163,923
Elan Corp.	18,000	96,042
Falco Holdings Co. Ltd.	12,200	209,990
France Bed Holdings Co. Ltd.	22,400	195,357
HU Group Holdings, Inc.	38,200	883,319
Ship Healthcare Holdings, Inc.	30,614	473,042
Solasto Corp.	68,900	228,135
Tokai Corp.	15,100	224,938
Vital KSK Holdings, Inc.	38,500	342,547
Total Health Care Providers & Services		3,194,640

See Notes to Financial Statements.

WisdomTree Trust    75

Schedule of Investments (unaudited) (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) September 30, 2025
Investments	Shares	Value
Health Care Technology – 0.1%
EM Systems Co. Ltd.	39,500	$203,538
Hotels, Restaurants & Leisure – 2.6%
Create Restaurants Holdings, Inc.(a)	42,800	224,310
Curves Holdings Co. Ltd.	27,100	153,405
Doutor Nichires Holdings Co. Ltd.	19,400	346,267
Fast Fitness Japan, Inc.	14,600	173,893
Food & Life Cos. Ltd.	13,100	686,290
Fuji Kyuko Co. Ltd.	12,100	210,809
Genki Global Dining Concepts Corp.	7,600	172,909
Heiwa Corp.	52,500	747,943
Hiday Hidaka Corp.	11,298	274,255
Ichibanya Co. Ltd.	52,480	333,319
KOMEDA Holdings Co. Ltd.	19,500	410,637
Koshidaka Holdings Co. Ltd.	20,500	190,723
Kyoritsu Maintenance Co. Ltd.(a)	15,500	335,325
Monogatari Corp.	5,100	147,456
MOS Food Services, Inc.	6,100	163,564
Ohsho Food Service Corp.	18,500	463,486
Resorttrust, Inc.	90,316	1,148,481
Round One Corp.	90,100	797,378
Royal Holdings Co. Ltd.	13,700	253,898
Saizeriya Co. Ltd.	4,400	148,370
St. Marc Holdings Co. Ltd.	12,500	238,007
Tokyotokeiba Co. Ltd.	10,442	381,097
Toridoll Holdings Corp.	7,100	230,858
Yoshinoya Holdings Co. Ltd.	9,900	201,774
Total Hotels, Restaurants & Leisure		8,434,454
Household Durables – 2.2%
&Do Holdings Co. Ltd.	24,000	180,546
Casio Computer Co. Ltd.	133,100	1,095,911
Cleanup Corp.	30,600	164,101
ES-Con Japan Ltd.	65,000	454,210
Eslead Corp.	11,900	438,338
Foster Electric Co. Ltd.	12,700	201,054
Fuji Corp. Ltd.	41,500	227,894
Global Ltd.(a)	26,200	196,742
Hoosiers Holdings Co. Ltd.	34,300	300,997
JVCKenwood Corp.	47,600	371,943
Ki-Star Real Estate Co. Ltd.	8,100	307,140
LEC, Inc.	10,800	84,829
Meiwa Estate Co. Ltd.	19,000	142,933
Noritz Corp.	20,800	282,526
Sangetsu Corp.	42,700	897,745
Tama Home Co. Ltd.(a)	20,500	506,653
Tamron Co. Ltd.	112,428	787,913
TASUKI Holdings, Inc.	23,600	112,019
Zojirushi Corp.	23,400	257,949
Total Household Durables		7,011,443
Investments	Shares	Value
Household Products – 0.4%
Earth Corp.	7,500	$262,044
Pigeon Corp.	78,600	944,413
Transaction Co. Ltd.	20,600	168,360
Total Household Products		1,374,817
Industrial Conglomerates – 0.3%
Keihan Holdings Co. Ltd.	15,700	357,193
TOKAI Holdings Corp.	93,400	658,356
Total Industrial Conglomerates		1,015,549
Insurance – 0.1%
FP Partner, Inc.(a)	11,700	171,359
Zenhoren Co. Ltd.(a)	32,300	208,429
Total Insurance		379,788
Interactive Media & Services – 0.1%
ITmedia, Inc.	21,000	236,612
Kamakura Shinsho Ltd.	30,000	121,069
MTI Ltd.	20,700	107,785
Total Interactive Media & Services		465,466
IT Services – 2.0%
Base Co. Ltd.	10,200	250,019
Business Brain Showa-Ota, Inc.	12,500	250,448
Change Holdings, Inc.	17,100	132,113
Comture Corp.	12,800	140,667
Digital Information Technologies Corp.	10,300	181,123
DTS Corp.	75,528	669,951
Future Corp.	31,100	488,764
ID Holdings Corp.	18,100	284,702
I-NET Corp.	11,600	135,884
Itfor, Inc.	31,800	324,061
Japan Business Systems, Inc.	20,400	211,342
JBCC Holdings, Inc.	43,200	382,609
Mitsubishi Research Institute, Inc.	9,300	326,194
NSD Co. Ltd.	40,200	946,715
Simplex Holdings, Inc.	17,600	517,805
Softcreate Holdings Corp.	15,500	245,800
Startia Holdings, Inc.	10,200	188,205
TDC Soft, Inc.	25,800	241,779
TechMatrix Corp.	10,600	155,248
Uchida Yoko Co. Ltd.	5,200	424,986
Total IT Services		6,498,415
Leisure Products – 0.6%
Daikoku Denki Co. Ltd.	9,500	169,306
Furyu Corp.	18,900	141,157
GLOBERIDE, Inc.	15,000	247,419
Mizuno Corp.	29,869	540,204
Roland Corp.	17,600	402,207
Yonex Co. Ltd.	13,400	343,881
Total Leisure Products		1,844,174

See Notes to Financial Statements.

76    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) September 30, 2025
Investments	Shares	Value
Life Sciences Tools & Services – 0.1%
Shin Nippon Biomedical Laboratories Ltd.(a)	26,700	$307,886
Machinery – 5.2%
Aida Engineering Ltd.	33,100	209,782
Airman Corp	13,100	173,945
Anest Iwata Corp.	21,300	226,146
Bando Chemical Industries Ltd.	28,000	372,360
Daihatsu Infinearth Mfg Co. Ltd.	15,100	310,312
Furukawa Co. Ltd.	12,300	239,196
Galilei Co. Ltd.	7,600	195,037
Glory Ltd.	34,000	843,295
Iwaki Co. Ltd.	8,500	148,837
Kanadevia Corp.	48,900	338,726
Kitz Corp.	40,189	459,894
Kyokuto Kaihatsu Kogyo Co. Ltd.	26,280	484,192
Makino Milling Machine Co. Ltd.	7,400	574,222
Max Co. Ltd.	24,700	943,278
Meidensha Corp.	11,000	438,704
METAWATER Co. Ltd.	11,600	238,386
Mitsubishi Logisnext Co. Ltd.	16,000	196,635
Mitsuboshi Belting Ltd.(a)	21,746	545,546
Morita Holdings Corp.	16,705	262,873
Nikkiso Co. Ltd.	18,200	182,758
Nissei ASB Machine Co. Ltd.	7,300	354,904
Nomura Micro Science Co. Ltd.	13,200	294,505
Noritake Co. Ltd.	14,200	454,792
NTN Corp.	278,300	641,455
Obara Group, Inc.	7,679	222,282
Oiles Corp.	17,400	271,336
OKUMA Corp.	29,240	669,203
Organo Corp.	8,900	683,387
OSG Corp.	38,000	545,743
Ryobi Ltd.	15,500	291,770
Shibaura Machine Co. Ltd.	10,261	292,506
Shibuya Corp.	7,100	164,177
Shinmaywa Industries Ltd.	27,485	344,667
Shinwa Co. Ltd.	8,600	195,660
Star Micronics Co. Ltd.	12,834	145,472
Takeuchi Manufacturing Co. Ltd.	19,700	690,971
Takuma Co. Ltd.	30,000	455,835
Tocalo Co. Ltd.	22,000	324,149
Torishima Pump Manufacturing Co. Ltd.	12,400	171,535
Tsubakimoto Chain Co.	71,735	1,043,833
Tsugami Corp.	16,600	267,965
Union Tool Co.	2,900	150,415
YAMABIKO Corp.	24,400	420,806
Total Machinery		16,481,492
Investments	Shares	Value
Marine Transportation – 0.3%
Iino Kaiun Kaisha Ltd.	54,900	$440,137
NS United Kaiun Kaisha Ltd.	16,600	569,875
Total Marine Transportation		1,010,012
Media – 0.6%
Intage Holdings, Inc.	13,700	159,556
Septeni Holdings Co. Ltd.	40,200	113,780
SKY Perfect JSAT Holdings, Inc.	111,200	1,050,370
ValueCommerce Co. Ltd.	26,900	144,805
Vector, Inc.	25,200	190,427
Zenrin Co. Ltd.	45,880	333,029
Total Media		1,991,967
Metals & Mining – 3.9%
Aichi Steel Corp.	28,100	512,587
Araya Industrial Co. Ltd.	5,700	192,206
ARE Holdings, Inc.	52,100	758,120
Chubu Steel Plate Co. Ltd.	19,500	287,710
Daido Steel Co. Ltd.	105,500	913,307
Daiki Aluminium Industry Co. Ltd.	31,000	236,564
Dowa Holdings Co. Ltd.	21,400	782,186
Godo Steel Ltd.	14,300	385,374
Kurimoto Ltd.(a)	80,500	1,006,761
Kyoei Steel Ltd.	38,414	596,167
Mitsubishi Materials Corp.	71,300	1,341,175
Mitsubishi Steel Manufacturing Co. Ltd.	16,000	184,392
Mitsui Kinzoku Co. Ltd.	24,400	1,900,816
Nakayama Steel Works Ltd.(a)	63,900	276,914
Nippon Denko Co. Ltd.	99,800	229,084
Nippon Light Metal Holdings Co. Ltd.	32,200	457,866
Nippon Yakin Kogyo Co. Ltd.	10,600	306,836
OSAKA Titanium Technologies Co. Ltd.(a)	17,800	313,972
Tokyo Steel Manufacturing Co. Ltd.	41,800	412,665
Tokyo Tekko Co. Ltd.	11,500	450,858
Topy Industries Ltd.	20,100	386,798
UACJ Corp.	62,000	674,639
Total Metals & Mining		12,606,997
Oil, Gas & Consumable Fuels – 0.7%
Fuji Oil Co. Ltd.	60,400	196,310
Itochu Enex Co. Ltd.	59,481	796,651
Sala Corp.	34,400	255,289
San-Ai Obbli Co. Ltd.	71,616	1,014,946
Total Oil, Gas & Consumable Fuels		2,263,196
Paper & Forest Products – 0.3%
Chuetsu Pulp & Paper Co. Ltd.	18,100	207,491
Daio Paper Corp.(a)	44,900	270,887
Nippon Paper Industries Co. Ltd.	25,400	209,481
Tokushu Tokai Paper Co. Ltd.	31,200	328,510
Total Paper & Forest Products		1,016,369
See Notes to Financial Statements.

WisdomTree Trust    77

Schedule of Investments (unaudited) (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) September 30, 2025
Investments	Shares	Value
Personal Care Products – 0.8%
Mandom Corp.	25,600	$386,553
Milbon Co. Ltd.	13,700	229,964
Noevir Holdings Co. Ltd.	30,000	906,998
Pola Orbis Holdings, Inc.	107,000	967,590
Shinnihonseiyaku Co. Ltd.	12,400	192,274
Total Personal Care Products		2,683,379
Pharmaceuticals – 1.3%
ASKA Pharmaceutical Holdings Co. Ltd.	14,200	219,992
Astena Holdings Co. Ltd.	45,000	160,578
Daito Pharmaceutical Co. Ltd.	16,000	133,257
Fuji Pharma Co. Ltd.	19,800	207,271
JCR Pharmaceuticals Co. Ltd.	61,000	266,825
Kyorin Pharmaceutical Co. Ltd.	32,585	326,545
Mochida Pharmaceutical Co. Ltd.	12,322	264,904
Nippon Shinyaku Co. Ltd.	29,700	670,279
Sawai Group Holdings Co. Ltd.	43,572	591,394
Towa Pharmaceutical Co. Ltd.	14,600	291,832
Tsumura & Co.(a)	24,400	598,249
ZERIA Pharmaceutical Co. Ltd.	21,500	295,091
Total Pharmaceuticals		4,026,217
Professional Services – 2.2%
Altech Corp.	12,360	233,834
Dip Corp.	25,900	407,743
en, Inc./Japan	17,800	196,579
Forum Engineering, Inc.	55,600	476,243
FULLCAST Holdings Co. Ltd.	15,600	187,599
Funai Soken Holdings, Inc.	17,410	304,618
JAC Recruitment Co. Ltd.	102,700	753,117
Link & Motivation, Inc.	30,800	110,533
Matching Service Japan Co. Ltd.	23,400	159,396
MEITEC Group Holdings, Inc.	68,200	1,474,045
Nomura Co. Ltd.	51,400	368,572
Open Up Group, Inc.	37,800	464,806
Quick Co. Ltd.	12,900	219,331
SMS Co. Ltd.	9,100	96,062
Tanseisha Co. Ltd.	24,600	234,198
TKC Corp.	21,900	627,261
Transcosmos, Inc.	13,400	334,807
UT Group Co. Ltd.	17,500	323,967
Yamada Consulting Group Co. Ltd.	12,700	159,949
Total Professional Services		7,132,660
Real Estate Management & Development – 3.2%
Airport Facilities Co. Ltd.	54,100	386,468
Aoyama Zaisan Networks Co. Ltd.	19,500	269,357
Arealink Co. Ltd.(a)	15,200	229,516
B-Lot Co. Ltd.	23,700	300,252
Cosmos Initia Co. Ltd.	18,800	174,271
Dear Life Co. Ltd.	39,400	316,406
Global Link Management KK	14,000	272,824
Investments	Shares	Value
Good Com Asset Co. Ltd.(a)	23,500	$247,913
Grandy House Corp.	38,000	150,008
Heiwa Real Estate Co. Ltd.(a)	31,736	507,570
Ichigo, Inc.	148,600	424,615
JALCO Holdings, Inc.(a)	130,500	372,895
Japan Property Management Center Co. Ltd.	26,400	235,604
JINUSHI Co. Ltd.	18,800	388,895
JSB Co. Ltd.	8,100	225,967
Kasumigaseki Capital Co. Ltd.(a)	3,000	195,010
Katitas Co. Ltd.	30,400	576,979
Keihanshin Building Co. Ltd.	16,800	186,445
LA Holdings Co. Ltd.*	5,100	312,869
Leopalace21 Corp.	128,200	619,798
Loadstar Capital KK	16,000	347,225
Mirarth Holdings, Inc.(a)	151,900	401,131
Mugen Estate Co. Ltd.	23,800	345,997
Relo Group, Inc.	43,300	523,200
Starts Corp., Inc.	32,700	1,124,799
Sun Frontier Fudousan Co. Ltd.	27,400	434,511
Tosei Corp.	23,400	551,390
Total Real Estate Management & Development		10,121,915
Semiconductors & Semiconductor Equipment – 0.7%
Japan Material Co. Ltd.	18,700	231,463
Micronics Japan Co. Ltd.	6,400	254,812
Shibaura Mechatronics Corp.	4,500	398,551
Shindengen Electric Manufacturing Co. Ltd.	10,200	219,630
Tera Probe, Inc.	6,400	226,644
Towa Corp.	23,600	341,492
Yamaichi Electronics Co. Ltd.	10,200	242,767
Total Semiconductors & Semiconductor Equipment		1,915,359
Software – 1.1%
Celsys, Inc.	17,200	218,487
Computer Engineering & Consulting Ltd.	24,800	401,005
Cresco Ltd.	26,700	298,665
Digital Arts, Inc.	3,700	192,409
Fukui Computer Holdings, Inc.	7,700	174,141
I’ll, Inc.	5,360	98,065
Intelligent Wave, Inc.	18,500	132,657
Justsystems Corp.	6,000	194,806
Miroku Jyoho Service Co. Ltd.	20,600	264,466
Systena Corp.	282,900	1,015,249
Toho System Science Co. Ltd.(a)	11,700	94,275
UNITED, Inc.(a)	46,500	179,470
WingArc1st, Inc.	13,400	296,699
Total Software		3,560,394
Specialty Retail – 4.3%
Alleanza Holdings Co. Ltd.	20,100	144,811
Alpen Co. Ltd.	14,200	226,435
and ST HD Co. Ltd.	22,900	464,869

See Notes to Financial Statements.

78    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) September 30, 2025
Investments	Shares	Value
AOKI Holdings, Inc.	53,300	$641,325
Aoyama Trading Co. Ltd.	49,000	808,565
ARCLANDS Corp.	21,736	286,850
Asahi Co. Ltd.	23,200	220,399
Autobacs Seven Co. Ltd.	44,000	481,159
Bic Camera, Inc.	38,100	422,058
DCM Holdings Co. Ltd.	55,445	601,810
EDION Corp.(a)	38,539	564,966
Geo Holdings Corp.	14,700	164,135
Hard Off Corp. Co. Ltd.	16,300	202,529
Honeys Holdings Co. Ltd.	22,500	235,383
IDOM, Inc.	60,100	428,108
Japan Eyewear Holdings Co. Ltd.*(a)	10,000	148,153
JINS Holdings, Inc.	4,500	279,108
Joshin Denki Co. Ltd.	13,300	231,715
Joyful Honda Co. Ltd.	23,200	341,673
Kohnan Shoji Co. Ltd.	13,000	371,026
Kojima Co. Ltd.(a)	20,500	156,993
Komehyo Holdings Co. Ltd.	5,000	101,195
Komeri Co. Ltd.	11,737	262,262
K’s Holdings Corp.	73,700	797,458
KU Holdings Co. Ltd.	37,000	294,878
Nafco Co. Ltd.	12,200	168,356
New Art Holdings Co. Ltd.(a)	20,400	197,390
Nextage Co. Ltd.	27,100	433,424
Nishimatsuya Chain Co. Ltd.	12,700	183,941
Nissan Tokyo Sales Holdings Co. Ltd.	76,900	262,434
Nojima Corp.	26,000	713,884
PAL GROUP Holdings Co. Ltd.	39,600	673,027
Sac’s Bar Holdings, Inc.	32,700	174,698
Scroll Corp.	27,900	212,719
Syuppin Co. Ltd.	22,200	183,240
United Arrows Ltd.	16,300	231,004
VT Holdings Co. Ltd.	91,000	303,775
World Co. Ltd.	23,800	460,094
Xebio Holdings Co. Ltd.	20,000	156,279
Yellow Hat Ltd.	44,200	505,793
Total Specialty Retail		13,737,921
Technology Hardware, Storage & Peripherals – 0.6%
Elecom Co. Ltd.	40,900	511,233
MCJ Co. Ltd.	36,700	341,442
Mimaki Engineering Co. Ltd.	18,300	219,077
Riso Kagaku Corp.	35,200	289,351
Toshiba TEC Corp.	11,500	235,941
Wacom Co. Ltd.	63,800	353,808
Total Technology Hardware, Storage & Peripherals		1,950,852
Textiles, Apparel & Luxury Goods – 1.4%
Baroque Japan Ltd.	32,700	171,156
Daidoh Ltd.*(a)	53,400	356,518
Fujibo Holdings, Inc.	4,600	202,146
Investments	Shares	Value
Gunze Ltd.	14,666	$375,377
Hagihara Industries, Inc.(a)	12,700	146,878
Japan Wool Textile Co. Ltd.	30,625	345,266
Kurabo Industries Ltd.	10,776	515,141
Morito Co. Ltd.	26,700	289,626
Onward Holdings Co. Ltd.	89,333	422,817
Seiko Group Corp.	14,900	659,823
Wacoal Holdings Corp.	17,300	660,208
Yondoshi Holdings, Inc.	32,600	380,335
Total Textiles, Apparel & Luxury Goods		4,525,291
Trading Companies & Distributors – 2.8%
Alconix Corp.	22,100	316,345
Chori Co. Ltd.	13,000	346,379
Daiichi Jitsugyo Co. Ltd.	13,400	247,068
Hanwa Co. Ltd.	21,322	909,562
Inaba Denki Sangyo Co. Ltd.	36,388	1,036,806
Inabata & Co. Ltd.	25,041	591,753
Japan Pulp & Paper Co. Ltd.	41,000	198,219
Kamei Corp.	14,500	283,942
Kanaden Corp.	15,500	218,198
Kanamoto Co. Ltd.	10,328	251,757
Kanematsu Corp.	64,300	1,356,663
MARUKA FURUSATO Corp.	7,700	121,742
Meiwa Corp.	43,300	248,040
Nichiden Corp.	8,900	163,977
Nishio Holdings Co. Ltd.	8,800	255,625
Sanyo Trading Co. Ltd.	15,300	166,173
Seika Corp.	26,400	353,585
Senshu Electric Co. Ltd.	6,600	197,082
Sumiseki Holdings, Inc.(a)	43,300	176,795
Totech Corp.	19,700	420,852
Trusco Nakayama Corp.	14,500	234,458
Wakita & Co. Ltd.	19,700	247,576
Yamazen Corp.	39,806	376,268
Yuasa Trading Co. Ltd.	9,000	308,968
Total Trading Companies & Distributors		9,027,833
Wireless Telecommunication Services – 0.3%
Okinawa Cellular Telephone Co.	57,400	1,015,192
TOTAL COMMON STOCKS (Cost: $258,077,912)		316,123,811
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree Japan Hedged Equity Fund(a)(b) (Cost: $328,098)	3,159	404,447
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c) (Cost: $172,348)	172,348	172,348

See Notes to Financial Statements.

WisdomTree Trust    79

Schedule of Investments (unaudited) (concluded) WisdomTree Japan SmallCap Dividend Fund (DFJ) September 30, 2025
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.2%
United States – 3.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(c)	7,977,585	$7,977,585
WisdomTree Government Money Market Digital Fund(b)(c)	2,300,000	2,300,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $10,277,585)		10,277,585
TOTAL INVESTMENTS IN SECURITIES – 102.1% (Cost: $268,855,943)		326,978,191
Other Liabilities less Assets – (2.1)%		(6,685,026)
NET ASSETS – 100.0%		$320,293,165

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $22,262,524 and the total market value of the collateral held by the Fund was $23,263,427. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,985,842.

(b)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2025.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Dividend Income	Securities Lending Income
WisdomTree Government Money Market Digital Fund	$—	$2,300,000	$—	$—	$—	$2,300,000	$—	$213
WisdomTree Japan Hedged Equity Fund	417,142	858,746	959,671	31,519	56,711	404,447	15,860	—
Total	$417,142	$3,158,746	$959,671	$31,519	$56,711	$2,704,447	$15,860	$213

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$316,123,811	$—	$—	$316,123,811
Exchange-Traded Fund	404,447	—	—	404,447
Mutual Fund	—	172,348	—	172,348
Investment of Cash Collateral for Securities Loaned	—	10,277,585	—	10,277,585
Total Investments in Securities	$316,528,258	$10,449,933	$—	$326,978,191

See Notes to Financial Statements.

80    WisdomTree Trust

Statements of Assets and Liabilities (unaudited) WisdomTree Trust September 30, 2025
	WisdomTree Europe Defense Fund	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International AI Enhanced Value Fund
ASSETS:
Investments in securities, at cost	$19,913,801	$67,860,321	$152,452,978	$50,251,795
Investments in affiliates, at cost (Note 3)	—	—	558,278	—
Foreign currency, at cost	1,372	34,924	58,258	127,775
Investments in securities, at value[1,2] (Note 2)	21,704,741	80,170,876	183,106,773	56,357,441
Investments in affiliates, at value (Note 3)	—	—	560,705	—
Foreign currency, at value	1,373	34,973	58,282	127,829
Receivables:
Due from broker	—	142	—	—
Investment securities sold	—	36,698	—	—
Dividends	927	43,329	267,543	185,125
Securities lending income	—	40	6,711	155
Foreign tax reclaims	—	575,236	1,215,156	503,254
Deposits at broker	—	—	40,000	—
Other (Note 6)	—	36,583	748,061	150,969
Total Assets	21,707,041	80,897,877	186,003,231	57,324,773
LIABILITIES:
Unrealized depreciation on foreign currency contracts	—	32	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	—	109,785	5,856,458	141,352
Investment securities purchased	—	—	—	—
Due to broker	—	—	—	2,764
Advisory fees (Note 3)	4,903	38,228	85,650	27,346
Service fees (Note 2)	48	290	650	208
Cash due to custodian	—	1,712	—	936
Other (Note 6)	—	10,975	224,419	45,291
Total Liabilities	4,951	161,022	6,167,177	217,897
NET ASSETS	$21,702,090	$80,736,855	$179,836,054	$57,106,876
NET ASSETS:
Paid-in capital	$19,835,296	$80,870,001	$468,059,583	$116,495,831
Total distributable earnings (loss)	1,866,794	(133,146)	(288,223,529)	(59,388,955)
NET ASSETS	$21,702,090	$80,736,855	$179,836,054	$57,106,876
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	650,000	2,300,000	2,550,000	1,150,000
Net asset value per share	$33.39	$35.10	$70.52	$49.66
[1] Includes market value of securities out on loan of:	$—	$104,367	$6,036,968	$681,457
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

WisdomTree Trust    81

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Trust September 30, 2025
	WisdomTree International Equity Fund	WisdomTree International High Dividend Fund	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund
ASSETS:
Investments in securities, at cost	$402,567,321	$386,185,069	$454,370,910	$117,335,418
Investments in affiliates, at cost (Note 3)	—	2,688,249	—	—
Foreign currency, at cost	331,599	203,594	586,569	18,133
Investments in securities, at value[1,2] (Note 2)	603,511,714	494,372,362	671,233,383	158,002,464
Investments in affiliates, at value (Note 3)	—	2,687,889	—	—
Foreign currency, at value	332,237	203,537	589,231	18,136
Receivables:
Due from broker	—	52	—	25,000
Dividends	1,471,548	1,102,932	1,034,745	515,745
Securities lending income	3,936	7,260	1,550	1,493
Foreign tax reclaims	3,404,114	1,908,702	3,500,638	541,557
Other (Note 6)	462,418	153,380	257,205	106,834
Total Assets	609,185,967	500,436,114	676,616,752	159,211,229
LIABILITIES:
Unrealized depreciation on foreign currency contracts	—	70	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	8,386,185	10,035,638	7,749,321	3,828,320
Capital shares redeemed	2	313	—	—
Advisory fees (Note 3)	236,057	231,466	261,414	75,614
Service fees (Note 2)	2,164	1,757	2,396	574
Cash due to custodian	4,074	15,565	124,566	—
Other (Note 6)	138,725	46,014	77,162	32,050
Total Liabilities	8,767,207	10,330,823	8,214,859	3,936,558
NET ASSETS	$600,418,760	$490,105,291	$668,401,893	$155,274,671
NET ASSETS:
Paid-in capital	$601,653,460	$481,199,456	$572,264,467	$158,137,156
Total distributable earnings (loss)	(1,234,700)	8,905,835	96,137,426	(2,862,485)
NET ASSETS	$600,418,760	$490,105,291	$668,401,893	$155,274,671
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	9,050,000	10,000,000	10,750,000	2,000,000
Net asset value per share	$66.34	$49.01	$62.18	$77.64
[1] Includes market value of securities out on loan of:	$9,314,572	$12,916,855	$6,748,880	$3,907,967
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
See Notes to Financial Statements.

82    WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded) WisdomTree Trust September 30, 2025
	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Japan SmallCap Dividend Fund
ASSETS:
Investments in securities, at cost	$34,314,853	$634,229,713	$831,324,494	$266,227,845
Investments in affiliates, at cost (Note 3)	—	3,400,000	11,730,180	2,628,098
Foreign currency, at cost	18,021	252,786	518,473	11,043
Investments in securities, at value[1,2] (Note 2)	38,512,267	747,460,932	1,060,093,059	324,273,744
Investments in affiliates, at value (Note 3)	—	3,400,000	11,805,064	2,704,447
Cash	—	13,858	474,371	—
Foreign currency, at value	18,054	253,027	519,780	11,048
Unrealized appreciation on foreign currency contracts	80,727	—	—	—
Receivables:
Due from broker	779	—	—	—
Dividends	96,761	1,535,512	4,627,339	3,269,316
Securities lending income	34	5,787	279,060	21,072
Foreign tax reclaims	182,718	3,363,933	3,975,059	444,910
Other (Note 6)	33,630	134,990	1,213,512	—
Total Assets	38,924,970	756,168,039	1,082,987,244	330,724,537
LIABILITIES:
Unrealized depreciation on foreign currency contracts	97,142	—	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	376,290	15,331,515	48,462,218	10,277,585
Capital shares redeemed	19	—	16	—
Due to broker	—	—	738	—
Advisory fees (Note 3)	12,085	255,118	489,991	152,628
Service fees (Note 2)	140	2,673	3,746	1,159
Cash due to custodian	13,592	—	—	—
Other (Note 6)	10,090	40,648	364,054	—
Total Liabilities	509,358	15,629,954	49,320,763	10,431,372
NET ASSETS	$38,415,612	$740,538,085	$1,033,666,481	$320,293,165
NET ASSETS:
Paid-in capital	$35,572,374	$690,896,205	$1,196,444,462	$382,789,844
Total distributable earnings (loss)	2,843,238	49,641,880	(162,777,981)	(62,496,679)
NET ASSETS	$38,415,612	$740,538,085	$1,033,666,481	$320,293,165
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,200,000	18,550,000	12,950,000	3,350,000
Net asset value per share	$32.01	$39.92	$79.82	$95.61
[1] Includes market value of securities out on loan of:	$359,790	$12,631,807	$71,379,344	$22,262,524
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

WisdomTree Trust    83

Statements of Operations (unaudited) WisdomTree Trust For the Six Months Ended September 30, 2025
	WisdomTree Europe Defense Fund[1]	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International AI Enhanced Value Fund
INVESTMENT INCOME:
Dividends	$5,844	$1,387,233	$6,013,740	$1,512,425
Dividends from affiliates (Note 3)	—	—	17,399	—
Interest	—	—	—	—
Other income (Note 6)	—	—	7,252	—
Securities lending income, net (Note 2)	—	449	25,940	3,270
Less: Foreign withholding taxes on dividends	—	(142,098)	(644,109)	(125,619)
Total investment income	5,844	1,245,584	5,420,222	1,390,076
EXPENSES:
Advisory fees (Note 3)	7,714	217,994	492,907	154,359
Service fees (Note 2)	75	1,654	3,739	1,171
Other fees (Note 6)	—	—	2,176	—
Total expenses	7,789	219,648	498,822	155,530
Expense waivers (Note 3)	—	—	(463)	—
Net expenses	7,789	219,648	498,359	155,530
Net investment income (loss)	(1,945)	1,025,936	4,921,863	1,234,546
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(30,458)	(107,547)	(67,633)	1,980,978
Investment transactions in affiliates (Note 3)	—	—	83,601	—
In-kind redemptions	108,229	—	—	44,920
Futures contracts	—	—	201,671	—
Foreign currency contracts	(1,521)	(4,913)	(30,639)	10,701
Foreign currency related transactions	1,550	15,090	69,148	(1,830)
Net realized gain (loss)	77,800	(97,370)	256,148	2,034,769
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	1,790,940	6,168,387	24,522,484	4,610,053
Investment transactions in affiliates (Note 3)	—	—	(10,136)	—
Foreign currency contracts	—	(32)	—	—
Translation of assets and liabilities denominated in foreign currencies	(1)	49,475	119,612	49,336
Net increase in unrealized appreciation/depreciation	1,790,939	6,217,830	24,631,960	4,659,389
Net realized and unrealized gain on investments	1,868,739	6,120,460	24,888,108	6,694,158
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,866,794	$7,146,396	$29,809,971	$7,928,704

1   For the period July 17, 2025 (commencement of operations) through September 30, 2025.

See Notes to Financial Statements.

84    WisdomTree Trust

Statements of Operations (unaudited) (continued) WisdomTree Trust For the Six Months Ended September 30, 2025
	WisdomTree International Equity Fund	WisdomTree International High Dividend Fund	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund
INVESTMENT INCOME:
Dividends	$14,360,011	$14,533,531	$14,690,407	$4,515,634
Dividends from affiliates (Note 3)	—	22,621	—	—
Interest	—	—	134	—
Other income (Note 6)	4,350	1,821	—	485
Securities lending income, net (Note 2)[1]	30,232	48,105	34,877	6,475
Less: Foreign withholding taxes on dividends	(1,530,095)	(1,479,380)	(1,502,129)	(508,549)
Total investment income	12,864,498	13,126,698	13,223,289	4,014,045
EXPENSES:
Advisory fees (Note 3)	1,363,668	1,252,890	1,466,635	434,042
Service fees (Note 2)	12,500	9,505	13,444	3,292
Other fees (Note 6)	1,305	846	—	82
Total expenses	1,377,473	1,263,241	1,480,079	437,416
Expense waivers (Note 3)	—	(169)	—	—
Net expenses	1,377,473	1,263,072	1,480,079	437,416
Net investment income	11,487,025	11,863,626	11,743,210	3,576,629
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	1,748,019	166,554	3,548	844,599
Investment transactions in affiliates (Note 3)	—	(16,952)	—	—
In-kind redemptions	—	—	—	2,049,323
Foreign currency contracts	(41,932)	(10,123)	(5,788)	(16,961)
Foreign currency related transactions	171,191	152,404	88,225	72,376
Net realized gain	1,877,278	291,883	85,985	2,949,337
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	76,691,064	63,834,883	77,150,179	20,696,454
Investment transactions in affiliates (Note 3)	—	(365)	—	—
Foreign currency contracts	(577)	(70)	(259)	(58)
Translation of assets and liabilities denominated in foreign currencies	275,453	132,642	304,236	38,365
Net increase in unrealized appreciation/depreciation	76,965,940	63,967,090	77,454,156	20,734,761
Net realized and unrealized gain on investments	78,843,218	64,258,973	77,540,141	23,684,098
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,330,243	$76,122,599	$89,283,351	$27,260,727
[1] Includes securities lending income from affiliate of:	$—	$204	$—	$—

See Notes to Financial Statements.

WisdomTree Trust    85

Statements of Operations (unaudited) (concluded) WisdomTree Trust For the Six Months Ended September 30, 2025
	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Japan SmallCap Dividend Fund
INVESTMENT INCOME:
Dividends	$873,529	$13,972,840	$29,342,889	$4,862,614
Dividends from affiliates (Note 3)	—	—	118,181	15,860
Other income (Note 6)	—	69,318	10,560	—
Securities lending income, net (Note 2)[1]	791	27,524	963,083	116,724
Less: Foreign withholding taxes on dividends	(89,009)	(1,313,231)	(2,924,287)	(560,083)
Total investment income	785,311	12,756,451	27,510,426	4,435,115
EXPENSES:
Advisory fees (Note 3)	72,467	1,584,966	2,861,350	854,924
Service fees (Note 2)	839	16,605	21,707	6,485
Other fees (Note 6)	—	86,657	3,168	—
Total expenses	73,306	1,688,228	2,886,225	861,409
Expense waivers (Note 3)	—	—	(4,554)	(756)
Expense waivers – contractual (Note 3)	—	(258)	(6,499)	—
Net expenses	73,306	1,687,970	2,875,172	860,653
Net investment income	712,005	11,068,481	24,635,254	3,574,462
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(313,312)	552,867	4,993,390	1,718,135
Investment transactions in affiliates (Note 3)	—	—	32,274	31,519
In-kind redemptions	3,065,829	19,574,085	10,595,145	2,685,985
Futures contracts	(19,339)	—	694,001	—
Foreign currency contracts	(889,370)	(56,719)	(127,029)	3,490
Foreign currency related transactions	16,610	172,786	430,238	93,455
Net realized gain	1,860,418	20,243,019	16,618,019	4,532,584
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	1,457,660	68,584,213	171,046,105	53,215,864
Investment transactions in affiliates (Note 3)	—	—	80,573	56,711
Foreign currency contracts	574,366	—	134	—
Translation of assets and liabilities denominated in foreign currencies	15,049	267,192	295,006	30,294
Net increase in unrealized appreciation/depreciation	2,047,075	68,851,405	171,421,818	53,302,869
Net realized and unrealized gain on investments	3,907,493	89,094,424	188,039,837	57,835,453
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,619,498	$100,162,905	$212,675,091	$61,409,915
[1] Includes securities lending income from affiliate of:	$—	$315	$141,879	$213
See Notes to Financial Statements.

86    WisdomTree Trust

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree Europe Defense Fund	WisdomTree Europe Quality Dividend Growth Fund
	For the Period July 17, 2025* through September 30, 2025 (unaudited)	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(1,945)	$1,025,936	$1,584,906
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	77,800	(97,370)	3,188,557
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,790,939	6,217,830	(3,991,067)
Net increase in net assets resulting from operations	1,866,794	7,146,396	782,396
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(1,207,000)	(1,488,120)
Total distributions to shareholders	—	(1,207,000)	(1,488,120)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	20,618,459	10,172,877	1,602,141
Cost of shares redeemed	(783,283)	—	(9,368,006)
Net increase (decrease) in net assets resulting from capital share transactions	19,835,176	10,172,877	(7,765,865)
Net Increase (Decrease) in Net Assets	21,701,970	16,112,273	(8,471,589)
NET ASSETS:
Beginning of period	$120	$64,624,582	$73,096,170
End of period	$21,702,090	$80,736,855	$64,624,581
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	4	2,000,000	2,250,000
Shares created	675,000	300,000	50,000
Shares redeemed	(25,004)	—	(300,000)
Shares outstanding, end of period	650,000	2,300,000	2,000,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust    87

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Europe SmallCap Dividend Fund		WisdomTree International AI Enhanced Value Fund
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$4,921,863	$7,566,227	$1,234,546	—
Net realized gain on investments, futures contracts, foreign currency contracts and foreign currency related transactions	256,148	7,191,539	2,034,769	3,489,454
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts, written options, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	24,631,960	(5,479,808)	4,659,389	160,908
Net increase in net assets resulting from operations	29,809,971	9,277,958	7,928,704	6,518,944
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(5,048,500)	(7,727,206)	(1,578,500)	(3,145,102)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,170,251	—	2,491,575	2,176,034
Cost of shares redeemed	—	(44,797,830)	(2,107,546)	(29,206,315)
Net increase (decrease) in net assets resulting from capital share transactions	10,170,251	(44,797,830)	384,029	(27,030,281)
Net Increase (Decrease) in Net Assets	34,931,722	(43,247,078)	6,734,233	(23,656,437)
NET ASSETS:
Beginning of period	$144,904,332	$188,151,410	$50,372,643	$74,029,082
End of period	$179,836,054	$144,904,332	$57,106,876	$50,372,643
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	2,400,000	3,150,000	1,150,000	1,800,000
Shares created	150,000	—	50,000	50,000
Shares redeemed	—	(750,000)	(50,000)	(700,000)
Shares outstanding, end of period	2,550,000	2,400,000	1,150,000	1,150,000

See Notes to Financial Statements.

88    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree International Equity Fund		WisdomTree International High Dividend Fund
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$11,487,025	$19,943,841	$11,863,626	$16,883,509
Net realized gain on investments, foreign currency contracts and foreign currency related transactions	1,877,278	26,572,269	291,883	7,862,356
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	76,965,940	(1,509,447)	63,967,090	10,844,228
Net increase in net assets resulting from operations	90,330,243	45,006,663	76,122,599	35,590,093
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(12,660,750)	(19,101,802)	(12,611,500)	(16,308,470)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,121,104	2,739,819	58,341,116	33,351,948
Cost of shares redeemed	—	(82,911,459)	—	(25,432,543)
Net increase (decrease) in net assets resulting from capital share transactions	3,121,104	(80,171,640)	58,341,116	7,919,405
Net Increase (Decrease) in Net Assets	80,790,597	(54,266,779)	121,852,215	27,201,028
NET ASSETS:
Beginning of period	$519,628,163	$573,894,942	$368,253,076	$341,052,048
End of period	$600,418,760	$519,628,163	$490,105,291	$368,253,076
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	9,000,000	10,450,000	8,750,000	8,600,000
Shares created	50,000	50,000	1,250,000	800,000
Shares redeemed	—	(1,500,000)	—	(650,000)
Shares outstanding, end of period	9,050,000	9,000,000	10,000,000	8,750,000

See Notes to Financial Statements.

WisdomTree Trust    89

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree International LargeCap Dividend Fund		WisdomTree International MidCap Dividend Fund
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$11,743,210	$18,431,765	$3,576,629	$4,710,918
Net realized gain on investments, foreign currency contracts and foreign currency related transactions	85,985	14,267,184	2,949,337	2,413,539
Net increase in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	77,454,156	14,147,752	20,734,761	4,093,924
Net increase in net assets resulting from operations	89,283,351	46,846,701	27,260,727	11,218,381
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(12,994,250)	(17,724,987)	(3,930,000)	(4,757,821)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	58,555,507	—	3,755,708	—
Cost of shares redeemed	—	(12,983,357)	(7,210,590)	(6,450,011)
Net increase (decrease) in net assets resulting from capital share transactions	58,555,507	(12,983,357)	(3,454,882)	(6,450,011)
Net Increase in Net Assets	134,844,608	16,138,357	19,875,845	10,549
NET ASSETS:
Beginning of period	$533,557,285	$517,418,928	$135,398,826	$135,388,277
End of period	$668,401,893	$533,557,285	$155,274,671	$135,398,826
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	9,750,000	10,000,000	2,050,000	2,150,000
Shares created	1,000,000	—	50,000	—
Shares redeemed	—	(250,000)	(100,000)	(100,000)
Shares outstanding, end of period	10,750,000	9,750,000	2,000,000	2,050,000

See Notes to Financial Statements.

90    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree International Multifactor Fund		WisdomTree International Quality Dividend Growth Fund
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$712,005	$1,094,069	$11,068,481	$16,887,032
Net realized gain on investments, futures contracts, foreign currency contracts and foreign currency related transactions	1,860,418	4,168,601	20,243,019	51,527,162
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	2,047,075	(1,260,367)	68,851,405	(109,880,044)
Net increase (decrease) in net assets resulting from operations	4,619,498	4,002,303	100,162,905	(41,465,850)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(810,000)	(1,118,075)	(12,115,000)	(18,334,695)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	15,520,476	5,684,755	21,732,848	119,488,548
Cost of shares redeemed	(12,760,862)	(19,163,476)	(115,787,470)	(291,323,830)
Net increase (decrease) in net assets resulting from capital share transactions	2,759,614	(13,478,721)	(94,054,622)	(171,835,282)
Net Increase (Decrease) in Net Assets	6,569,112	(10,594,493)	(6,006,717)	(231,635,827)
NET ASSETS:
Beginning of period	$31,846,500	$42,440,993	$746,544,802	$978,180,629
End of period	$38,415,612	$31,846,500	$740,538,085	$746,544,802
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	1,100,000	1,600,000	21,050,000	25,750,000
Shares created	500,000	200,000	550,000	3,200,000
Shares redeemed	(400,000)	(700,000)	(3,050,000)	(7,900,000)
Shares outstanding, end of period	1,200,000	1,100,000	18,550,000	21,050,000

See Notes to Financial Statements.

WisdomTree Trust    91

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree International SmallCap Dividend Fund		WisdomTree Japan SmallCap Dividend Fund
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$24,635,254	$40,706,682	$3,574,462	$6,604,546
Net realized gain on investments, futures contracts, foreign currency contracts and foreign currency related transactions	16,618,019	54,066,036	4,532,584	3,214,795
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	171,421,818	(49,004,175)	53,302,869	(3,823,141)
Net increase in net assets resulting from operations	212,675,091	45,768,543	61,409,915	5,996,200
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(26,659,500)	(40,687,926)	(4,024,500)	(4,002,170)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	—	19,650,011	31,370,432
Cost of shares redeemed	(48,156,610)	(208,535,526)	(9,359,250)	(30,767,046)
Net increase (decrease) in net assets resulting from capital share transactions	(48,156,610)	(208,535,526)	10,290,761	603,386
Net Increase (Decrease) in Net Assets	137,858,981	(203,454,909)	67,676,176	2,597,416
NET ASSETS:
Beginning of period	$895,807,500	$1,099,262,409	$252,616,989	$250,019,573
End of period	$1,033,666,481	$895,807,500	$320,293,165	$252,616,989
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	13,600,000	16,800,000	3,200,000	3,200,000
Shares created	—	—	250,000	400,000
Shares redeemed	(650,000)	(3,200,000)	(100,000)	(400,000)
Shares outstanding, end of period	12,950,000	13,600,000	3,350,000	3,200,000
See Notes to Financial Statements.

92    WisdomTree Trust

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Europe Defense Fund	For the Period July 17, 2025* through September 30, 2025 (unaudited)
Net asset value, beginning of period	$29.57
Investment Operations:
Net investment loss[1]	(0.01)
Net realized and unrealized gain	3.83
Total from investment operations	3.82
Net asset value, end of period	$33.39
TOTAL RETURN[2]	12.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$21,702
Ratio to average net assets of:
Expenses, net of expense waivers	0.45%[3]
Net investment loss	(0.11)%[3]
Portfolio turnover rate[4]	13%
WisdomTree Europe Quality Dividend Growth Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$32.31	$32.49	$30.10	$31.45	$31.24	$22.13
Investment Operations:
Net investment income[1]	0.47	0.76	0.64	0.72	1.08	0.66
Net realized and unrealized gain (loss)	2.86	(0.22)	2.39	(1.35)	0.21	9.10
Total from investment operations	3.33	0.54	3.03	(0.63)	1.29	9.76
Dividends to shareholders:
Net investment income	(0.54)	(0.72)	(0.64)	(0.72)	(1.08)	(0.65)
Net asset value, end of period	$35.10	$32.31	$32.49	$30.10	$31.45	$31.24
TOTAL RETURN[2]	10.35%	1.68%	10.22%	(1.64)%	4.02%	44.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$80,737	$64,625	$73,096	$69,241	$72,346	$46,856
Ratio to average net assets of:
Expenses	0.58%[3]	0.63%[5]	0.59%[5]	0.59%[5]	0.59%[5]	0.58%
Net investment income	2.73%[3]	2.36%	2.10%	2.63%	3.26%	2.37%
Portfolio turnover rate[4]	2%	35%	35%	43%	53%	61%

*   Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   Annualized.

4   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

WisdomTree Trust    93

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Europe SmallCap Dividend Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$60.38	$59.73	$58.32	$68.00	$69.71	$41.06
Investment Operations:
Net investment income[1]	1.98	2.75	2.59	3.42	2.03	1.31
Net realized and unrealized gain (loss)	10.17	0.71	1.48	(9.57)	(1.79)	28.62
Total from investment operations	12.15	3.46	4.07	(6.15)	0.24	29.93
Dividends to shareholders:
Net investment income	(2.01)	(2.81)	(2.66)	(3.53)	(1.95)	(1.28)
Net asset value, end of period	$70.52	$60.38	$59.73	$58.32	$68.00	$69.71
TOTAL RETURN[2]	20.25%	5.95%	7.40%	(8.50)%	0.18%	73.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$179,836	$144,904	$188,151	$250,797	$295,806	$310,227
Ratio to average net assets of:
Expenses[3,4]	0.59%[5,6]	0.67%[7]	0.61%[7]	0.65%[7]	0.73%[7]	0.58%
Net investment income	5.79%[5]	4.54%	4.57%	6.00%	2.77%	2.39%
Portfolio turnover rate[8]	7%	54%	41%	46%	68%	92%
WisdomTree International AI Enhanced Value Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[9]	For the Year Ended March 31, 2021[9]
Net asset value, beginning of period	$43.80	$41.13	$38.89	$40.53	$42.46	$31.66
Investment Operations:
Net investment income[1]	1.11	1.74	1.54	1.56	2.14	1.64
Net realized and unrealized gain (loss)	6.17	2.80	2.58	(1.46)	(1.98)	10.78
Total from investment operations	7.28	4.54	4.12	0.10	0.16	12.42
Dividends to shareholders:
Net investment income	(1.42)	(1.87)	(1.88)	(1.74)	(2.09)	(1.62)
Net asset value, end of period	$49.66	$43.80	$41.13	$38.89	$40.53	$42.46
TOTAL RETURN[2]	16.78%	11.48%	10.93%	0.80%	0.30%	39.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$57,107	$50,373	$74,029	$77,785	$121,582	$144,348
Ratio to average net assets of:
Expenses	0.58%[5]	0.65%[7]	0.59%[7]	0.59%[7]	0.58%[3,4,6]	0.58%[3,4]
Net investment income	4.64%[5]	4.20%	3.92%	4.25%	5.03%	4.34%
Portfolio turnover rate[8]	51%	130%	138%	148%	99%[10,11]	61%

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

4   Does not include expenses of the underlying investment companies in which the Fund invests.

5   Annualized.

6   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

7   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

8   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

9   The information reflects the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund through January 17, 2022 and the investment objective and strategy of the WisdomTree International AI Enhanced Value Fund thereafter.

10   The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on January 18, 2022.

11   On January 7, 2022, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.

See Notes to Financial Statements.

94    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree International Equity Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$57.74	$54.92	$49.80	$53.09	$52.63	$39.65
Investment Operations:
Net investment income[1]	1.27	2.05	1.93	2.11	1.94	1.47
Net realized and unrealized gain (loss)	8.74	2.71	5.24	(3.19)	0.50	12.99
Total from investment operations	10.01	4.76	7.17	(1.08)	2.44	14.46
Dividends to shareholders:
Net investment income	(1.41)	(1.94)	(2.05)	(2.21)	(1.98)	(1.48)
Net asset value, end of period	$66.34	$57.74	$54.92	$49.80	$53.09	$52.63
TOTAL RETURN[2]	17.48%	8.89%	14.83%	(1.55)%	4.62%	36.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$600,419	$519,628	$573,895	$570,153	$634,428	$602,625
Ratio to average net assets of:
Expenses	0.48%[3,9]	0.52%[4]	0.49%[4]	0.49%[4]	0.49%[4,5,6]	0.48%[5,6]
Net investment income	4.04%[3]	3.70%	3.80%	4.49%	3.58%	3.13%
Portfolio turnover rate[7]	4%	27%	22%	24%	31%	47%
WisdomTree International High Dividend Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$42.09	$39.66	$37.56	$39.93	$39.29	$29.53
Investment Operations:
Net investment income[1]	1.27	2.05	1.99	2.11	1.90	1.54
Net realized and unrealized gain (loss)	6.97	2.37	2.14	(2.37)	0.63	9.73
Total from investment operations	8.24	4.42	4.13	(0.26)	2.53	11.27
Dividends to shareholders:
Net investment income	(1.32)	(1.99)	(2.03)	(2.11)	(1.89)	(1.51)
Net asset value, end of period	$49.01	$42.09	$39.66	$37.56	$39.93	$39.29
TOTAL RETURN[2]	19.80%	11.59%	11.45%	0.01%	6.61%	38.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$490,105	$368,253	$341,052	$413,187	$201,634	$182,685
Ratio to average net assets of:
Expenses[5,6]	0.58%[3,9]	0.61%[8]	0.59%[8]	0.58%[9]	0.59%[8]	0.58%
Net investment income	5.49%[3]	5.14%	5.29%	5.89%	4.80%	4.43%
Portfolio turnover rate[7]	1%	46%	39%	36%	40%	57%

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   Annualized.

4   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.48%.

5   Does not include expenses of the underlying investment companies in which the Fund invests.

6   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

7   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

8   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

9   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.
See Notes to Financial Statements.

WisdomTree Trust    95

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree International LargeCap Dividend Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$54.72	$51.74	$46.62	$48.95	$47.34	$36.81
Investment Operations:
Net investment income[1]	1.15	1.86	1.83	1.94	1.79	1.42
Net realized and unrealized gain (loss)	7.56	2.91	5.14	(2.23)	1.63	10.55
Total from investment operations	8.71	4.77	6.97	(0.29)	3.42	11.97
Dividends to shareholders:
Net investment income	(1.25)	(1.79)	(1.85)	(2.04)	(1.81)	(1.44)
Net asset value, end of period	$62.18	$54.72	$51.74	$46.62	$48.95	$47.34
TOTAL RETURN[2]	16.06%	9.47%	15.35%	(0.05)%	7.27%	32.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$668,402	$533,557	$517,419	$491,834	$381,807	$352,717
Ratio to average net assets of:
Expenses[3,4]	0.48%[5]	0.51%[6]	0.49%[6]	0.49%[6]	0.49%[6]	0.48%
Net investment income	3.84%[5]	3.58%	3.83%	4.43%	3.63%	3.33%
Portfolio turnover rate[7]	1%	23%	24%	23%	30%	38%
WisdomTree International MidCap Dividend Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$66.05	$62.97	$58.26	$64.69	$67.16	$47.06
Investment Operations:
Net investment income[1]	1.77	2.25	2.04	2.31	2.54	1.51
Net realized and unrealized gain (loss)	11.79	3.09	5.15	(6.20)	(2.53)	20.12
Total from investment operations	13.56	5.34	7.19	(3.89)	0.01	21.63
Dividends to shareholders:
Net investment income	(1.97)	(2.26)	(2.48)	(2.54)	(2.48)	(1.53)
Net asset value, end of period	$77.64	$66.05	$62.97	$58.26	$64.69	$67.16
TOTAL RETURN[2]	20.68%	8.74%	12.80%	(5.68)%	(0.13)%	46.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$155,275	$135,399	$135,388	$128,175	$135,853	$144,404
Ratio to average net assets of:
Expenses	0.58%[5,9]	0.62%[8]	0.59%[8]	0.59%[8]	0.59%[8]	0.58%
Net investment income	4.78%[5]	3.54%	3.48%	4.10%	3.75%	2.63%
Portfolio turnover rate[7]	3%	34%	36%	39%	44%	62%

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

4   Does not include expenses of the underlying investment companies in which the Fund invests.

5   Annualized.

6   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.48%.

7   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

8   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

9   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

See Notes to Financial Statements.

96    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree International Multifactor Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$28.95	$26.53	$25.00	$25.30	$25.43	$20.88
Investment Operations:
Net investment income[1]	0.58	0.90	0.86	0.95	0.79	0.59
Net realized and unrealized gain (loss)	3.16	2.41	1.59	(0.33)	0.00 [2]	4.53
Total from investment operations	3.74	3.31	2.45	0.62	0.79	5.12
Dividends to shareholders:
Net investment income	(0.68)	(0.89)	(0.92)	(0.92)	(0.92)	(0.57)
Net asset value, end of period	$32.01	$28.95	$26.53	$25.00	$25.30	$25.43
TOTAL RETURN[3]	12.97%	12.75%	10.07%	2.76%	3.03%	24.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$38,416	$31,847	$42,441	$39,996	$32,886	$38,138
Ratio to average net assets of:
Expenses	0.38%[4]	0.42%[5]	0.38%[5]	0.39%[6]	0.39%[6]	0.38%
Net investment income	3.73%[4]	3.29%	3.41%	3.98%	3.01%	2.47%
Portfolio turnover rate[7]	58%	99%	121%	118%	105%	123%
WisdomTree International Quality Dividend Growth Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$35.47	$37.99	$33.72	$36.82	$36.95	$25.87
Investment Operations:
Net investment income[1]	0.56	0.69	0.67	1.06	1.22	0.91
Net realized and unrealized gain (loss)	4.53	(2.46)	4.27	(3.03)	(0.27)	10.98
Total from investment operations	5.09	(1.77)	4.94	(1.97)	0.95	11.89
Dividends to shareholders:
Net investment income	(0.64)	(0.75)	(0.67)	(1.13)	(1.08)	(0.81)
Net asset value, end of period	$39.92	$35.47	$37.99	$33.72	$36.82	$36.95
TOTAL RETURN[3]	14.40%	(4.70)%	14.81%	(4.85)%	2.46%	46.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$740,538	$746,545	$978,181	$665,916	$373,740	$190,307
Ratio to average net assets of:
Expenses, net of expense waivers	0.45%[4,8]	0.44%[8]	0.43%[8]	0.43%[8]	0.42%	0.41%[9]
Expenses, prior to expense waivers	0.45%[4,8]	0.44%[8]	0.43%[8]	0.43%[8]	0.42%	0.44%
Net investment income	2.93%[4]	1.87%	1.94%	3.38%	3.16%	2.73%
Portfolio turnover rate[7]	2%	48%	49%	48%	63%	66%

1   Based on average shares outstanding.

2   Amount represents less than $0.005.

3   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4   Annualized.

5   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

6   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.38%.

7   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

8   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.42%.

9   The investment advisor had contractually agreed to limit the advisory fee to 0.38% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.42%.

See Notes to Financial Statements.

WisdomTree Trust    97

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree International SmallCap Dividend Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$65.87	$65.43	$60.75	$69.29	$72.16	$48.29
Investment Operations:
Net investment income[1]	1.85	2.71	2.48	2.91	2.27	1.55
Net realized and unrealized gain (loss)	14.12	0.43	4.77	(8.19)	(2.72)	23.97
Total from investment operations	15.97	3.14	7.25	(5.28)	(0.45)	25.52
Dividends to shareholders:
Net investment income	(2.02)	(2.70)	(2.57)	(3.26)	(2.42)	(1.65)
Net asset value, end of period	$79.82	$65.87	$65.43	$60.75	$69.29	$72.16
TOTAL RETURN[2]	24.48%	4.94%	12.36%	(7.23)%	(0.79)%	53.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,033,666	$895,808	$1,099,262	$1,193,793	$1,330,363	$1,403,518
Ratio to average net assets of:
Expenses, net of expense waivers[3,4]	0.58%[5]	0.61%[6]	0.59%[6]	0.60%[6]	0.61%[6]	0.58%
Expenses, prior to expense waivers	0.59%[5]	0.61%[6]	0.59%[6]	0.60%[6]	0.61%[6]	0.58%
Net investment income	4.99%[5]	4.14%	4.08%	4.87%	3.08%	2.54%
Portfolio turnover rate[7]	5%	41%	36%	51%	55%	74%
WisdomTree Japan SmallCap Dividend Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$78.94	$78.13	$66.36	$66.61	$76.06	$58.64
Investment Operations:
Net investment income[1]	1.05	2.09	1.66	1.58	1.71	1.17
Net realized and unrealized gain (loss)	16.81	(0.03)	11.76	0.61[8]	(9.68)	18.13
Total from investment operations	17.86	2.06	13.42	2.19	(7.97)	19.30
Dividends to shareholders:
Net investment income	(1.19)	(1.25)	(1.65)	(2.44)	(1.48)	(1.88)
Net asset value, end of period	$95.61	$78.94	$78.13	$66.36	$66.61	$76.06
TOTAL RETURN[2]	22.82%	2.74%	20.44%	3.62%	(10.62)%	33.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$320,293	$246,417	$250,020	$182,497	$213,148	$190,141
Ratio to average net assets of:
Expenses[3,4]	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	2.42%[5]	2.74%	2.35%	2.56%	2.34%	1.73%
Portfolio turnover rate[7]	2%	29%	28%	26%	36%	43%

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   Does not include expenses of the underlying investment companies in which the Fund invests.

4   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

5   Annualized.

6   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

7   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

8   The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.
See Notes to Financial Statements.

98    WisdomTree Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Europe Defense Fund (“Europe Defense Fund”)	July 17, 2025
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree International AI Enhanced Value Fund (“International AI Enhanced Value Fund”)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund”)	June 16, 2006
WisdomTree International High Dividend Fund (“International High Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International Multifactor Fund (“International Multifactor Fund”)	August 10, 2018
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund”)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006

Each Fund, except for the International AI Enhanced Value Fund and International Multifactor Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The International AI Enhanced Value Fund is actively managed using a model-based approach seeking income and capital appreciation. The International Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing

WisdomTree Trust    99

Notes to Financial Statements (unaudited) (continued)

price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market

100    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon rate, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months or period ended September 30, 2025, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the fiscal period ended period and open positions in such derivatives as of period are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. The Funds’ derivative agreements may also contain credit-risk related contingent features which may include, but are not limited to, a threshold in the Funds’ derivative agreements on unrealized depreciation (i.e., the Funds’ obligation to the counterparty) above a specified dollar amount. If an event occurred at period that triggered a contingent feature, the counterparty to the agreement may require a Fund to post collateral (or additional collateral) or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment due to a counterparty. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in Note 2 — Master Netting Arrangements under the column entitled “Liabilities: Net Amount”. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of period, if any, is reflected as a footnote within each Fund’s Schedule of Investments. At period, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

WisdomTree Trust    101

Notes to Financial Statements (unaudited) (continued)

As of September 30, 2025, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$—	Unrealized depreciation on foreign currency contracts	$32
International High Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	70
International Multifactor Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	80,727	Unrealized depreciation on foreign currency contracts	97,142

For the six months or period ended September 30, 2025, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Defense Fund
Foreign currency risk	$(1,521)	$—
Europe Quality Dividend Growth Fund
Foreign currency risk	(4,913)	(32)
Europe SmallCap Dividend Fund
Equity risk	201,671	—
Foreign currency risk	(30,639)	—
International AI Enhanced Value Fund
Foreign currency risk	10,701	—
International Equity Fund
Foreign currency risk	(41,932)	(577)
International High Dividend Fund
Foreign currency risk	(10,123)	(70)
International LargeCap Dividend Fund
Foreign currency risk	(5,788)	(259)
International MidCap Dividend Fund
Foreign currency risk	(16,961)	(58)
International Multifactor Fund
Equity risk	(19,339)	—
Foreign currency risk	(889,370)	574,366
International Quality Dividend Growth Fund
Foreign currency risk	(56,719)	—
International SmallCap Dividend Fund
Equity risk	694,001	—
Foreign currency risk	(127,029)	134
Japan SmallCap Dividend Fund
Foreign currency risk	3,490	—
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Equity risk	Net realized gain (loss) from futures contracts
Foreign currency risk	Net realized gain (loss) from foreign currency contracts
[2] Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

102    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

During the six months or period ended September 30, 2025, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)
Europe Defense Fund
Foreign currency risk	$266,228	$86,184	$—	$—
Europe Quality Dividend Growth Fund
Foreign currency risk	—	19,426	—	—
Europe SmallCap Dividend Fund
Equity risk	—	—	28,810	—
Foreign currency risk	—	175,725	—	—
International AI Enhanced Value Fund
Foreign currency risk	—	9,605	—	—
International Equity Fund
Foreign currency risk	—	103,888	—	—
International High Dividend Fund
Foreign currency risk	—	50,593	—	—
International LargeCap Dividend Fund
Foreign currency risk	21,923	22,588	—	—
International MidCap Dividend Fund
Foreign currency risk	—	6,181	—	—
International Multifactor Fund
Equity risk	—	—	—	2,763
Foreign currency risk	8,548,449	17,000,916	—	—
International Quality Dividend Growth Fund
Foreign currency risk	—	55,962	—	—
International SmallCap Dividend Fund
Equity risk	—	—	1,420,491	—
Foreign currency risk	—	672,213	—	—
Japan SmallCap Dividend Fund
Foreign currency risk	154,020	—	—	—

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined, at the fair value of securities to be received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

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Notes to Financial Statements (unaudited) (continued)

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of September 30, 2025, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

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Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the International Multifactor Fund, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the fiscal period ended period, the Funds, except for the International Multifactor Fund, utilized foreign currency contracts primarily to facilitate foreign security settlements. The International Multifactor Fund utilized foreign currency contracts primarily to offset applicable international currency exposure from certain positions in international equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled and are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The Europe SmallCap Dividend Fund, International Multifactor Fund, and International SmallCap Dividend Fund each used utilized equity futures contracts on a temporary basis during the fiscal period to obtain market exposure consistent with its investment objective during the Fund’s periodic portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts, and the current accumulated variation margin on certain futures contracts that are received or paid when the futures contract expires, is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. Deposits at broker utilized for futures contract margin requirements generally are restricted from withdrawal. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

As of September 30, 2025, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by

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Notes to Financial Statements (unaudited) (continued)

the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The gross securities lending income earned by the Funds from the investment of securities lending cash collateral in a money market fund affiliated with WisdomTree Trust is shown in “Securities lending income, net” and disclosed parenthetically on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives, such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

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Notes to Financial Statements (unaudited) (continued)

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2025, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Europe Quality Dividend Growth Fund
Securities Lending	$104,367	$—	$(104,367)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	—	—	—	—	32	—	—	32
Europe SmallCap Dividend Fund
Securities Lending	6,036,968	—	(6,036,968)[1]	—	—	—	—	—
International AI Enhanced Value Fund
Securities Lending	681,457	—	(681,457)[1]	—	—	—	—	—
International Equity Fund
Securities Lending	9,314,572	—	(9,314,572)[1]	—	—	—	—	—
International High Dividend Fund
Securities Lending	12,916,855	—	(12,916,855)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	70	—	—	70
International LargeCap Dividend Fund
Securities Lending	6,748,880	—	(6,748,880)[1]	—	—	—	—	—
International MidCap Dividend Fund
Securities Lending	3,907,967	—	(3,907,967)[1]	—	—	—	—	—
International Multifactor Fund
Securities Lending	359,790	—	(359,790)[1]	—	—	—	—	—
Foreign Currency Contracts	80,727	(58,636)	—	22,091	97,142	(58,636)	—	38,506
International Quality Dividend Growth Fund
Securities Lending	12,631,807	—	(12,631,807)[1]	—	—	—	—	—
International SmallCap Dividend Fund
Securities Lending	71,379,344	—	(71,379,344)[1]	—	—	—	—	—
Japan SmallCap Dividend Fund
Securities Lending	22,262,524	—	(22,262,524)[1]	—	—	—	—	—
[1]The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Restricted Securities — Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is indicated with a footnote on each Fund’s Schedule of Investments.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely

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Notes to Financial Statements (unaudited) (continued)

distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for the International AI Enhanced Value Fund. Prior to January 7, 2022, sub-advisory services for the International AI Enhanced Value Fund were provided by Mellon and thereafter by Voya Investment Management Co., LLC (“Voya IM”). Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate
Europe Defense Fund[1]	0.45%
Europe Quality Dividend Growth Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
International AI Enhanced Value Fund	0.58%
International Equity Fund	0.48%
International High Dividend Fund	0.58%
International LargeCap Dividend Fund	0.48%
International MidCap Dividend Fund	0.58%
International Multifactor Fund	0.38%
International Quality Dividend Growth Fund	0.42%
International SmallCap Dividend Fund	0.58%
Japan SmallCap Dividend Fund	0.58%
[1]Since the commencement of operations on July 17, 2025.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended September 30, 2025, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would

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Notes to Financial Statements (unaudited) (continued)

otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

As of March 11, 2025 (the “Effective Date”), WTAM has contractually agreed to waive a portion of its advisory fee associated with investments of cash collateral from securities lending in the WisdomTree Government Money Market Digital Fund (the “Digital Money Fund”), a series of WisdomTree Digital Trust, which is managed by WisdomTree Digital Management, Inc., a registered investment adviser and affiliate of WTAM. WTAM has agreed to reduce its advisory fee to be paid by a Fund for that portion of the Fund’s assets invested in the Digital Money Fund by the amount necessary to reduce the net expense ratio of the Digital Money Fund, currently 0.25% of net assets per annum, to an effective rate of 0.09% of net assets per annum. The initial term of this agreement is one year from the Effective Date. Thereafter, the agreement will automatically be renewed for one-year terms unless earlier terminated by the Board of the Trust or WTAM. The dollar amount of contractual fee waivers are included in “Expense waivers — contractual” on the Statements of Operations.

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2025, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At September 30, 2025		For the Six Months Ended September 30, 2025
	Fund Shares held by WT	Market Value of Fund Shares Held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Europe SmallCap Dividend Fund	1	$70	$2
International AI Enhanced Value Fund	1	50	1
International Equity Fund	1	66	1
International LargeCap Dividend Fund	1	62	1
International Multifactor Fund	57	1,818	37
International Quality Dividend Growth Fund	527	21,017	284
International SmallCap Dividend Fund	77	6,122	160
Japan SmallCap Dividend Fund	1	95	17

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2025, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102% and 110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of September 30, 2025, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact is such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of September 30, 2025 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

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Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended September 30, 2025 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Non-U.S. Government Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales
Europe Defense Fund[1]	1,830,358	$1,043,876	$19,842,374	$809,605
Europe Quality Dividend Growth Fund	1,542,082	1,498,617	10,068,253	—
Europe SmallCap Dividend Fund	12,501,362	12,338,791	10,055,695	43
International AI Enhanced Value Fund	26,761,639	26,874,590	2,453,210	2,067,221
International Equity Fund	20,194,268	20,342,937	2,935,595	—
International High Dividend Fund	16,033,891	3,951,693	46,188,769	—
International LargeCap Dividend Fund	10,508,373	3,699,461	51,235,874	—
International MidCap Dividend Fund	4,690,289	4,928,496	3,745,676	7,150,618
International Multifactor Fund	21,664,219	21,781,287	15,185,015	12,698,433
International Quality Dividend Growth Fund	14,806,964	18,254,113	21,094,576	111,669,351
International SmallCap Dividend Fund	48,533,908	50,970,753	—	47,447,830
Japan SmallCap Dividend Fund	11,806,189	7,203,768	15,309,376	9,457,985
[1]For the period July 17, 2025 (commencement of operations) through September 30, 2025.

6. FEDERAL INCOME TAXES

At September 30, 2025, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Investments in Financial Derivatives[1]			Total Net Unrealized Appreciation/ (Depreciation)
					Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Europe Defense Fund	$19,913,801	$1,803,174	$(12,234)	$1,790,940	$—	$—	$—	$1,790,940
Europe Quality Dividend Growth Fund	67,982,043	15,906,814	(3,717,981)	12,188,833	—	(32)	(32)	12,188,801
Europe SmallCap Dividend Fund	153,452,148	45,703,221	(15,487,891)	30,215,330	—	—	—	30,215,330
International AI Enhanced Value Fund	50,392,129	6,980,279	(1,014,967)	5,965,312	—	—	—	5,965,312
International Equity Fund	403,782,686	213,883,643	(14,154,615)	199,729,028	—	—	—	199,729,028
International High Dividend Fund	389,589,167	124,508,488	(17,037,404)	107,471,084	—	(70)	(70)	107,471,014
International LargeCap Dividend Fund	455,494,542	228,263,480	(12,524,639)	215,738,841	—	—	—	215,738,841
International MidCap Dividend Fund	117,863,484	48,326,153	(8,187,173)	40,138,980	—	—	—	40,138,980
International Multifactor Fund	34,382,848	5,198,231	(1,068,812)	4,129,419	4,902	(859)	4,043	4,133,462
International Quality Dividend Growth Fund	639,585,173	164,435,064	(53,159,305)	111,275,759	—	—	—	111,275,759
International SmallCap Dividend Fund	846,549,740	327,688,394	(102,340,011)	225,348,383	—	—	—	225,348,383
Japan SmallCap Dividend Fund	269,315,203	77,579,433	(19,916,444)	57,662,989	—	—	—	57,662,989

[1]Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal period ended September 30, 2025, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended September 30, 2025, remains subject to examination by taxing authorities. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended September 30, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.
110    WisdomTree Trust

Notes to Financial Statements (unaudited) (concluded)

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal period ended September 30, 2025, the ECJ tax reclaims received by the Funds, if any, did not exceed the foreign withholding taxes of the respective Funds.

7. OPERATING SEGMENTS

Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 — Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

8. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”) which enhance income tax disclosures, including amendments that require greater disaggregation of disclosures related to income taxes paid by jurisdiction. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of the ASU 2023-09 on the Trust’s financial statements.

9. SUBSEQUENT EVENTS

Effective October 23, 2025, the WisdomTree International LargeCap Dividend Fund was renamed the WisdomTree True Developed International Fund.

10. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, the policy agenda of the new U.S. administration has introduced heightened risks, including economic policy and market risks with the imposition of significant tariffs and other trade-related initiatives that have disrupted, and could continue to disrupt, markets globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which the Funds invest, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. Trade disputes may also increase currency exchange rate volatility, which can adversely affect the prices of certain of Fund investments and the ability of certain Funds to hedge their currency risk, and negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global investment markets. While the aggregate effect of these policies is unknown, initially they appear to be escalating tensions between the United States and certain subject countries, as well as globally, and increasing volatility in the markets generally. The extent and duration of these conflicts, policy initiatives, and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

WisdomTree Trust    111

Additional Information (unaudited)

Item 8 of Form N-CSRS: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSRS: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSRS: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interest Trustee
Jonathan Steinberg	$—
Independent Trustees
David G. Chrencik	207,384
Joel Goldberg	216,810
Melinda Raso Kirstein	207,384
Phillip Goff	188,531
Toni Massaro	197,957
Victor Ugolyn	282,796

Item 11 of Form N-CSRS: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 25-26, 2025 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) each respective sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon”) and Voya Investment Management Co. LLC (“Voya” and together with “Mellon”, the “Sub-Advisers”), pursuant to which the Sub-Advisers coordinate the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreement” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 12, 2025, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and

112    WisdomTree Trust

Additional Information (unaudited) (continued)

restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub-Advisers’ performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2025, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes includes all funds in the investment classification/category with a similar load type as the subject Fund. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured, and sought explanations from WTAM to help explain the variations of returns.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were relatively close to the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed materially from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with the Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Additional Information (unaudited) (continued)

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services and whether these fees were paid directly other than for investment advisory services, such as to pay for distribution, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained or that the historic patterns of asset growth or decline would be predictably repeated. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Additional Information (unaudited) (continued)

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree Europe Defense Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on June 10-11, 2025, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreements, the “Agreements”), pursuant to which Mellon Investments Corporation (“Mellon”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information concerning the proposed investment objectives, principal strategies, and associated risks of the Fund to the Trust’s Investment Committee — composed of Independent Trustees — at the meeting held on April 15, 2024. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the Fund would be passively managed. The Board noted WTAM’s belief that shareholders will invest in the Funds on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub- Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund has not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives, the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Advisers in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fee paid by the Fund) and not by the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the Fund’s tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Additional Information (unaudited) (concluded)

Analysis of Profitability and Economies of Scale. As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-advisers, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by authorized participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies is included under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 25-26, 2025 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) each respective sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon”) and Voya Investment Management Co. LLC (“Voya” and together with “Mellon”, the “Sub-Advisers”), pursuant to which the Sub-Advisers coordinate the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreement” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 12, 2025, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub-Advisers’ performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board's approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds' Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2025, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes includes all funds in the investment classification/category with a similar load type as the subject Fund. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured, and sought explanations from WTAM to help explain the variations of returns.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were relatively close to the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed materially from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with the Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services and whether these fees were paid directly other than for investment advisory services, such as to pay for distribution, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained or that the historic patterns of asset growth or decline would be predictably repeated. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

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At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree Europe Defense Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on June 10-11, 2025, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreements, the “Agreements”), pursuant to which Mellon Investments Corporation (“Mellon”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information concerning the proposed investment objectives, principal strategies, and associated risks of the Fund to the Trust’s Investment Committee—composed of Independent Trustees—at the meeting held on April 15, 2024. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the Fund would be passively managed. The Board noted WTAM’s belief that shareholders will invest in the Funds on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub- Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund has not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives, the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Advisers in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fee paid by the Fund) and not by the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the Fund’s tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-advisers, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

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In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by the Shareholder Reports that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: December 5, 2025

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: December 5, 2025